                                             ----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. . . . . . .19.3
                                             ----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-7874
                                  ---------------------------------------------
     One Group Investment Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     1111 Polaris Parkway, Columbus, OH                              43271-1235
-------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                    One Group Administrative Services, Inc.
                    1111 Polaris Parkway, Columbus, OH 43240
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     1-800-480-4111
                                                   ----------------------------

Date of fiscal year end:    December 31, 2004
                        -------------------------------------------------------

Date of reporting period:   January 1, 2004 through June 30, 2004
                         ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                         [ONE GROUP INVESTMENTS]

  SEMI-ANNUAL REPORT
  Twelve Months Ended June 30, 2004

          One Group
             INVESTMENT TRUST

          Mid Cap Growth Portfolio        Equity Index Portfolio
          Mid Cap Value Portfolio         Balanced Portfolio
          Diversified Mid Cap Portfolio   Bond Portfolio
          Large Cap Growth Portfolio      Government Bond Portfolio
          Diversified Equity Portfolio


NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus.

ONE GROUP INVESTMENT TRUST
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   51

Statements of Operations ...................................   53

Statements of Changes in Net Assets ........................   55

Financial Highlights .......................................   58

Notes to Financial Statements ..............................   60

Trustees ...................................................   65

Officers ...................................................   66

Shareholder Expense Example ................................   67


ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 2

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS (98.3%):
Commercial Services (3.3%):
    31,800   Dun & Bradstreet Corp.
               (b).......................    1,714,338
    50,405   Harte-Hanks, Inc. ..........    1,230,386
    48,690   Manpower, Inc. .............    2,471,991
    31,600   Nextel Partners, Inc., Class
               A (b).....................      503,072
    24,500   RSA Security, Inc. (b)......      501,515
                                           -----------
                                             6,421,302
                                           -----------
Consumer Durables (1.4%):
    21,000   Centex Corp. ...............      960,750
     8,600   Harman International
               Industries, Inc. .........      782,600
    24,250   HNI Corp. ..................    1,026,503
                                           -----------
                                             2,769,853
                                           -----------
Consumer Non-Durables (3.5%):
    83,600   Coach, Inc. (b).............    3,777,884
    40,600   Dean Foods Co. (b)..........    1,514,786
    52,030   Hormel Foods Corp. .........    1,618,133
                                           -----------
                                             6,910,803
                                           -----------
Consumer Services (9.0%):
    38,145   Brinker International, Inc.
               (b).......................    1,301,507
    36,240   Career Education Corp.
               (b).......................    1,651,094
    18,730   Cheesecake Factory, Inc.
               (b).......................      745,267
    46,100   Corinthian Colleges, Inc.
               (b).......................    1,140,514
    42,600   Education Management Corp.
               (b).......................    1,399,836
    32,110   GTECH Holdings Corp. .......    1,487,014
    20,870   International Speedway
               Corp., Class A............    1,015,117
    12,200   ITT Educational Services,
               Inc. (b)..................      463,844
    26,000   Mandalay Resort Group.......    1,784,640
    17,400   MGM Grand, Inc. (b).........      816,756
    40,020   Outback Steakhouse, Inc. ...    1,655,227
    15,000   Panera Bread Co. (b)........      538,200
    26,100   Ruby Tuesday, Inc. .........      716,445
    11,500   Starwood Hotels & Resorts
               Worldwide, Inc. ..........      515,775
     2,560   Washington Post Co., Class
               B.........................    2,380,826
                                           -----------
                                            17,612,062
                                           -----------
Distribution Services (1.8%):
    36,880   CDW Corp. ..................    2,351,469
    14,090   Patterson Dental Co. (b)....    1,077,744
                                           -----------
                                             3,429,213
                                           -----------
Electronic Technology (15.7%):
    37,700   Adtran, Inc. ...............    1,258,049
    12,600   Agilent Technologies, Inc.
               (b).......................      368,928
    55,900   Altera Corp. (b)............    1,242,098

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    15,200   Amphenol Corp., Class A
               (b).......................      506,464
    11,300   Arrow Electronics, Inc.
               (b).......................      303,066
     6,000   Avocent Corp. (b)...........      220,440
    14,900   Broadcom Corp., Class A
               (b).......................      696,873
    11,800   Cognizant Technology
               Solutions Corp. (b).......      299,838
    44,200   Comverse Technology, Inc.
               (b).......................      881,348
    51,700   Cree, Inc. (b)..............    1,203,576
    24,340   Diebold, Inc. ..............    1,286,856
    20,400   Emulex Corp. (b)............      291,924
    32,100   Fairchild Semiconductor
               International, Inc. (b)...      525,477
    15,400   Harris Corp. ...............      781,550
    30,600   Integrated Circuit Systems,
               Inc. (b)..................      831,096
    48,800   Integrated Device
               Technology, Inc. (b)......      675,392
    32,000   Intersil Corp., Class A.....      693,120
    38,300   Jabil Circuit, Inc. (b).....      964,394
    51,100   Juniper Networks, Inc.
               (b).......................    1,255,527
    26,700   KLA-Tencor Corp. (b)........    1,318,446
    19,500   L-3 Communications Holdings,
               Inc. .....................    1,302,600
    58,710   Lam Research Corp. (b)......    1,573,428
    18,500   Lexmark International, Inc.,
               Class A (b)...............    1,785,805
    61,515   Microchip Technology,
               Inc. .....................    1,940,182
    16,300   Novellus Systems, Inc.
               (b).......................      512,472
    17,800   Qlogic Corp. (b)............      473,302
    23,900   SanDisk Corp. (b)...........      518,391
    39,890   Semtech Corp. (b)...........      939,011
    23,780   Silicon Laboratories, Inc.
               (b).......................    1,102,203
    57,500   Storage Technology Corp.
               (b).......................    1,667,500
    61,520   Synopsys, Inc. (b)..........    1,749,014
    94,700   Tellabs, Inc. (b)...........      827,678
    10,000   Zebra Technologies Corp.,
               Class A (b)...............      870,000
                                           -----------
                                            30,866,048
                                           -----------
Energy Minerals (3.2%):
    20,800   Apache Corp. ...............      905,840
    31,480   Murphy Oil Corp. ...........    2,320,076
   100,445   XTO Energy, Inc. ...........    2,992,257
                                           -----------
                                             6,218,173
                                           -----------
Finance (6.4%):
    17,100   Affiliated Managers Group,
               Inc. (b)..................      861,327
    38,060   Arthur J. Gallagher &
               Co. ......................    1,158,927
    37,156   ChoicePoint, Inc. (b).......    1,696,543
    31,270   Commerce Bancorp, Inc. .....    1,720,163

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    20,100   Everest Re Group Ltd. ......    1,615,236
    32,420   Legg Mason, Inc. ...........    2,950,544
    10,143   Lehman Brothers Holdings,
               Inc. .....................      763,261
    33,710   New York Community Bancorp,
               Inc. .....................      661,727
    22,040   Westamerica Bancorp.........    1,155,998
                                           -----------
                                            12,583,726
                                           -----------
Health Services (6.9%):
    10,400   Aetna, Inc. ................      884,000
    21,900   AmerisourceBergen Corp. ....    1,309,182
    26,460   Anthem, Inc. (b)............    2,369,758
    70,511   Caremark Rx, Inc. (b).......    2,322,632
    28,505   Coventry Health Care, Inc.
               (b).......................    1,393,895
    33,370   Express Scripts, Inc., Class
               A (b).....................    2,643,904
    30,100   Omnicare, Inc. .............    1,288,581
    28,350   Universal Health Services,
               Inc., Class B.............    1,300,982
                                           -----------
                                            13,512,934
                                           -----------
Health Technology (12.6%):
    13,900   Allergan, Inc. .............    1,244,328
    44,900   Angiotech Pharmaceuticals,
               Inc. (b)..................      904,735
    35,857   Barr Pharmaceuticals, Inc.
               (b).......................    1,208,381
    26,210   Beckman Coulter, Inc. ......    1,598,810
    42,300   Biogen Idec, Inc. (b).......    2,675,475
    31,100   Biomet, Inc. ...............    1,382,084
    15,370   Charles River Laboratories
               International, Inc. (b)...      751,132
    31,870   Dentsply International,
               Inc. .....................    1,660,427
    27,290   Edwards Lifesciences Corp.
               (b).......................      951,057
    18,400   Fisher Scientific
               International, Inc. (b)...    1,062,600
    10,700   Genzyme Corp. (b)...........      506,431
    35,250   Gilead Sciences, Inc. (b)...    2,361,750
    43,000   MedImmune, Inc. (b).........    1,006,200
    55,805   Mylan Laboratories, Inc. ...    1,130,051
    14,410   Protein Design Labs, Inc.
               (b).......................      275,663
    33,430   Sepracor, Inc. (b)..........    1,768,447
    14,300   St. Jude Medical, Inc.
               (b).......................    1,081,795
    17,570   Steris Corp. (b)............      396,379
    20,280   Varian Medical Systems, Inc.
               (b).......................    1,609,218
    39,380   Watson Pharmaceuticals, Inc.
               (b).......................    1,059,322
                                           -----------
                                            24,634,285
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Industrial Services (3.7%):
     7,300   Dycom Industries, Inc.
               (b).......................      204,400
    37,500   FMC Technologies, Inc.
               (b).......................    1,080,000
    40,610   Jacobs Engineering Group,
               Inc. (b)..................    1,599,222
    17,700   Patterson-UTI Energy,
               Inc. .....................      591,357
    46,420   Smith International, Inc.
               (b).......................    2,588,379
    39,900   Tetra Tech, Inc. (b)........      651,168
    11,800   Weatherford International
               Ltd. (b)..................      530,764
                                           -----------
                                             7,245,290
                                           -----------
Process Industries (2.8%):
     4,800   Biotech Holders Trust.......      702,960
    33,100   Freeport-McMoRan Copper &
               Gold, Inc., Class B.......    1,097,265
    60,200   Inco Ltd. (b)...............    2,080,512
     7,000   Scotts Co., Class A (b).....      447,160
    21,560   Valspar Corp. ..............    1,086,408
                                           -----------
                                             5,414,305
                                           -----------
Producer Manufacturing (2.0%):
    46,990   Energizer Holdings, Inc.
               (b).......................    2,114,549
    19,650   Graco, Inc. ................      610,133
    25,790   Hubbell, Inc., Class B......    1,204,651
                                           -----------
                                             3,929,333
                                           -----------
Retail Trade (9.8%):
    27,400   Advance Auto Parts, Inc.
               (b).......................    1,210,532
    22,110   Bed Bath & Beyond, Inc.
               (b).......................      850,130
    43,100   Chico's FAS, Inc. (b).......    1,946,396
    41,260   Claire's Stores, Inc. ......      895,342
    27,880   Fastenal Co. ...............    1,584,420
    19,550   Michael's Stores, Inc. .....    1,075,250
    33,400   O'Reilly Automotive, Inc.
               (b).......................    1,509,680
    80,160   Petsmart, Inc. .............    2,601,192
    60,250   Rent-A-Center, Inc. (b).....    1,803,283
    97,140   Ross Stores, Inc. ..........    2,599,466
    77,700   TJX Cos., Inc. .............    1,875,678
    11,600   Whole Foods Market, Inc. ...    1,107,220
                                           -----------
                                            19,058,589
                                           -----------
Technology Services (11.8%):
    39,700   Adobe Systems, Inc. ........    1,846,050
    56,400   Affiliated Computer
               Services, Inc., Class A
               (b).......................    2,985,816
    18,000   Ask Jeeves, Inc. (b)........      702,540
    48,600   BMC Software, Inc. (b)......      899,100
    23,390   Certegy, Inc. ..............      907,532
    13,400   Cognos, Inc. (b)............      484,544
    44,920   DST Systems, Inc. (b).......    2,160,203
    32,100   Electronic Arts, Inc. (b)...    1,751,055
    13,400   F5 Networks, Inc. (b).......      354,832

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 4

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    32,980   Fair Issac & Co., Inc. .....    1,100,872
    37,600   Fiserv, Inc. (b)............    1,462,264
     7,100   Getty Images, Inc. (b)......      426,000
    22,300   Intuit, Inc. (b)............      860,334
    31,800   Macromedia, Inc. (b)........      780,690
    47,510   Macrovision Corp. (b).......    1,189,175
    39,135   National Instruments
               Corp. ....................    1,199,488
    21,400   Netease.com, Inc. (b).......      884,248
    23,300   SunGard Data Systems, Inc.
               (b).......................      605,800
    42,000   Symantec Corp. (b)..........    1,838,760
    38,700   Unisys Corp. (b)............      537,156
                                           -----------
                                            22,976,459
                                           -----------
Transportation (3.3%):
    97,700   AMR Corp. (b)...............    1,183,147
    35,200   C.H. Robinson Worldwide,
               Inc. .....................    1,613,568
    37,660   Expeditors International of
               Washington, Inc. .........    1,860,781
    28,500   J.B. Hunt Transport
               Services, Inc. ...........    1,099,530
    35,000   Swift Transportation Co.,
               Inc. (b)..................      628,250
                                           -----------
                                             6,385,276
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities (1.1%):
    40,260   Equitable Resources,
               Inc. .....................    2,081,845
                                           -----------
  Total Common Stocks                      192,049,496
                                           -----------
INVESTMENT COMPANIES (1.4%):
       900   iShares Russell 2000 Growth
               Index Fund................       56,250
     5,900   Mid-Cap 400 Depository
               Receipt...................      655,490
 1,967,213   One Group Prime Money Market
               Fund, Class I (c).........    1,967,213
                                           -----------
  Total Investment Companies                 2,678,953
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (10.7%):
20,897,661   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   20,897,661
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending       20,897,661
                                           -----------
Total (Cost $175,080,617) (a)              215,626,110
                                           ===========

------------
Percentages indicated are based on net assets of $195,375,577.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $45,628,967
                   Unrealized depreciation......................   (5,083,474)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $40,545,493
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS (96.0%):
Commercial Services (1.3%):
    5,800   Banta Corp. .................      257,578
   26,800   Copart, Inc. (b).............      715,560
   16,100   Valassis Communications, Inc.
              (b)........................      490,567
                                           -----------
                                             1,463,705
                                           -----------
Consumer Durables (4.9%):
   13,200   Centex Corp. ................      603,900
   40,300   D.R. Horton, Inc. ...........    1,144,520
   11,400   HNI Corp. ...................      482,562
   21,200   Lennar Corp. ................      948,064
    6,800   Mohawk Industries, Inc.
              (b)........................      498,644
   50,000   Newell Rubbermaid, Inc. .....    1,175,000
   14,000   Pulte Homes, Inc. ...........      728,420
                                           -----------
                                             5,581,110
                                           -----------
Consumer Non-Durables (3.4%):
   35,200   Constellation Brands, Inc.,
              Class A (b)................    1,306,976
   22,800   Loews Corp. -- Carolina
              Group......................      559,740
   53,900   PepsiAmericas, Inc. .........    1,144,836
   42,700   Tyson Foods, Inc., Class A...      894,565
                                           -----------
                                             3,906,117
                                           -----------
Consumer Services (6.2%):
   38,700   Belo Corp., Class A..........    1,039,095
   10,300   Brinker International, Inc.
              (b)........................      351,436
   28,700   CBRL Group, Inc. ............      885,395
   35,000   Emmis Communications Corp.,
              Class A (b)................      734,300
   21,700   Laureate Education, Inc.
              (b)........................      829,808
   25,400   Mandalay Resort Group........    1,743,456
   33,000   Reader's Digest Association,
              Inc., Class A..............      527,670
   34,546   Scholastic Corp. (b).........    1,034,653
                                           -----------
                                             7,145,813
                                           -----------
Electronic Technology (6.9%):
   94,600   3Com Corp. (b)...............      591,250
   29,200   American Power Conversion
              Corp. .....................      573,780
   41,300   Arrow Electronics, Inc.
              (b)........................    1,107,666
    7,800   Diebold, Inc. ...............      412,386
   29,500   Harris Corp. ................    1,497,125
   48,300   Integrated Device Technology,
              Inc. (b)...................      668,472
   32,000   L-3 Communications Holdings,
              Inc. ......................    2,137,600
   39,560   Lattice Semiconductor Corp.
              (b)........................      277,316
   27,600   Newport Corp. (b)............      446,292

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
   18,000   Titan Corp. (b)..............      233,640
                                           -----------
                                             7,945,527
                                           -----------
Energy Minerals (3.5%):
   30,080   Arch Coal, Inc. .............    1,100,627
   14,062   Devon Energy Corp. ..........      928,092
   34,400   Pioneer Natural Resources
              Co. .......................    1,206,752
   10,230   Valero Energy Corp. .........      754,565
                                           -----------
                                             3,990,036
                                           -----------
Finance (27.6%):
   18,100   AMB Property Corp. ..........      626,803
   23,700   American Financial Group,
              Inc. ......................      724,509
   32,800   American Financial Realty
              Trust......................      468,712
   33,600   Associated Banc Corp. .......      995,568
   21,500   Assurant, Inc. ..............      567,170
   37,600   Assured Guaranty Ltd. (b)....      637,320
   19,700   Axis Capital Holdings
              Ltd. ......................      551,600
   42,400   Banknorth Group, Inc. .......    1,377,152
   36,100   Compass Bancshares, Inc. ....    1,552,300
   10,500   Cousins Properties, Inc. ....      345,975
   95,800   E*Trade Group, Inc. (b)......    1,068,170
   20,000   Endurance Specialty Holdings
              Ltd. ......................      696,000
   28,100   Everest Re Group Ltd. .......    2,258,115
   36,602   Fidelity National Financial,
              Inc. ......................    1,366,719
   20,300   First Horizon National
              Corp. .....................      923,041
   29,100   HCC Insurance Holdings,
              Inc. ......................      972,231
   16,100   Independence Community Bank
              Corp. .....................      586,040
   33,500   IndyMac Bancorp, Inc. .......    1,058,600
   30,800   Janus Capital Group, Inc. ...      507,892
   21,920   Liberty Property Trust.......      881,403
   18,730   MBIA, Inc. ..................    1,069,858
   27,500   Mercantile Bankshares
              Corp. .....................    1,287,550
   44,310   National Commerce Financial
              Co. .......................    1,440,075
   10,300   NCO Group, Inc. (b)..........      274,907
   30,000   New York Community Bancorp,
              Inc. ......................      588,900
   59,550   Old Republic International
              Corp. .....................    1,412,526
   27,900   PMI Group, Inc. .............    1,214,208
   16,900   Protective Life Corp. .......      653,523
   35,600   Radian Group, Inc. ..........    1,705,240
   75,900   Sovereign Bancorp, Inc. .....    1,677,390
   13,500   StanCorp Financial Group,
              Inc. ......................      904,500
   24,900   United Dominion Realty Trust,
              Inc. ......................      492,522

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 6

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
   13,600   Zions Bancorp................      835,720
                                           -----------
                                            31,722,239
                                           -----------
Health Services (3.3%):
   13,000   AmerisourceBergen Corp. .....      777,140
   26,000   Omnicare, Inc. ..............    1,113,060
   36,300   Triad Hospitals, Inc. (b)....    1,351,449
   12,700   Universal Health Services,
              Inc., Class B..............      582,803
                                           -----------
                                             3,824,452
                                           -----------
Health Technology (0.6%):
   26,700   King Pharmaceuticals, Inc.
              (b)........................      305,715
   16,900   Millennium Pharmaceuticals,
              Inc. (b)...................      233,220
   10,370   Protein Design Labs, Inc.
              (b)........................      198,378
                                           -----------
                                               737,313
                                           -----------
Industrial Services (5.9%):
  105,000   El Paso Corp. ...............      827,400
   44,700   ENSCO International, Inc. ...    1,300,770
   38,500   Grant Prideco, Inc. (b)......      710,710
   19,200   Helmerich & Payne, Inc. .....      502,080
   30,800   National-Oilwell, Inc. (b)...      969,892
   20,300   Republic Services, Inc. .....      587,482
   26,500   Tidewater, Inc. .............      789,700
   49,300   Varco International, Inc.
              (b)........................    1,079,177
                                           -----------
                                             6,767,211
                                           -----------
Non-Energy Minerals (1.1%):
   56,840   AK Steel Holding Corp. (b)...      299,547
   12,000   Phelps Dodge Corp. ..........      930,120
                                           -----------
                                             1,229,667
                                           -----------
Process Industries (5.8%):
   21,600   Bowater, Inc. ...............      898,344
   19,780   Cabot Corp. .................      805,046
   27,200   Ferro Corp. .................      725,696
   34,100   Lubrizol Corp. ..............    1,248,742
   38,610   Lyondell Chemical Co. .......      671,428
    7,900   Minerals Technologies,
              Inc. ......................      458,200
   73,540   RPM International, Inc. .....    1,117,808
   15,000   Valspar Corp. ...............      755,850
                                           -----------
                                             6,681,114
                                           -----------
Producer Manufacturing (7.7%):
   38,600   ALLETE, Inc. ................    1,285,380
   32,000   Borg Warner, Inc. ...........    1,400,640
   13,700   Carlisle Cos., Inc. .........      852,825
   24,200   Lear Corp. ..................    1,427,558
   32,600   Pentair, Inc. ...............    1,096,664
   23,000   SPX Corp. ...................    1,068,120

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
   13,400   Teleflex, Inc. ..............      672,010
   18,700   Trinity Industries, Inc. ....      594,473
   12,200   York International Corp. ....      501,054
                                           -----------
                                             8,898,724
                                           -----------
Retail Trade (2.7%):
   72,500   Albertson's, Inc. ...........    1,924,150
   13,700   Borders Group, Inc. .........      321,128
   56,100   Saks, Inc. ..................      841,500
                                           -----------
                                             3,086,778
                                           -----------
Technology Services (2.4%):
   32,560   Ascential Software Corp.
              (b)........................      520,634
   20,800   Macromedia, Inc. (b).........      510,640
   11,300   Reynolds & Reynolds Co.,
              Class A....................      261,369
   47,500   Sybase, Inc. (b).............      855,000
   40,400   Unisys Corp. (b).............      560,752
                                           -----------
                                             2,708,395
                                           -----------
Transportation (2.8%):
   33,000   Atlantic Coast Airlines, Inc.
              (b)........................      189,420
   35,100   EGL, Inc. (b)................      933,660
   41,200   J.B. Hunt Transport Services,
              Inc. ......................    1,589,496
   29,600   Swift Transportation Co.,
              Inc. (b)...................      531,320
                                           -----------
                                             3,243,896
                                           -----------
Utilities (9.9%):
   29,500   Black Hills Corp. ...........      929,250
   20,000   Consolidated Edison, Inc. ...      795,200
   35,300   Energy East Corp. ...........      856,025
   12,500   Equitable Resources, Inc. ...      646,375
   18,380   Hawaiian Electric Industries,
              Inc. ......................      479,718
   39,120   MDU Resources Group, Inc. ...      940,054
   15,090   NSTAR........................      722,509
   47,600   Oneok, Inc. .................    1,046,724
   70,725   Pepco Holdings, Inc. ........    1,292,853
   48,030   Puget Energy, Inc. ..........    1,052,337
   27,000   Sempra Energy................      929,610
   50,500   Wisconsin Energy Corp. ......    1,646,805
                                           -----------
                                            11,337,460
                                           -----------
  Total Common Stocks                      110,269,557
                                           -----------
WARRANTS (0.0%):
Finance (0.0%):
   22,300   Dime Bancorp, Inc. (b).......        2,453
                                           -----------
  Total Warrants                                 2,453
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
INVESTMENT COMPANIES (3.9%):
4,478,718   One Group Prime Money Market
              Fund, Class I (c)..........    4,478,718
                                           -----------
  Total Investment Companies                 4,478,718
                                           -----------
REPURCHASE AGREEMENTS (0.3%):
  349,000   State Street Bank and Trust,
              0.65%, 7/1/04 (Proceeds at
              maturity $349,006
              collateralized by various
              U.S. Government
              Securities)................      349,000
                                           -----------
  Total Repurchase Agreements                  349,000
                                           -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (7.7%):
8,832,135   Pool of various securities
              for One Group Equity
              Funds -- footnote 2
              (Securities Lending).......    8,832,135
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending        8,832,135
                                           -----------
Total (Cost $99,636,111) (a)               123,931,863
                                           ===========

------------
Percentages indicated are based on net assets of $114,896,709.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $25,622,902
                   Unrealized depreciation......................   (1,327,150)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $24,295,752
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 8

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS (93.9%):
Commercial Services (1.6%):
   12,554   Manpower, Inc. ...............     637,367
   16,130   RSA Security, Inc. (b)........     330,181
                                            ----------
                                               967,548
                                            ----------
Consumer Durables (2.2%):
    5,990   Cooper Tire & Rubber Co. .....     137,770
   20,680   D.R. Horton, Inc. ............     587,312
    7,677   Mohawk Industries, Inc. (b)...     562,954
                                            ----------
                                             1,288,036
                                            ----------
Consumer Non-Durables (3.0%):
    6,630   Coach, Inc. (b)...............     299,610
   13,713   Constellation Brands, Inc.,
              Class A (b).................     509,164
   15,948   Liz Claiborne, Inc. ..........     573,808
   13,830   Smithfield Foods, Inc. (b)....     406,602
                                            ----------
                                             1,789,184
                                            ----------
Consumer Services (3.8%):
   19,522   Corinthian Colleges, Inc.
              (b).........................     482,974
   10,667   ITT Educational Services, Inc.
              (b).........................     405,559
    6,322   Mandalay Resort Group.........     433,942
   12,840   Outback Steakhouse, Inc. .....     531,063
   10,603   Yum! Brands, Inc. (b).........     394,644
                                            ----------
                                             2,248,182
                                            ----------
Distribution Services (2.2%):
    9,863   CDW Corp. ....................     628,865
    8,075   Henry Schein, Inc. (b)........     509,856
    2,180   Patterson Dental Co. (b)......     166,748
                                            ----------
                                             1,305,469
                                            ----------
Electronic Technology (10.6%):
   10,310   Adtran, Inc. .................     344,045
   13,730   Amphenol Corp., Class A (b)...     457,484
   14,862   Arrow Electronics, Inc. (b)...     398,599
   24,844   Cadence Design Systems, Inc.
              (b).........................     363,468
   15,742   Espeed, Inc. (b)..............     277,846
    7,606   Foundry Networks, Inc. (b)....     107,016
    3,320   Harris Corp. .................     168,490
    8,573   International Rectifier Corp.
              (b).........................     355,094
   32,843   Intersil Corp., Class A.......     711,379
   41,460   KEMET Corp. (b)...............     506,641
   11,776   L-3 Communications Holdings,
              Inc. .......................     786,636
   17,872   Microchip Technology, Inc. ...     563,683
    8,180   Plexus Corp. (b)..............     110,430
   14,742   Qlogic Corp. (b)..............     391,990

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    8,340   Synopsys, Inc. (b)............     237,106
    5,650   Zebra Technologies Corp.,
              Class A (b).................     491,550
                                            ----------
                                             6,271,457
                                            ----------
Energy Minerals (5.4%):
   14,302   Apache Corp. .................     622,852
   14,785   Arch Coal, Inc. ..............     540,983
   23,622   Massey Energy Co. ............     666,377
    9,870   Murphy Oil Corp. .............     727,419
   18,805   Pioneer Natural Resources
              Co. ........................     659,679
                                            ----------
                                             3,217,310
                                            ----------
Finance (18.8%):
   11,513   Affiliated Managers Group,
              Inc. (b)....................     579,910
    6,386   AMBAC Financial Group,
              Inc. .......................     468,988
   13,018   Associated Banc Corp. ........     385,723
   21,946   Assurant, Inc. ...............     578,935
   32,283   Assured Guaranty Ltd. (b).....     547,197
   22,603   Axis Capital Holdings Ltd. ...     632,884
   29,030   Banknorth Group, Inc. ........     942,894
   15,648   Catellus Development Corp. ...     385,723
   19,157   Compass Bancshares, Inc. .....     823,751
   59,685   E*Trade Group, Inc. (b).......     665,488
   11,778   Everest Re Group Ltd. ........     946,480
    4,899   National Financial Partners
              Co. ........................     172,788
   10,110   New York Community Bancorp,
              Inc. .......................     198,459
   14,680   North Fork Bancorp, Inc. .....     558,574
   23,100   Old Republic International
              Corp. ......................     547,932
   19,157   PMI Group, Inc. ..............     833,713
    7,967   ProAssurance Corp. (b)........     271,754
   10,910   Radian Group, Inc. ...........     522,589
   26,785   Sovereign Bancorp, Inc. ......     591,949
    6,701   StanCorp Financial Group,
              Inc. .......................     448,967
                                            ----------
                                            11,104,698
                                            ----------
Health Services (3.5%):
   17,765   Caremark Rx, Inc. (b).........     585,179
    9,501   Coventry Health Care, Inc.
              (b).........................     464,599
    4,690   Express Scripts, Inc., Class A
              (b).........................     371,589
   15,047   Omnicare, Inc. ...............     644,162
                                            ----------
                                             2,065,529
                                            ----------
Health Technology (5.0%):
    8,565   Barr Pharmaceuticals, Inc.
              (b).........................     288,641
    4,705   Beckman Coulter, Inc. ........     287,005
    6,274   Biogen Idec, Inc. (b).........     396,831
    7,390   Dentsply International,
              Inc. .......................     385,019
    7,171   Fisher Scientific
              International, Inc. (b).....     414,125

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
   27,891   Mylan Laboratories, Inc. .....     564,792
    4,460   Teva Pharmaceutical -- ADR....     300,113
   11,070   Watson Pharmaceuticals, Inc.
              (b).........................     297,783
                                            ----------
                                             2,934,309
                                            ----------
Industrial Services (5.3%):
   10,828   BJ Services Co. (b)...........     496,356
   19,698   El Paso Corp. ................     155,220
   38,702   Grant Prideco, Inc. (b).......     714,439
   15,038   Harsco Corp. .................     706,786
    5,948   Jacobs Engineering Group, Inc.
              (b).........................     234,232
    9,060   National-Oilwell, Inc. (b)....     285,299
   19,053   Republic Services, Inc. ......     551,394
                                            ----------
                                             3,143,726
                                            ----------
Non-Energy Minerals (1.0%):
   13,061   Lafarge North America
              Corp. ......................     565,541
                                            ----------
Process Industries (5.0%):
    8,642   Ball Corp. ...................     622,655
   10,595   Cabot Corp. ..................     431,217
   13,444   Engelhard Corp. ..............     434,376
   15,146   Freeport-McMoRan Copper &
              Gold, Inc., Class B.........     502,090
   15,104   Praxair, Inc. ................     602,801
    7,521   Valspar Corp. ................     378,983
                                            ----------
                                             2,972,122
                                            ----------
Producer Manufacturing (8.5%):
   26,176   AGCO Corp. (b)................     533,205
   12,093   ALLETE, Inc. .................     402,697
   24,258   AMETEK, Inc. .................     749,572
   11,084   Borg Warner, Inc. ............     485,147
    8,509   Cummins, Inc. ................     531,813
    6,908   ITT Industries, Inc. .........     573,364
   13,703   Lear Corp. ...................     808,339
    9,590   Martin Marietta Materials,
              Inc. .......................     425,125
    7,950   Nordson Corp. ................     344,792
    5,460   Smith (A.O.) Corp. ...........     173,573
                                            ----------
                                             5,027,627
                                            ----------
Retail Trade (3.8%):
    5,840   Barnes & Noble, Inc. (b)......     198,443
    5,140   O'Reilly Automotive, Inc.
              (b).........................     232,328
    9,260   Petsmart, Inc. ...............     300,487
   12,898   Regis Corp. ..................     575,121
   16,921   Rent-A-Center, Inc. (b).......     506,446
   15,960   Ross Stores, Inc. ............     427,090
                                            ----------
                                             2,239,915
                                            ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services (4.1%):
    9,347   Affiliated Computer Services,
              Inc., Class A (b)...........     494,831
   16,643   AT&T Corp. ...................     243,487
   16,677   ATI Technologies, Inc. (b)....     314,528
    4,950   Fair Issac & Co., Inc. .......     165,231
   18,902   Macromedia, Inc. (b)..........     464,044
   10,091   SunGard Data Systems, Inc.
              (b).........................     262,366
   12,356   Tech Data Corp. (b)...........     483,490
                                            ----------
                                             2,427,977
                                            ----------
Transportation (3.4%):
   10,190   C.H. Robinson Worldwide,
              Inc. .......................     467,110
    5,530   Expeditors International of
              Washington, Inc.............     273,237
    8,980   J.B. Hunt Transport Services,
              Inc. .......................     346,448
    9,605   Landstar System, Inc. (b).....     507,817
    9,510   Norfolk Southern Corp. .......     252,205
    8,923   Swift Transportation Co., Inc.
              (b).........................     160,168
                                            ----------
                                             2,006,985
                                            ----------
Utilities (6.7%):
   12,761   Alliant Energy Corp. .........     332,807
    3,243   Ameren Corp. .................     139,319
    9,414   Black Hills Corp. ............     296,541
   11,530   Entergy Corp. ................     645,795
   15,183   Equitable Resources, Inc. ....     785,114
    6,634   Kinder Morgan, Inc. ..........     393,330
   23,881   MDU Resources Group, Inc. ....     573,860
    9,201   Scana Corp. ..................     334,640
   14,142   Wisconsin Energy Corp. .......     461,171
                                            ----------
                                             3,962,577
                                            ----------
  Total Common Stocks                       55,538,192
                                            ----------
INVESTMENT COMPANIES (3.7%):
2,210,345   One Group Prime Money Market
              Fund, Class I (c)...........   2,210,345
                                            ----------
  Total Investment Companies                 2,210,345
                                            ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (3.1%):
1,863,365   Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)........   1,863,365
                                            ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending        1,863,365
                                            ----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 10

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
REPURCHASE AGREEMENTS (2.5%):
1,478,000   State Street Bank and Trust,
              0.65%, 7/1/04 (Proceeds at
              maturity $1,478,027
              collateralized by various
              Government Securities)......   1,478,000
                                            ----------
  Total Repurchase Agreements                1,478,000
                                            ----------
Total (Cost $49,901,866) (a)                61,089,902
                                            ==========

------------
Percentages indicated are based on net assets of $59,204,707.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $12,460,398
                   Unrealized depreciation......................   (1,272,362)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $11,188,036
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS (97.0%):
Communications (0.3%):
   21,460   Nextel Communications, Inc.,
              Class A (b)................      572,124
                                           -----------
Consumer Durables (1.9%):
   59,730   Harley-Davidson, Inc. .......    3,699,676
                                           -----------
Consumer Non-Durables (10.7%):
   40,235   Alberto-Culver Co., Class
              B..........................    2,017,383
   52,060   Anheuser-Busch Co., Inc. ....    2,811,240
   66,210   Coca-Cola Co. ...............    3,342,281
   64,520   General Mills, Inc. .........    3,066,636
   32,770   Gillette Co. ................    1,389,448
   51,484   PepsiCo, Inc. ...............    2,773,958
  106,800   Procter & Gamble Co. ........    5,814,191
                                           -----------
                                            21,215,137
                                           -----------
Consumer Services (3.6%):
   67,070   Clear Channel Communications,
              Inc. ......................    2,478,237
   35,240   Comcast Corp., Class A (b)...      987,777
   19,990   EchoStar Communications
              Corp., Class A (b).........      614,693
   23,530   Grupo Televisa S.A. .........    1,065,203
   45,480   Univision Communications,
              Inc. (b)...................    1,452,176
   13,020   Wendy's International,
              Inc. ......................      453,617
                                           -----------
                                             7,051,703
                                           -----------
Distribution Services (0.6%):
   17,040   Cardinal Health, Inc. .......    1,193,652
                                           -----------
Electronic Technology (16.8%):
   21,930   Analog Devices, Inc. ........    1,032,464
   74,900   Applied Materials, Inc.
              (b)........................    1,469,538
   37,020   Boeing Co. ..................    1,891,352
  159,820   Cisco Systems, Inc. (b)......    3,787,734
   90,190   Dell, Inc. (b)...............    3,230,606
   44,280   EMC Corp. (b)................      504,792
    5,610   General Dynamics Corp. ......      557,073
   13,400   Harris Corp. ................      680,050
  229,720   Intel Corp. .................    6,340,271
   23,280   International Business
              Machines Corp. ............    2,052,132
   32,200   Jabil Circuit, Inc. (b)......      810,796
   19,200   Linear Technology Corp. .....      757,824
   19,380   Lockheed Martin Corp. .......    1,009,310
   43,770   Motorola, Inc. ..............      798,803
  115,830   PerkinElmer, Inc. ...........    2,321,233
   36,280   Qlogic Corp. (b).............      964,685
   30,090   Qualcomm, Inc. ..............    2,195,968
   43,160   Synopsys, Inc. (b)...........    1,227,039
   64,461   Texas Instruments, Inc. .....    1,558,667
                                           -----------
                                            33,190,337
                                           -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy Minerals (2.6%):
   70,220   Burlington Resources,
              Inc. ......................    2,540,560
   25,780   Devon Energy Corp. ..........    1,701,480
   10,790   Murphy Oil Corp. ............      795,223
                                           -----------
                                             5,037,263
                                           -----------
Finance (5.9%):
   48,830   American Express Co. ........    2,508,885
   75,850   American International Group,
              Inc. ......................    5,406,589
   26,400   Everest Re Group Ltd. .......    2,121,504
    8,540   Fannie Mae...................      609,414
   20,440   Morgan Stanley Dean Witter &
              Co. .......................    1,078,619
                                           -----------
                                            11,725,011
                                           -----------
Health Services (4.3%):
   52,180   AmerisourceBergen Corp. .....    3,119,319
   38,790   Caremark Rx, Inc. (b)........    1,277,743
   47,070   Omnicare, Inc. ..............    2,015,067
   23,020   UnitedHealth Group, Inc. ....    1,432,995
    5,060   Wellpoint Health Networks,
              Inc., Class A (b)..........      566,771
                                           -----------
                                             8,411,895
                                           -----------
Health Technology (22.4%):
   59,890   Abbott Laboratories..........    2,441,116
   67,754   Amgen, Inc. (b)..............    3,697,336
   24,370   Biogen Idec, Inc. (b)........    1,541,403
   36,480   Boston Scientific Corp.
              (b)........................    1,561,344
   20,250   Chiron Corp. (b).............      903,960
   36,610   Eli Lilly & Co. .............    2,559,405
   27,260   Forest Laboratories, Inc.
              (b)........................    1,543,734
   28,080   Genzyme Corp. (b)............    1,329,026
   31,410   Gilead Sciences, Inc. (b)....    2,104,470
   31,870   Guidant Corp. ...............    1,780,896
  105,760   Johnson & Johnson............    5,890,832
   71,710   MedImmune, Inc. (b)..........    1,678,014
   36,160   Medtronic, Inc. .............    1,761,715
   65,030   Merck & Co., Inc. ...........    3,088,925
   61,870   Pall Corp. ..................    1,620,375
  278,755   Pfizer, Inc. ................    9,555,721
   36,490   Wyeth........................    1,319,478
                                           -----------
                                            44,377,750
                                           -----------
Industrial Services (5.0%):
   42,130   BJ Services Co. (b)..........    1,931,239
   53,360   Fluor Corp. .................    2,543,671
   17,630   Nabors Industries Ltd. (b)...      797,229
   28,350   Noble Corp. (b)..............    1,074,182
   22,020   Schlumberger Ltd. ...........    1,398,490

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 12

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
   15,020   Smith International, Inc.
              (b)........................      837,515
   27,160   Weatherford International
              Ltd. (b)...................    1,221,657
                                           -----------
                                             9,803,983
                                           -----------
Non-Energy Minerals (3.7%):
   84,370   Alcoa, Inc. .................    2,786,741
   27,940   Newmont Mining Corp. ........    1,082,954
   44,740   Phelps Dodge Corp. ..........    3,467,798
                                           -----------
                                             7,337,493
                                           -----------
Process Industries (1.4%):
   23,730   Alcan, Inc. .................      982,422
   24,080   Freeport-McMoRan Copper &
              Gold, Inc., Class B........      798,252
   26,220   Praxair, Inc. ...............    1,046,440
                                           -----------
                                             2,827,114
                                           -----------
Producer Manufacturing (1.6%):
   29,540   Minnesota Mining &
              Manufacturing Co. .........    2,658,896
    5,580   United Technologies Corp. ...      510,458
                                           -----------
                                             3,169,354
                                           -----------
Retail Trade (6.3%):
   22,360   Home Depot, Inc. ............      787,072
   17,190   Lowe's Cos., Inc. ...........      903,335
   41,070   Staples, Inc. ...............    1,203,762
   57,900   Target Corp. ................    2,459,013
   44,230   TJX Cos., Inc. ..............    1,067,712
   84,160   Wal-Mart Stores, Inc. .......    4,440,281
   45,280   Walgreen Co. ................    1,639,589
                                           -----------
                                            12,500,764
                                           -----------
Technology Services (9.6%):
   43,120   Affiliated Computer Services,
              Inc., Class A (b)..........    2,282,773
   45,650   BEA Systems, Inc. (b)........      375,243

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
   31,390   BMC Software, Inc. (b).......      580,715
   18,190   eBay, Inc. (b)...............    1,672,571
   27,740   Electronic Arts, Inc. (b)....    1,513,217
   45,000   First Data Corp. ............    2,003,400
  225,000   Microsoft Corp. .............    6,426,000
   55,380   Oracle Corp. (b).............      660,683
   27,580   PeopleSoft, Inc. (b).........      510,230
   19,680   Symantec Corp. (b)...........      861,590
  114,497   Taiwan Semiconductor ADR.....      951,473
   38,350   Veritas Software Corp. (b)...    1,062,295
                                           -----------
                                            18,900,190
                                           -----------
Transportation (0.3%):
   16,510   United Defense Industries,
              Inc. (b)...................      577,850
                                           -----------
  Total Common Stocks                      191,591,296
                                           -----------
INVESTMENT COMPANIES (2.8%):
5,510,141   One Group Prime Money Market
              Fund, Class I (c)..........    5,510,141
                                           -----------
  Total Investment Companies                 5,510,141
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (0.9%):
1,875,430   Pool of various securities
              for One Group Equity
              Funds -- footnote 2
              (Securities Lending).......    1,875,430
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending        1,875,430
                                           -----------
Total (Cost $194,281,729) (a)              198,976,867
                                           ===========

------------
Percentages indicated are based on net assets of $197,523,922.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 21,214,204
                   Unrealized depreciation......................   (16,519,066)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $  4,695,138
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS (98.9%):
Commercial Services (0.7%):
    16,156   Omnicom Group, Inc. ........    1,226,079
                                           -----------
Communications (2.3%):
    20,655   CenturyTel, Inc. ...........      620,476
    41,100   Nextel Communications, Inc.,
               Class A (b)...............    1,095,727
    41,148   SBC Communications, Inc. ...      997,839
    24,202   Verizon Communications......      875,870
                                           -----------
                                             3,589,912
                                           -----------
Consumer Durables (0.9%):
    51,080   Eastman Kodak Co. ..........    1,378,138
                                           -----------
Consumer Non-Durables (3.2%):
    42,498   Altria Group, Inc. .........    2,127,025
    21,121   Estee Lauder Cos., Class
               A.........................    1,030,282
    47,112   Jones Apparel Group,
               Inc. .....................    1,859,982
                                           -----------
                                             5,017,289
                                           -----------
Consumer Services (6.7%):
     8,450   Apollo Group, Inc., Class A
               (b).......................      746,051
    41,822   Brinker International, Inc.
               (b).......................    1,426,967
    20,914   Clear Channel
               Communications, Inc. .....      772,772
    34,218   Comcast Corp., Class A
               (b).......................      959,131
    20,090   Starbucks Corp. (b).........      873,513
   101,850   Time Warner, Inc. (b).......    1,790,523
    54,240   Viacom, Inc., Class B.......    1,937,453
    57,402   Yum! Brands, Inc. (b).......    2,136,501
                                           -----------
                                            10,642,911
                                           -----------
Distribution Services (1.1%):
    16,703   Andrx Corp. (b).............      466,515
    37,773   Sysco Corp. ................    1,354,917
                                           -----------
                                             1,821,432
                                           -----------
Electronic Technology (10.7%):
   101,281   Cisco Systems, Inc. (b).....    2,400,360
    63,989   Dell, Inc. (b)..............    2,292,086
    13,881   Diebold, Inc. ..............      733,888
   127,687   Intel Corp. ................    3,524,161
    27,792   International Business
               Machines Corp. ...........    2,449,865
    15,830   L-3 Communications Holdings,
               Inc. .....................    1,057,444
    19,435   Linear Technology Corp. ....      767,099
   112,191   Motorola, Inc. .............    2,047,486
    23,800   Qualcomm, Inc. .............    1,736,924
                                           -----------
                                            17,009,313
                                           -----------
Energy Minerals (6.2%):
     9,542   Devon Energy Corp. .........      629,772
   118,689   Exxon Mobil Corp. ..........    5,270,979

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
    24,079   Murphy Oil Corp. ...........    1,774,622
    36,672   Suncor Energy, Inc. ........      939,170
    17,190   Valero Energy Corp. ........    1,267,934
                                           -----------
                                             9,882,477
                                           -----------
Finance (21.7%):
    41,874   American International
               Group, Inc. ..............    2,984,779
    24,180   Capital One Financial
               Corp. ....................    1,653,428
    28,809   Charter One Financial,
               Inc. .....................    1,273,070
   107,714   Citigroup, Inc. ............    5,008,700
    13,530   Commerce Bancorp, Inc. .....      744,285
    21,090   Fannie Mae..................    1,504,982
    62,181   Freddie Mac.................    3,936,057
    22,528   Hartford Financial Services
               Group, Inc. ..............    1,548,575
   108,915   MBNA Corp. .................    2,808,918
    35,922   Morgan Stanley Dean Witter &
               Co. ......................    1,895,604
    47,152   National City Corp. ........    1,650,792
    32,833   North Fork Bancorp, Inc. ...    1,249,296
     6,450   SunTrust Banks, Inc. .......      419,186
    92,041   U.S. Bancorp................    2,536,650
    63,268   Washington Mutual, Inc. ....    2,444,676
    38,228   Wells Fargo & Co. ..........    2,187,788
    19,650   Willis Group Holdings
               Ltd. .....................      735,893
                                           -----------
                                            34,582,679
                                           -----------
Health Services (1.8%):
    41,650   Odyssey Healthcare, Inc.
               (b).......................      783,853
    32,380   UnitedHealth Group, Inc. ...    2,015,655
                                           -----------
                                             2,799,508
                                           -----------
Health Technology (9.3%):
    52,272   Amgen, Inc. (b).............    2,852,483
    53,260   Biovail Corp. (b)...........    1,010,875
    31,751   Charles River Laboratories
               International, Inc. (b)...    1,551,671
         2   MedImmune, Inc. (b).........           47
    46,827   Medtronic, Inc. ............    2,281,411
    36,956   Merck & Co., Inc. ..........    1,755,410
   153,099   Pfizer, Inc. ...............    5,248,234
                                           -----------
                                            14,700,131
                                           -----------
Industrial Services (0.9%):
    13,146   Cooper Cameron Corp. (b)....      640,210
    19,073   Weatherford International
               Ltd. (b)..................      857,904
                                           -----------
                                             1,498,114
                                           -----------
Non-Energy Minerals (1.0%):
    48,024   Alcoa, Inc. ................    1,586,233
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 14

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Process Industries (1.6%):
    19,786   Cabot Corp. ................      805,290
    19,611   Sigma-Aldrich Corp. ........    1,169,012
     9,319   Temple-Inland, Inc. ........      645,341
                                           -----------
                                             2,619,643
                                           -----------
Producer Manufacturing (12.8%):
    27,813   Crane Co. ..................      873,050
    23,542   Danaher Corp. ..............    1,220,653
    14,688   Eaton Corp. ................      950,901
   143,265   General Electric Co. .......    4,641,786
    42,356   Honeywell International,
               Inc. .....................    1,551,500
    30,754   Johnson Controls, Inc. .....    1,641,649
    28,794   Lear Corp. .................    1,698,558
    29,394   Minnesota Mining &
               Manufacturing Co. ........    2,645,754
    33,450   Pentair, Inc. ..............    1,125,258
    23,105   Pitney Bowes, Inc. .........    1,022,396
    13,798   SPX Corp. ..................      640,779
    72,485   Tyco International Ltd. ....    2,402,153
                                           -----------
                                            20,414,437
                                           -----------
Retail Trade (8.1%):
    59,040   Albertson's, Inc. ..........    1,566,922
    38,230   Kohl's Corp. (b)............    1,616,364
    44,564   Rent-A-Center, Inc. (b).....    1,333,801
    78,450   Safeway, Inc. (b)...........    1,987,923
    28,537   Target Corp. ...............    1,211,966
    67,801   Wal-Mart Stores, Inc. ......    3,577,181
    41,538   Walgreen Co. ...............    1,504,091
                                           -----------
                                            12,798,248
                                           -----------
Technology Services (5.5%):
    11,478   Affiliated Computer
               Services, Inc., Class A
               (b).......................      607,645
    13,672   Electronic Arts, Inc. (b)...      745,808

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
   203,595   Microsoft Corp. ............    5,814,673
    33,088   Network Associates, Inc.
               (b).......................      599,885
    30,554   Paychex, Inc. ..............    1,035,170
                                           -----------
                                             8,803,181
                                           -----------
Transportation (1.5%):
    16,431   Canadian National Railway
               Co. ......................      716,227
    21,628   United Parcel Service, Inc.,
               Class B...................    1,625,777
                                           -----------
                                             2,342,004
Utilities (2.8%):
    26,199   FPL Group, Inc. ............    1,675,426
    18,422   Kinder Morgan, Inc. ........    1,092,240
    40,328   Pinnacle West Capital
               Corp. ....................    1,628,848
                                           -----------
                                             4,396,514
                                           -----------
  Total Common Stocks                      157,108,243
                                           -----------
INVESTMENT COMPANIES (1.1%):
 1,772,168   One Group Prime Money Market
               Fund, Class I (c).........    1,772,168
                                           -----------
  Total Investment Companies                 1,772,168
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (7.1%):
11,211,806   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   11,211,806
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending       11,211,806
                                           -----------
Total (Cost $161,796,624) (a)              170,092,217
                                           ===========

------------
Percentages indicated are based on net assets of $158,823,255.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 22,597,948
                   Unrealized depreciation......................   (14,302,355)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $  8,295,593
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS (99.7%):
Commercial Services (0.6%):
      598   Deluxe Corp. ................       26,013
    1,643   Equifax, Inc. ...............       40,664
    2,284   McGraw-Hill Cos., Inc. ......      174,885
    1,405   Monster Worldwide, Inc.
              (b)........................       36,137
    1,795   Moody's Corp. ...............      116,065
    2,267   Omnicom Group, Inc. .........      172,042
    2,605   R.R. Donnelley & Sons Co. ...       86,017
    2,058   Robert Half International,
              Inc. ......................       61,267
    1,667   Sabre Group Holdings,
              Inc. ......................       46,193
                                           -----------
                                               759,283
                                           -----------
Communications (3.3%):
    3,696   Alltel Corp. ................      187,092
   32,706   AT&T Wireless Services, Inc.
              (b)........................      468,350
   21,997   BellSouth Corp. .............      576,761
    1,665   CenturyTel, Inc. ............       50,017
    3,447   Citizens Communications Co.
              (b)........................       41,709
   13,308   Nextel Communications, Inc.,
              Class A (b)................      354,791
   21,397   Qwest Communications
              International, Inc. (b)....       76,815
   39,715   SBC Communications, Inc. ....      963,089
   17,104   Sprint Corp., FON Group......      301,030
   33,221   Verizon Communications.......    1,202,268
                                           -----------
                                             4,221,922
                                           -----------
Consumer Durables (1.5%):
      949   Black & Decker Corp. ........       58,961
    1,136   Brunswick Corp. .............       46,349
    1,479   Centex Corp. ................       67,664
      889   Cooper Tire & Rubber Co. ....       20,447
        0   Eagle Materials, Inc. .......           23
    3,437   Eastman Kodak Co. ...........       92,730
   21,955   Ford Motor Co. ..............      343,597
    1,754   Fortune Brands, Inc. ........      132,304
    6,771   General Motors Corp. ........      315,461
    2,104   Goodyear Tire & Rubber Co.
              (b)........................       19,125
    3,539   Harley-Davidson, Inc. .......      219,206
    2,115   Hasbro, Inc. ................       40,185
      560   KB Home......................       38,433
    2,302   Leggett & Platt, Inc. .......       61,486
    5,065   Mattel, Inc. ................       92,436
      946   Maytag Corp. ................       23,186
    3,295   Newell Rubbermaid, Inc. .....       77,433
    1,520   Pulte Homes, Inc. ...........       79,086
      697   Snap-On, Inc. ...............       23,384
      979   Stanley Works................       44,623
      827   Whirlpool Corp. .............       56,732
                                           -----------
                                             1,852,851
                                           -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durables (8.0%):
      446   Adolph Coors Co., Class B....       32,264
    1,085   Alberto-Culver Co., Class
              B..........................       54,402
   24,593   Altria Group, Inc. ..........    1,230,880
    9,644   Anheuser-Busch Co., Inc. ....      520,776
    5,658   Avon Products, Inc. .........      261,060
    1,456   Brown-Forman Corp., Class
              B..........................       70,281
    4,928   Campbell Soup Co. ...........      132,465
    2,053   Cintas Corp. ................       97,867
    2,544   Clorox Co. ..................      136,816
   29,208   Coca-Cola Co. ...............    1,474,419
    5,637   Coca-Cola Enterprises,
              Inc. ......................      163,417
    6,381   Colgate Palmolive Co. .......      372,969
    6,337   ConAgra Foods, Inc. .........      171,606
    4,532   General Mills, Inc. .........      215,406
   12,033   Gillette Co. ................      510,199
    4,222   H.J. Heinz Co. ..............      165,502
    3,110   Hershey Foods Corp. .........      143,900
    1,131   International Flavors &
              Fragrances, Inc. ..........       42,299
    1,512   Jones Apparel Group, Inc. ...       59,694
    4,924   Kellogg Co. .................      206,069
    6,012   Kimberly-Clark Corp. ........      396,071
    1,330   Liz Claiborne, Inc. .........       47,853
    1,649   McCormick & Co., Inc. .......       56,066
    3,166   Nike, Inc., Class B..........      239,825
    3,088   Pepsi Bottling Group,
              Inc. ......................       94,308
   20,470   PepsiCo, Inc. ...............    1,102,924
   30,826   Procter & Gamble Co. ........    1,678,166
      719   Reebok International Ltd. ...       25,870
    1,022   RJ Reynolds Tobacco Holdings,
              Inc. ......................       69,077
    9,477   Sara Lee Corp. ..............      217,876
    1,318   V.F. Corp. ..................       64,187
    2,693   Wm. Wrigley Jr. Co. .........      169,794
                                           -----------
                                            10,224,308
                                           -----------
Consumer Services (5.1%):
    2,117   Apollo Group, Inc., Class A
              (b)........................      186,910
    7,587   Carnival Corp. ..............      356,589
   12,231   Cendant Corp. ...............      299,415
    7,366   Clear Channel Communications,
              Inc. ......................      272,174
   26,891   Comcast Corp., Class A (b)...      753,755
    1,930   Darden Restaurants, Inc. ....       39,662
      981   Dow Jones & Co., Inc. .......       44,243
    3,268   Gannett Co., Inc. ...........      277,290
    2,098   H & R Block, Inc. ...........      100,033
    1,353   Harrah's Entertainment,
              Inc. ......................       73,197
    4,597   Hilton Hotels Corp. .........       85,780

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 16

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    4,184   International Game
              Technologies...............      161,502
    5,024   Interpublic Group of Cos.,
              Inc. (b)...................       68,980
      944   Knight-Ridder, Inc. .........       67,968
    2,712   Marriott International, Inc.,
              Class A....................      135,275
   15,098   McDonald's Corp. ............      392,548
      602   Meredith Corp. ..............       33,086
    1,783   New York Times Co., Class
              A..........................       79,718
    4,755   Starbucks Corp. (b)..........      206,747
    2,482   Starwood Hotels & Resorts
              Worldwide, Inc. ...........      111,318
   54,676   Time Warner, Inc. (b)........      961,203
    3,929   Tribune Co. .................      178,927
    3,878   Univision Communications,
              Inc. (b)...................      123,825
   20,777   Viacom, Inc., Class B........      742,154
   24,609   Walt Disney Co. .............      627,283
    1,368   Wendy's International,
              Inc. ......................       47,661
    3,470   Yum! Brands, Inc. (b)........      129,153
                                           -----------
                                             6,556,396
                                           -----------
Distribution Services (0.7%):
    5,161   Cardinal Health, Inc. .......      361,528
    2,092   Genuine Parts Co. ...........       83,011
    3,511   McKesson Corp. ..............      120,533
    1,617   SuperValu, Inc. .............       49,496
    7,668   Sysco Corp. .................      275,051
    1,090   W.W. Grainger, Inc. .........       62,675
                                           -----------
                                               952,294
                                           -----------
Electronic Technology (12.3%):
    9,700   ADC Telecommunications, Inc.
              (b)........................       27,548
    4,240   Advanced Micro Devices, Inc.
              (b)........................       67,416
    5,773   Agilent Technologies, Inc.
              (b)........................      169,033
    4,489   Altera Corp. (b).............       99,746
    2,401   American Power Conversion
              Corp. .....................       47,180
    4,507   Analog Devices, Inc. ........      212,190
    1,926   Andrew Corp. (b).............       38,539
    4,557   Apple Computer, Inc. (b).....      148,285
   20,216   Applied Materials, Inc.
              (b)........................      396,638
    3,738   Applied Micro Circuits Corp.
              (b)........................       19,886
    5,321   Avaya, Inc. (b)..............       84,019
   10,111   Boeing Co. ..................      516,571

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    3,767   Broadcom Corp., Class A
              (b)........................      176,183
    6,807   CIENA Corp. (b)..............       25,322
   81,082   Cisco Systems, Inc. (b)......    1,921,642
    2,346   Comverse Technology, Inc.
              (b)........................       46,779
   16,455   Corning, Inc. (b)............      214,902
   30,255   Dell, Inc. (b)...............    1,083,734
   29,307   EMC Corp. (b)................      334,100
    4,466   Gateway, Inc. (b)............       20,097
    2,387   General Dynamics Corp. ......      237,029
    1,410   Goodrich Corp. ..............       45,585
   36,567   Hewlett-Packard Co. .........      771,564
   77,562   Intel Corp. .................    2,140,710
   20,210   International Business
              Machines Corp. ............    1,781,511
    2,407   Jabil Circuit, Inc. (b)......       60,608
   17,270   JDS Uniphase Corp. (b).......       65,453
    2,357   KLA-Tencor Corp. (b).........      116,389
    1,558   Lexmark International, Inc.,
              Class A (b)................      150,394
    3,710   Linear Technology Corp. .....      146,434
    5,382   Lockheed Martin Corp. .......      280,295
    4,582   LSI Logic Corp. (b)..........       34,915
   51,392   Lucent Technologies, Inc.
              (b)........................      194,262
    3,864   Maxim Integrated Products,
              Inc. ......................      202,551
    7,321   Micron Technology, Inc.
              (b)........................      112,085
   28,111   Motorola, Inc. ..............      513,026
    4,302   National Semiconductor Corp.
              (b)........................       94,601
    1,134   NCR Corp. (b)................       56,235
    4,167   Network Appliance, Inc.
              (b)........................       89,716
    4,312   Northrop Grumman Corp. ......      231,554
    1,773   Novellus Systems, Inc. (b)...       55,743
    1,990   NVIDIA Corp. (b).............       40,795
    1,531   PerkinElmer, Inc. ...........       30,681
    2,118   PMC -- Sierra, Inc. (b)......       30,393
    1,118   Qlogic Corp. (b).............       29,728
    9,716   Qualcomm, Inc. ..............      709,074
    5,368   Raytheon Co. ................      192,013
    2,126   Rockwell Collins.............       70,838
    2,229   Rockwell International
              Corp. .....................       83,610
    6,247   Sanmina Corp. (b)............       56,848
    1,837   Scientific Atlanta, Inc. ....       63,377
   11,529   Solectron Corp. (b)..........       74,593
   39,885   Sun Microsystems, Inc. (b)...      173,101
    2,812   Symbol Technologies, Inc. ...       41,449
    1,015   Tektronix, Inc. .............       34,530
    4,985   Tellabs, Inc. (b)............       43,569
    2,326   Teradyne, Inc. (b)...........       52,800

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
   20,759   Texas Instruments, Inc. .....      501,953
    1,987   Thermo Electron Corp. (b)....       61,080
    1,433   Waters Corp. (b).............       68,469
    9,596   Xerox Corp. (b)..............      139,142
    4,162   Xilinx, Inc. ................      138,636
                                           -----------
                                            15,667,149
                                           -----------
Energy Minerals (5.5%):
    1,079   Amerada Hess Corp. ..........       85,446
    3,020   Anadarko Petroleum Corp. ....      176,972
    3,900   Apache Corp. ................      169,845
      844   Ashland, Inc. ...............       44,572
    4,757   Burlington Resources,
              Inc. ......................      172,108
   12,832   ChevronTexaco Corp. .........    1,207,620
    8,224   ConocoPhillips...............      627,409
    2,876   Devon Energy Corp. ..........      189,816
    1,398   EOG Resources, Inc. .........       83,475
   78,426   Exxon Mobil Corp. ...........    3,482,899
    1,794   Kerr-McGee Corp. ............       96,463
    4,142   Marathon Oil Corp. ..........      156,733
    4,691   Occidental Petroleum
              Corp. .....................      227,091
      906   Sunoco, Inc. ................       57,640
    3,160   Unocal Corp. ................      120,080
    1,544   Valero Energy Corp. .........      113,885
                                           -----------
                                             7,012,054
                                           -----------
Finance (20.1%):
    3,395   ACE Ltd. ....................      143,541
    6,099   AFLAC, Inc. .................      248,900
    8,426   Allstate Corp. ..............      392,230
    1,300   AMBAC Financial Group,
              Inc. ......................       95,472
   15,324   American Express Co. ........      787,346
   31,277   American International Group,
              Inc. ......................    2,229,424
    4,224   AmSouth Bancorp..............      107,585
    3,779   Aon Corp. ...................      107,588
    1,129   Apartment Investment &
              Management Co. ............       35,146
   24,449   Bank of America Corp. .......    2,068,873
    9,324   Bank of New York Co.,
              Inc. ......................      274,872
   13,453   Bank One Corp. (c)...........      686,102
    6,728   BB&T Corp. ..................      248,734
    1,258   Bear Stearns Cos., Inc. .....      106,062
    2,875   Capital One Financial
              Corp. .....................      196,593
   16,367   Charles Schwab Corp. ........      157,287
    2,684   Charter One Financial,
              Inc. ......................      118,606
    2,275   Chubb Corp. .................      155,110
    2,017   Cincinnati Financial
              Corp. .....................       87,780
   62,015   Citigroup, Inc. .............    2,883,697

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    2,077   Comerica, Inc. ..............      113,986
    3,350   Countrywide Financial
              Corp. .....................      235,338
    4,382   E*Trade Group, Inc. (b)......       48,859
    4,840   Equity Office Properties
              Trust......................      131,648
    3,360   Equity Residential Properties
              Trust......................       99,893
   11,621   Fannie Mae...................      829,274
    1,296   Federated Investors, Inc. ...       39,321
    6,750   Fifth Third Bancorp..........      363,015
    1,487   First Horizon National
              Corp. .....................       67,614
    2,998   Franklin Resources, Inc. ....      150,140
    8,256   Freddie Mac..................      522,605
    1,830   Golden West Financial
              Corp. .....................      194,621
    5,787   Goldman Sachs Group, Inc. ...      544,904
    3,502   Hartford Financial Services
              Group, Inc. ...............      240,727
    2,751   Huntington Bancshares,
              Inc. ......................       62,998
    2,870   Janus Capital Group, Inc. ...       47,326
    1,677   Jefferson-Pilot Corp. .......       85,192
   24,972   JP Morgan Chase & Co. .......      968,163
    4,921   KeyCorp......................      147,089
    3,321   Lehman Brothers Holdings,
              Inc. ......................      249,905
    2,138   Lincoln National Corp. ......      101,021
    2,224   Loews Corp. .................      133,351
    1,421   M & T Bank Corp. ............      124,053
    6,275   Marsh & McLennan Cos.,
              Inc. ......................      284,760
    2,664   Marshall & Ilsley Corp. .....      104,136
    1,731   MBIA, Inc. ..................       98,875
   15,321   MBNA Corp. ..................      395,129
    5,090   Mellon Financial Corp. ......      149,290
   11,524   Merrill Lynch & Co., Inc. ...      622,066
    9,064   MetLife, Inc. ...............      324,944
    1,185   MGIC Investment Corp. .......       89,894
   13,181   Morgan Stanley Dean Witter &
              Co. .......................      695,560
    7,451   National City Corp. .........      260,860
    2,074   North Fork Bancorp, Inc. ....       78,916
    2,643   Northern Trust Corp. ........      111,746
    2,197   Plum Creek Timber Co,
              Inc. ......................       71,578
    3,382   PNC Financial Services
              Group......................      179,517
    3,828   Principal Financial Group....      133,138
    2,607   Progressive Corp. ...........      222,377
    2,175   ProLogis.....................       71,601
    3,492   Providian Financial Corp.
              (b)........................       51,228
    6,308   Prudential Financial,
              Inc. ......................      293,133

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 18

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    2,632   Regions Financial Corp. .....       96,200
      784   Ryder Systems, Inc. .........       31,415
    1,671   SAFECO Corp. ................       73,524
    2,495   Simon Property Group,
              Inc. ......................      128,293
    5,264   SLM Corp. ...................      212,929
    3,955   Southtrust Corp. ............      153,494
    8,000   St. Paul Co., Inc. ..........      324,320
    4,028   State Street Corp. ..........      197,533
    3,387   SunTrust Banks, Inc. ........      220,121
    3,655   Synovus Financial Corp. .....       92,545
    1,519   T. Rowe Price Group, Inc. ...       76,558
    1,335   Torchmark Corp. .............       71,823
   22,728   U.S. Bancorp.................      626,383
    2,279   Union Planters Corp. ........       67,937
    3,553   UnumProvident Corp. .........       56,493
   15,766   Wachovia Corp. ..............      701,586
   10,372   Washington Mutual, Inc. .....      400,774
   20,237   Wells Fargo & Co. ...........    1,158,163
    1,656   XL Capital, Ltd., Class A....      124,962
    1,074   Zions Bancorp................       65,997
                                           -----------
                                            25,751,789
                                           -----------
Health Services (1.6%):
    1,827   Aetna, Inc. .................      155,295
    1,347   AmerisourceBergen Corp. .....       80,524
    1,662   Anthem, Inc. (b).............      148,849
    5,485   Caremark Rx, Inc. (b)........      180,676
    1,696   Cigna Corp. .................      116,702
      935   Express Scripts, Inc., Class
              A (b)......................       74,080
    5,824   HCA-The Healthcare Corp. ....      242,220
    2,915   Health Management Associates,
              Inc., Class A..............       65,354
    1,936   Humana, Inc. (b).............       32,718
    2,818   IMS Health, Inc. ............       66,054
    1,066   Manor Care, Inc. ............       34,837
    1,241   Quest Diagnostics, Inc. .....      105,423
    5,582   Tenet Healthcare Corp. (b)...       74,855
    7,385   UnitedHealth Group, Inc. ....      459,715
    1,866   Wellpoint Health Networks,
              Inc., Class A (b)..........      209,011
                                           -----------
                                             2,046,313
                                           -----------
Health Technology (11.3%):
   18,703   Abbott Laboratories..........      762,334
    1,575   Allergan, Inc. ..............      140,994
   15,249   Amgen, Inc. (b)..............      832,138
    2,420   Applera Corp.- Applied
              Biosystems Group...........       52,635
      635   Bausch & Lomb, Inc. .........       41,319
    7,350   Baxter International,
              Inc. ......................      253,649

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    3,037   Becton, Dickinson & Co. .....      157,317
    4,074   Biogen Idec, Inc. (b)........      257,681
    3,051   Biomet, Inc. ................      135,586
   10,014   Boston Scientific Corp.
              (b)........................      428,599
   23,316   Bristol-Myers Squibb Co. ....      571,242
    1,251   C.R. Bard, Inc. .............       70,869
    2,266   Chiron Corp. (b).............      101,154
   13,544   Eli Lilly & Co. .............      946,861
    4,435   Forest Laboratories, Inc.
              (b)........................      251,154
    2,716   Genzyme Corp. (b)............      128,548
    3,761   Guidant Corp. ...............      210,165
    1,871   Hospira (b)..................       51,640
   35,599   Johnson & Johnson............    1,982,864
    2,894   King Pharmaceuticals, Inc.
              (b)........................       33,136
    3,250   Medco Health Solutions, Inc.
              (b)........................      121,875
    2,983   MedImmune, Inc. (b)..........       69,802
   14,536   Medtronic, Inc. .............      708,194
   26,647   Merck & Co., Inc. ...........    1,265,733
      592   Millipore Corp. (b)..........       33,371
    3,220   Mylan Laboratories, Inc. ....       65,205
    1,500   Pall Corp. ..................       39,285
   91,503   Pfizer, Inc. ................    3,136,723
   17,650   Schering-Plough Corp. .......      326,172
    2,112   St. Jude Medical, Inc. (b)...      159,773
    4,799   Stryker Corp. ...............      263,945
    1,306   Watson Pharmaceuticals, Inc.
              (b)........................       35,131
   15,991   Wyeth........................      578,235
    2,926   Zimmer Holdings, Inc. (b)....      258,073
                                           -----------
                                            14,471,402
                                           -----------
Industrial Services (1.2%):
    3,805   Allied Waste Industries, Inc.
              (b)........................       50,150
    3,994   Baker Hughes, Inc. ..........      150,374
    1,929   BJ Services Co. (b)..........       88,425
    7,687   El Paso Corp. ...............       60,574
      996   Fluor Corp. .................       47,479
    5,278   Halliburton Co. .............      159,712
    1,782   Nabors Industries Ltd. (b)...       80,582
    1,617   Noble Corp. (b)..............       61,268
    1,269   Rowan Cos., Inc. (b).........       30,875
    7,065   Schlumberger Ltd. ...........      448,699
    3,847   Transocean Sedco Forex, Inc.
              (b)........................      111,332
    6,962   Waste Management, Inc. ......      213,385
    6,234   Williams Cos., Inc. .........       74,185
                                           -----------
                                             1,577,040
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Multi-Industry (0.1%):
    1,530   S&P 500 Depositary Receipt...      175,231
                                           -----------
Non-Energy Minerals (0.9%):
   10,426   Alcoa, Inc. .................      344,370
      975   Allegheny Technologies,
              Inc. ......................       17,599
    1,305   Louisiana-Pacific Corp. .....       30,863
    5,313   Newmont Mining Corp. ........      205,932
      947   Nucor Corp. .................       72,692
    1,121   Phelps Dodge Corp. ..........       86,889
    1,358   United States Steel Corp. ...       47,693
    1,985   UST, Inc. ...................       71,460
    1,224   Vulcan Materials Co. ........       58,201
    2,892   Weyerhaeuser Co. ............      182,543
    1,040   Worthington Industries,
              Inc. ......................       21,351
                                           -----------
                                             1,139,593
                                           -----------
Process Industries (2.2%):
    2,726   Air Products and Chemicals,
              Inc. ......................      142,979
    7,794   Archer-Daniels-Midland
              Co. .......................      130,783
      676   Ball Corp. ..................       48,706
    1,282   Bemis Co., Inc. .............       36,217
    1,051   Boise Cascade Corp. .........       39,560
   11,226   Dow Chemical Co. ............      456,898
   11,995   Du Pont (EI) de Nemours &
              Co. .......................      532,817
      928   Eastman Chemical Co. ........       42,901
    3,081   Ecolab, Inc. ................       97,668
    1,490   Engelhard Corp. .............       48,142
    2,123   Freeport-McMoRan Copper &
              Gold, Inc., Class B........       70,377
    3,057   Georgia-Pacific Corp. .......      113,048
      608   Great Lakes Chemical
              Corp. .....................       16,452
    1,319   Hercules, Inc. (b)...........       16,079
    5,822   International Paper Co. .....      260,243
    2,417   Meadwestvaco Corp. ..........       71,036
    3,185   Monsanto Co. ................      122,623
    1,837   Pactiv Corp. (b).............       45,815
    2,057   PPG Industries, Inc. ........      128,542
    3,897   Praxair, Inc. ...............      155,529
    2,688   Rohm & Haas Co. .............      111,767
    1,011   Sealed Air Corp. (b).........       53,856
      829   Sigma-Aldrich Corp. .........       49,417
      664   Temple-Inland, Inc. .........       45,982
                                           -----------
                                             2,837,437
                                           -----------
Producer Manufacturing (7.7%):
    2,579   American Standard Cos., Inc.
              (b)........................      103,959
    1,325   Avery Dennison Corp. ........       84,813
    4,100   Caterpillar, Inc. ...........      325,704
    1,109   Cooper Industries Ltd., Class
              A..........................       65,886

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
      714   Crane Co. ...................       22,412
      517   Cummins, Inc. ...............       32,313
    1,787   Dana Corp. ..................       35,025
    3,693   Danaher Corp. ...............      191,482
    2,985   Deere & Co. .................      209,368
    6,719   Delphi Corp. ................       71,759
    2,437   Dover Corp. .................      102,598
        0   Eagle Materials Inc., Class
              B..........................            4
    1,806   Eaton Corp. .................      116,920
    5,059   Emerson Electric Co. ........      321,499
  126,564   General Electric Co. ........    4,100,674
   10,298   Honeywell International,
              Inc. ......................      377,216
    3,714   Illinois Tool Works, Inc. ...      356,135
    2,078   Ingersoll-Rand Co. ..........      141,948
    1,111   ITT Industries, Inc. ........       92,213
    2,279   Johnson Controls, Inc. ......      121,653
    5,253   Masco Corp. .................      163,789
    9,379   Minnesota Mining &
              Manufacturing Co. .........      844,204
    2,274   Molex, Inc. .................       72,950
      837   Navistar International Corp.
              (b)........................       32,442
    2,104   Paccar, Inc. ................      122,011
    1,434   Parker-Hannifin Corp. .......       85,266
    2,772   Pitney Bowes, Inc. ..........      122,661
    1,004   Power-One, Inc. (b)..........       11,024
    1,650   Textron, Inc. ...............       97,928
      705   Thomas & Betts Corp. ........       19,197
   24,049   Tyco International Ltd. .....      796,984
    6,163   United Technologies Corp. ...      563,791
    1,552   Visteon Corp. ...............       18,112
                                           -----------
                                             9,823,940
                                           -----------
Retail Trade (6.5%):
    4,411   Albertson's, Inc. ...........      117,068
    3,206   AutoNation, Inc. (b).........       54,823
      997   AutoZone, Inc. (b)...........       79,860
    3,603   Bed Bath & Beyond, Inc.
              (b)........................      138,535
    3,891   Best Buy Co., Inc. ..........      197,429
    1,381   Big Lots, Inc. (b)...........       19,969
    2,384   Circuit City Stores, Inc. ...       30,873
    5,504   Costco Wholesale Corp. ......      226,049
    4,764   CVS Corp. ...................      200,183
    1,002   Dillard's, Inc., Class A.....       22,345
    3,954   Dollar General Corp. ........       77,340
    2,057   Family Dollar Stores,
              Inc. ......................       62,574
    2,156   Federated Department Stores,
              Inc. ......................      105,860
   10,795   Gap, Inc. ...................      261,779

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 20

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
   26,655   Home Depot, Inc. ............      938,256
    3,383   J.C. Penney, Inc. ...........      127,742
    4,089   Kohl's Corp. (b).............      172,883
    8,904   Kroger Co. (b)...............      162,053
    5,651   Limited Brands, Inc. ........      105,674
    9,428   Lowe's Cos., Inc. ...........      495,441
    3,488   May Department Stores Co. ...       95,885
    1,668   Nordstrom, Inc. .............       71,073
    3,752   Office Depot, Inc. (b).......       67,198
    1,929   RadioShack Corp. ............       55,227
    5,352   Safeway, Inc. (b)............      135,620
    2,552   Sears Roebuck & Co. .........       96,364
    1,717   Sherwin-Williams Co. ........       71,341
    5,965   Staples, Inc. ...............      174,834
   10,954   Target Corp. ................      465,216
    1,756   Tiffany & Co. ...............       64,709
    5,935   TJX Cos., Inc. ..............      143,271
    2,566   Toys "R" Us, Inc. (b)........       40,876
   51,429   Wal-Mart Stores, Inc. .......    2,713,395
   12,286   Walgreen Co. ................      444,876
    1,705   Winn-Dixie Stores, Inc. .....       12,276
                                           -----------
                                             8,248,897
                                           -----------
Technology Services (6.8%):
    2,863   Adobe Systems, Inc. .........      133,130
    1,631   Affiliated Computer Services,
              Inc., Class A (b)..........       86,345
    9,520   AT&T Corp. ..................      139,278
    1,361   Autodesk, Inc. ..............       58,264
    7,081   Automatic Data Processing,
              Inc. ......................      296,552
    2,672   BMC Software, Inc. (b).......       49,432
    2,041   Citrix System, Inc. (b)......       41,555
    7,013   Computer Associates
              International, Inc. .......      196,785
    2,249   Computer Sciences Corp.
              (b)........................      104,421
    4,631   Compuware Corp. (b)..........       30,565
    1,719   Convergys Corp. (b)..........       26,473
    7,883   eBay, Inc. (b)...............      724,842
    3,630   Electronic Arts, Inc. (b)....      198,017
    5,809   Electronic Data Systems
              Corp. .....................      111,242
   10,462   First Data Corp. ............      465,768
    2,338   Fiserv, Inc. (b).............       90,925
    2,297   Intuit, Inc. (b).............       88,618
    1,106   Mercury Interactive Corp.
              (b)........................       55,112
  129,446   Microsoft Corp. .............    3,696,977
    4,637   Novell, Inc. (b).............       38,904
   62,297   Oracle Corp. (b).............      743,203
    3,215   Parametric Technology Corp.
              (b)........................       16,075
    4,529   Paychex, Inc. ...............      153,443
    4,375   PeopleSoft, Inc. (b).........       80,938

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    6,027   Siebel Systems, Inc. (b).....       64,368
    3,479   SunGard Data Systems, Inc.
              (b)........................       90,454
    3,739   Symantec Corp. (b)...........      163,693
    3,997   Unisys Corp. (b).............       55,478
    5,179   Veritas Software Corp. (b)...      143,458
   16,150   Yahoo, Inc. (b)..............      586,730
                                           -----------
                                             8,731,045
                                           -----------
Transportation (1.6%):
    4,447   Burlington Northern Santa Fe
              Corp. .....................      155,956
    2,574   CSX Corp. ...................       84,350
    1,493   Delta Airlines, Inc. (b).....       10,630
    3,582   FedEx Corp. .................      292,614
    4,702   Norfolk Southern Corp. ......      124,697
    9,476   Southwest Airlines Co. ......      158,913
    3,107   Union Pacific Corp. .........      184,711
   13,517   United Parcel Service, Inc.,
              Class B....................    1,016,073
                                           -----------
                                             2,027,944
                                           -----------
Utilities (2.7%):
    7,641   AES Corp. (b)................       75,875
    1,523   Allegheny Energy, Inc. (b)...       23,469
    2,190   Ameren Corp. ................       94,082
    4,745   American Electric Power Co.,
              Inc. ......................      151,840
    4,989   Calpine Corp. (b)............       21,552
    3,684   Centerpoint Energy, Inc. ....       42,366
    2,157   Cinergy Corp. ...............       81,966
    1,961   CMS Energy Corp. (b).........       17,904
    2,889   Consolidated Edison, Inc. ...      114,867
    2,020   Constellation Energy Group,
              Inc. ......................       76,558
    3,916   Dominion Resources, Inc. ....      247,021
    2,080   DTE Energy Co. ..............       84,323
   10,971   Duke Energy Corp. ...........      222,602
    4,544   Dynegy, Inc. (b).............       19,357
    3,907   Edison International,
              Inc. ......................       99,902
    2,761   Entergy Corp. ...............      154,644
    7,926   Exelon Corp. ................      263,857
    3,955   First Energy Corp. ..........      147,957
    2,216   FPL Group, Inc. .............      141,713
    1,921   Keyspan Corp. ...............       70,501
    1,488   Kinder Morgan, Inc. .........       88,224
      528   NICOR, Inc. .................       17,936
    3,159   NiSource, Inc. ..............       65,139
      450   Peoples Energy Corp. ........       18,968
    5,025   PG&E Corp. (b)...............      140,399
    1,096   Pinnacle West Capital
              Corp. .....................       44,267

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    2,132   PPL Corp. ...................       97,859
    2,957   Progress Energy, Inc. .......      130,256
    2,837   Public Service Enterprise
              Group, Inc. ...............      113,565
    2,755   Sempra Energy................       94,855
    8,843   Southern Co. ................      257,773
    2,259   TECO Energy, Inc. ...........       27,085
    3,883   TXU Corp. ...................      157,300
    4,788   XCEL Energy, Inc. ...........       80,007
                                           -----------
                                             3,485,989
                                           -----------
  Total Common Stocks                      127,562,877
                                           -----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
   75,000   9/23/04......................       74,776
                                           -----------
  Total U.S. Treasury Obligations               74,776
                                           -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
INVESTMENT COMPANIES (0.2%):
  199,050   One Group Prime Money Market
              Fund, Class I (c)..........      199,050
                                           -----------
  Total Investment Companies                   199,050
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (3.4%):
4,294,355   Pool of various securities
              for One Group Equity
              Funds -- footnote 2
              (Securities Lending).......    4,294,355
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending        4,294,355
                                           -----------
Total (Cost $141,082,226) (a)              132,131,058
                                           ===========

------------
Percentages indicated are based on net assets of $127,768,376.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $20,410,500
                   Unrealized depreciation......................  (29,361,668)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $(8,951,168)
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Serves as collateral for futures contracts.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 22

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES (1.0%):
   225,000   American Express Credit
               Account Master Trust,
               Series 04-3, Class A,
               4.35%, 12/15/11...........      225,193
   209,731   Americredit Automobile
               Receivables Trust, Series
               01-B, Class A4, 5.37%,
               6/12/08...................      214,132
   250,000   Citibank Credit Card
               Issuance Trust, Series
               03-A5, Class A5, 2.50%,
               4/7/08....................      248,024
   100,000   CNH Equipment Trust, Series
               03-B, Class A4B, 3.38%,
               2/15/11...................       99,312
   199,834   CS First Boston Mortgage
               Securities Corp., Series
               02-HE4, Class AF, 5.51%,
               8/25/32...................      205,450
   125,000   Ford Credit Auto Owner
               Trust, Series 04-A, Class
               A4, 3.54%, 11/15/08.......      124,766
   250,000   Onyx Acceptance Auto Trust,
               Series 04-B, Class A3,
               3.09%, 9/15/08............      250,051
   150,000   WFS Financial Owner Trust,
               Series 04-2, Class A3,
               2.85%, 9/22/08............      149,250
   150,000   WFS Financial Owner Trust,
               Series 03-4, Class A4,
               3.15%, 5/20/11............      148,550
                                           -----------
  Total Asset Backed Securities              1,664,728
                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%):
    38,636   Residential Funding Mortgage
               Securities, Series 96-S3,
               Class A5, 7.25%, 1/25/26..       38,617
   183,168   Vendee Mortgage Trust,
               Series 03-1, Class B,
               5.75%, 12/15/20...........      188,092
   150,000   WFS Financial Owner Trust,
               Series 03-1, Class A3,
               2.03%, 8/20/07............      150,025
   300,000   WFS Financial Owner Trust,
               Series 03-2, Class A4,
               2.41%, 12/20/10...........      294,478
                                           -----------
  Total Collateralized Mortgage
  Obligations                                  671,212
                                           -----------
COMMON STOCKS (60.6%):
Commercial Services (0.5%):
    10,870   Omnicom Group, Inc. ........      824,924
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Communications (1.4%):
    13,890   CenturyTel, Inc. ...........      417,256
    27,640   Nextel Communications, Inc.,
               Class A (b)...............      736,882
    27,670   SBC Communications, Inc. ...      670,998
    16,280   Verizon Communications......      589,173
                                           -----------
                                             2,414,309
                                           -----------
Consumer Durables (0.5%):
    34,360   Eastman Kodak Co. ..........      927,033
                                           -----------
Consumer Non-Durables (1.9%):
    28,580   Altria Group, Inc. .........    1,430,429
    14,200   Estee Lauder Cos., Class
               A.........................      692,676
    31,700   Jones Apparel Group,
               Inc. .....................    1,251,516
                                           -----------
                                             3,374,621
                                           -----------
Consumer Services (4.1%):
     5,690   Apollo Group, Inc., Class A
               (b).......................      502,370
    28,130   Brinker International, Inc.
               (b).......................      959,796
    14,070   Clear Channel
               Communications, Inc. .....      519,887
    23,008   Comcast Corp., Class A
               (b).......................      644,914
    13,510   Starbucks Corp. (b).........      587,415
    68,490   Time Warner, Inc. (b).......    1,204,054
    36,460   Viacom, Inc., Class B.......    1,302,351
    38,620   Yum! Brands, Inc. (b).......    1,437,436
                                           -----------
                                             7,158,223
                                           -----------
Distribution Services (0.7%):
    11,230   Andrx Corp. (b).............      313,654
    25,390   Sysco Corp. ................      910,739
                                           -----------
                                             1,224,393
                                           -----------
Electronic Technology (6.6%):
    68,120   Cisco Systems, Inc. (b).....    1,614,444
    43,030   Dell, Inc. (b)..............    1,541,335
     9,320   Diebold, Inc. ..............      492,748
    85,860   Intel Corp. ................    2,369,735
    18,690   International Business
               Machines Corp. ...........    1,647,523
    10,650   L-3 Communications Holdings,
               Inc. .....................      711,420
    13,090   Linear Technology Corp. ....      516,662
    75,450   Motorola, Inc. .............    1,376,963
    16,020   Qualcomm, Inc. .............    1,169,140
                                           -----------
                                            11,439,970
                                           -----------
Energy Minerals (3.8%):
     6,430   Devon Energy Corp. .........      424,380
    79,820   Exxon Mobil Corp. ..........    3,544,806
    16,210   Murphy Oil Corp. ...........    1,194,677

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
    24,620   Suncor Energy, Inc. ........      630,518
    11,560   Valero Energy Corp. ........      852,666
                                           -----------
                                             6,647,047
                                           -----------
Finance (13.3%):
    28,160   American International
               Group, Inc. ..............    2,007,245
    16,270   Capital One Financial
               Corp. ....................    1,112,543
    19,376   Charter One Financial,
               Inc. .....................      856,225
    72,440   Citigroup, Inc. ............    3,368,459
     9,100   Commerce Bancorp, Inc. .....      500,591
    14,190   Fannie Mae..................    1,012,598
    41,820   Freddie Mac.................    2,647,206
    15,130   Hartford Financial Services
               Group, Inc. ..............    1,040,036
    73,230   MBNA Corp. .................    1,888,602
    24,140   Morgan Stanley Dean Witter &
               Co. ......................    1,273,868
    31,700   National City Corp. ........    1,109,817
    22,080   North Fork Bancorp, Inc. ...      840,144
     4,300   SunTrust Banks, Inc. .......      279,457
    61,900   U.S. Bancorp................    1,705,964
    42,550   Washington Mutual, Inc. ....    1,644,132
    25,710   Wells Fargo & Co. ..........    1,471,383
    13,220   Willis Group Holdings
               Ltd. .....................      495,089
                                           -----------
                                            23,253,359
                                           -----------
Health Services (1.1%):
    28,020   Odyssey Healthcare, Inc.
               (b).......................      527,336
    21,770   UnitedHealth Group, Inc. ...    1,355,183
                                           -----------
                                             1,882,519
                                           -----------
Health Technology (5.7%):
    35,160   Amgen, Inc. (b).............    1,918,681
    35,820   Biovail Corp. (b)...........      679,864
    21,350   Charles River Laboratories
               International, Inc. (b)...    1,043,375
    31,490   Medtronic, Inc. ............    1,534,193
    24,850   Merck & Co., Inc. ..........    1,180,375
   102,934   Pfizer, Inc. ...............    3,528,577
                                           -----------
                                             9,885,065
                                           -----------
Industrial Services (0.6%):
     8,820   Cooper Cameron Corp. (b)....      429,534
    12,820   Weatherford International
               Ltd. (b)..................      576,644
                                           -----------
                                             1,006,178
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Non-Energy Minerals (0.6%):
    32,290   Alcoa, Inc. ................    1,066,539
                                           -----------
Process Industries (1.0%):
    13,280   Cabot Corp. ................      540,496
    13,180   Sigma-Aldrich Corp. ........      785,660
     6,260   Temple-Inland, Inc. ........      433,505
                                           -----------
                                             1,759,661
                                           -----------
Producer Manufacturing (7.9%):
    18,700   Crane Co. ..................      586,993
    15,830   Danaher Corp. ..............      820,786
     9,910   Eaton Corp. ................      641,573
    96,320   General Electric Co. .......    3,120,767
    28,480   Honeywell International,
               Inc. .....................    1,043,222
    20,680   Johnson Controls, Inc. .....    1,103,898
    19,390   Lear Corp. .................    1,143,816
    19,800   Minnesota Mining &
               Manufacturing Co. ........    1,782,198
    22,590   Pentair, Inc. ..............      759,928
    15,530   Pitney Bowes, Inc. .........      687,203
     9,290   SPX Corp. ..................      431,428
    48,750   Tyco International Ltd. ....    1,615,575
                                           -----------
                                            13,737,387
                                           -----------
Retail Trade (4.9%):
    39,700   Albertson's, Inc. ..........    1,053,638
    25,710   Kohl's Corp. (b)............    1,087,019
    29,995   Rent-A-Center, Inc. (b).....      897,750
    52,790   Safeway, Inc. (b)...........    1,337,699
    19,200   Target Corp. ...............      815,424
    45,620   Wal-Mart Stores, Inc. ......    2,406,911
    27,930   Walgreen Co. ...............    1,011,345
                                           -----------
                                             8,609,786
                                           -----------
Technology Services (3.4%):
     7,730   Affiliated Computer
               Services, Inc., Class A
               (b).......................      409,226
     9,180   Electronic Arts, Inc. (b)...      500,769
   136,910   Microsoft Corp. ............    3,910,150
    22,260   Network Associates, Inc.
               (b).......................      403,574
    20,550   Paychex, Inc. ..............      696,234
                                           -----------
                                             5,919,953
                                           -----------
Transportation (0.9%):
    11,060   Canadian National Railway
               Co. ......................      482,105
    14,550   United Parcel Service, Inc.,
               Class B...................    1,093,724
                                           -----------
                                             1,575,829
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 24

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities (1.7%):
    17,610   FPL Group, Inc. ............    1,126,159
    12,400   Kinder Morgan, Inc. ........      735,196
    27,110   Pinnacle West Capital
               Corp. ....................    1,094,973
                                           -----------
                                             2,956,328
                                           -----------
  Total Common Stocks                      105,663,124
                                           -----------
CORPORATE BONDS (12.3%):
Banking (0.3%):
   300,000   Wachovia Corp., 6.61%,
               10/1/25...................      317,931
   160,000   Wells Fargo & Co., 7.55%,
               6/21/10...................      184,404
                                           -----------
                                               502,335
                                           -----------
Communications (0.1%):
   200,000   Southwestern Bell Telephone,
               5.98%, 10/22/07...........      212,730
                                           -----------
Consumer Durables (0.6%):
   300,000   DaimlerChrysler NA Holdings
               Corp., 7.20%, 9/1/09......      326,919
   150,000   General Dynamics Corp.,
               4.50%, 8/15/10............      149,490
   500,000   General Motors Corp., 7.20%,
               1/15/11...................      524,577
    60,000   Hanson Australia Funding,
               5.25%, 3/15/13............       58,236
                                           -----------
                                             1,059,222
                                           -----------
Consumer Services (0.8%):
   175,000   Allstate Corp., 6.13%,
               2/15/12...................      186,799
    60,000   Coca-Cola Enterprises,
               6.13%, 8/15/11............       64,743
   150,000   Comcast Cable
               Communications, 8.38%,
               5/1/07....................      167,749
   100,000   Comcast Cable
               Communications, 6.88%,
               6/15/09...................      109,240
   150,000   Cox Communications, Inc.,
               7.75%, 11/1/10............      170,252
    80,000   Cox Communications, Inc.,
               4.63%, 6/1/13.............       73,977
    60,000   PHH Corp., 7.13%, 3/1/13....       65,633
    50,000   Thomson Corp., 4.25%,
               8/15/09...................       49,402
   450,000   Time Warner, Inc., 9.13%,
               1/15/13...................      549,441
                                           -----------
                                             1,437,236
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Energy Minerals (0.2%):
   250,000   Occidental Petroleum Corp.,
               9.25%, 8/1/19.............      331,567
                                           -----------
Finance (6.7%):
    50,000   ACE INA Holdings, Inc.,
               5.88%, 6/15/14............       50,679
   125,000   American Express Credit,
               3.00%, 5/16/08............      120,441
   120,000   American General Finance,
               4.00%, 3/15/11............      114,034
    65,000   American General Finance
               Corp., 4.63%, 5/15/09.....       65,164
   300,000   Bank of America Corp.,
               7.80%, 2/15/10............      345,151
   100,000   Bank of America Corp.,
               7.13%, 10/15/11...........      111,887
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05...................      261,089
   100,000   Bear Stearns Co., Inc.,
               4.50%, 10/28/10...........       98,171
   250,000   Boeing Capital Corp., 7.10%,
               9/27/05...................      264,076
   100,000   Branch Banking & Trust,
               4.88%, 1/15/13............       96,923
   600,000   Capital One Auto Finance
               Trust, 3.44%, 6/15/09.....      603,658
   200,000   Capital One Bank Co., 6.88%,
               2/1/06....................      211,028
    75,000   Cit Group Holdings, 7.38%,
               4/2/07....................       82,104
   180,000   Cit Group, Inc., 4.13%,
               2/21/06...................      183,153
   100,000   Citigroup, Inc., 3.50%,
               2/1/08....................       98,706
   500,000   Citigroup, Inc., 7.25%,
               10/1/10...................      563,818
   150,000   Conoco Funding Corp., 6.35%,
               10/15/11..................      163,448
   300,000   Countrywide Home Loan,
               4.00%, 3/22/11............      280,214
   650,000   Credit Suisse First Boston
               USA, Inc., 6.50%,
               1/15/12...................      699,527
   120,000   Dow Capital BV, 8.50%,
               6/8/10, Putable 6/8/05 @
               100.......................      139,316
   225,000   Fleet Financial Group,
               7.38%, 12/1/09............      253,997
   800,000   Ford Motor Credit Co.,
               7.38%, 2/1/11.............      844,912

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   500,000   General Electric Capital
               Corp., 8.63%, 6/15/08.....      580,582
    50,000   General Electric Capital
               Corp., 3.13%, 4/1/09......       47,523
   500,000   GMAC, 7.25%, 3/2/11.........      525,458
   300,000   Goldman Sachs Group, Inc.,
               7.20%, 3/1/07 (d).........      326,208
   200,000   Goldman Sachs Group, Inc.,
               4.75%, 7/15/13 (d)........      188,218
   700,000   Household Finance Corp.,
               8.00%, 7/15/10............      813,266
   475,000   Inter-American Development
               Bank, 8.40%, 9/1/09.......      566,157
   150,000   John Deere Capital Corp.,
               3.83%, 5/25/07............      149,769
   150,000   KeyCorp, 4.70%, 5/21/09.....      150,702
   200,000   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12......      217,492
   125,000   Merrill Lynch & Co., 3.38%,
               9/14/07...................      123,839
   200,000   Merrill Lynch & Co., 4.13%,
               1/15/09...................      197,474
   600,000   Morgan Stanley Dean Witter
               and Co., 6.75%, 4/15/11...      658,422
   350,000   National Rural Utilities,
               6.00%, 5/15/06............      368,481
   150,000   News America, Inc., 6.75%,
               1/9/38....................      164,193
   300,000   Nynex Capital Funding,
               8.23%, 10/15/09...........      346,150
    75,000   Popular North America, Inc.,
               4.25%, 4/1/08.............       75,023
    75,000   Principal Life, Inc., 3.20%,
               4/1/09....................       71,564
    75,000   Protective Life Secured
               Trust, 4.00%, 4/1/11......       71,087
    25,000   Unionbancal Corp., 5.25%,
               12/16/13..................       24,661
   125,000   Washington Mutual, Inc.,
               4.63%, 4/1/14.............      114,222
   125,000   Wells Fargo & Co., 3.13%,
               4/1/09....................      118,782
                                           -----------
                                            11,550,769
                                           -----------
Foreign Banks (0.0%):
    50,000   Royal Bank of Canada, 3.88%,
               5/4/09....................       49,072
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.1%):
    80,000   United Mexican States,
               4.63%, 10/8/08............       78,980
    40,000   United Mexican States,
               6.38%, 1/16/13............       40,020
                                           -----------
                                               119,000
                                           -----------
Producer Manufacturing (0.0%):
    75,000   Pitney Bowes, Inc., 3.88%,
               6/15/13...................       68,340
                                           -----------
Retail Trade (0.5%):
   350,000   Albertson's, Inc., 6.95%,
               8/1/09....................      382,700
   400,000   Kroger Co., 8.05%, 2/1/10...      461,091
   100,000   Wal-Mart Stores, 4.13%,
               2/15/11...................       96,654
                                           -----------
                                               940,445
                                           -----------
Technology Services (0.0%):
    80,000   IBM Corp., 4.38%, 6/1/09....       80,326
                                           -----------
Telecommunications (0.5%):
    50,000   AT&T Broadband Corp., 8.38%,
               3/15/13...................       58,791
    50,000   AT&T Corp., 8.75%,
               11/15/31..................       48,930
    75,000   AT&T Wireless, 7.88%,
               3/1/11....................       85,422
   125,000   BellSouth Corp., 6.00%,
               10/15/11..................      131,584
    80,000   British Telecom, 8.38%,
               12/15/10..................       93,544
    60,000   Deutsche Telekom, 8.50%,
               6/15/10...................       70,197
    30,000   France Telecom, 9.00%,
               3/1/11....................       34,810
   150,000   Sprint Capital Corp., 6.00%,
               1/15/07...................      157,176
   125,000   Sprint Capital Corp., 7.63%,
               1/30/11...................      138,366
                                           -----------
                                               818,820
                                           -----------
Transportation (0.6%):
    70,000   Continental Airlines, Inc.,
               7.06%, 9/15/09............       69,295
   150,000   Norfolk Southern Corp.,
               7.05%, 5/1/37.............      159,436
   500,000   Union Pacific Corp., 6.65%,
               1/15/11...................      546,847
   245,394   United Airlines, 7.19%,
               4/1/11....................      204,331
                                           -----------
                                               979,909
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 26

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Utilities (1.9%):
   560,000   American Electric Power Co.,
               Inc., 6.13%, 5/15/06......      588,127
    50,000   Carolina Power and Light,
               5.13%, 9/15/13............       49,323
   173,000   Columbia Gas System, 6.80%,
               11/28/05..................      181,912
    25,000   Consolidated Edison, Inc.,
               4.70%, 6/15/09............       25,358
   100,000   Constellation Energy Group,
               6.35%, 4/1/07.............      106,429
   150,000   Dominion Resources, Inc.,
               6.25%, 6/30/12............      157,465
   200,000   DTE Energy Co., 6.65%,
               4/15/09...................      213,722
   250,000   Duke Energy, 4.20%,
               10/1/08...................      245,855
   500,000   Exelon Corp., 6.75%,
               5/1/11....................      544,510
   900,000   Hydro Quebec, 6.52%,
               2/23/06...................      955,455
   130,000   National Rural Utilities,
               7.30%, 9/15/06............      140,583
   115,000   PSEG Power, 7.75%,
               4/15/11...................      130,415
    35,000   Sempra Energy, 4.75%,
               5/15/09...................       35,249
                                           -----------
                                             3,374,403
                                           -----------
  Total Corporate Bonds                     21,524,174
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.7%):
Fannie Mae (0.7%):
   150,000   7.25%, 1/15/10..............      170,958
   400,000   7.13%, 6/15/10..............      454,660
   585,000   5.38%, 11/15/11.............      605,639
                                           -----------
  Total U.S. Government Agency Securities    1,231,257
                                           -----------
U.S. GOVERNMENT AGENCY MORTGAGES (13.4%):
Fannie Mae (5.2%):
   747,320   7.14%, 8/1/05, Pool
               #73166....................      767,985
    19,653   8.15%, 4/25/06, Series
               91-37, Class H............       20,102
     6,791   6.15%, 8/25/06, Series
               93-223, Class VD..........        6,974
     7,917   9.00%, 11/1/06, Pool
               #124017...................        8,159
   330,416   6.94%, 12/1/06, Pool
               #73798....................      351,333
    64,638   7.50%, 3/25/07, Series
               92-18, Class ZH...........       67,309

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    18,058   6.00%, 8/25/07, Series
               92-151, Class H...........       18,616
   254,416   6.85%, 10/1/07, Pool
               #375435...................      274,150
   283,465   6.53%, 12/1/07, Pool
               #375568...................      303,637
    72,350   6.50%, 5/25/08, Series
               93-174, Class G...........       72,523
   322,154   6.25%, 7/25/08, Series
               93-135, Class PG..........      333,820
   371,965   6.19%, 9/1/08, Pool
               #380623...................      397,266
    23,304   8.00%, 9/1/08, Pool
               #190586...................       24,217
    77,049   8.30%, 10/25/08, Series
               93-197, Class SC, IF*.....       80,985
    24,149   6.50%, 3/25/09, Series
               95-13, Class B............       24,465
    73,189   7.50%, 8/1/09, Pool
               #292020...................       77,856
   800,000   7.00%, 7/18/12, Series
               97-42, Class PG...........      863,119
   106,304   6.50%, 4/1/13, Pool
               #414513...................      112,577
    89,640   7.00%, 6/1/13, Pool
               #427488...................       95,269
   200,000   6.65%, 6/25/13, Series
               93-140, Class J...........      212,548
    81,821   6.00%, 8/1/13, Pool
               #251899...................       85,537
    80,311   6.00%, 12/1/13, Pool
               #323458...................       83,958
    41,542   6.00%, 6/25/14, Series 02-24
               Class AD..................       41,568
    12,204   6.00%, 9/25/14, Series
               01-71, Class QC...........       12,201
   150,000   4.50%, 2/25/17, Series
               03-86, Class PX...........      146,876
   250,000   5.50%, 4/25/17, Series
               02-18, Class PC...........      257,432
   150,000   6.00%, 4/25/17, Series
               02-19, Class PE...........      156,741
   300,000   6.00%, 4/25/17, Series
               02-24, Class AJ...........      314,762
   174,182   8.00%, 5/1/17, Pool
               #50000....................      191,295
    44,413   9.00%, 12/1/17, Pool
               #359455...................       49,730
   177,855   9.25%, 3/25/18, Series 88-4,
               Class Z...................      195,072

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   104,391   8.50%, 11/1/18, Pool
               #313280...................      115,213
    29,499   10.45%, 4/25/19, Series
               89-21, Class G............       31,941
   126,491   8.00%, 7/25/19, Series
               89-37, Class G............      136,358
    23,403   8.75%, 11/25/19, Series
               89-86, Class E............       25,634
   500,000   6.00%, 2/25/20, Series 02-7,
               Class QM..................      521,588
    41,526   6.50%, 3/25/20, Series
               90-30, Class E............       43,675
    98,365   6.00%, 4/25/20, Series
               02-56, Class VD...........      100,301
    59,433   6.50%, 9/25/20, Series
               90-105, Class J...........       61,441
   138,000   6.00%, 10/25/20, Series
               02-41 Class VB............      143,479
    33,339   8.50%, 9/25/21, Series G-29,
               Class O...................       35,496
    33,280   8.75%, 9/25/21, Series
               91-129, Class G...........       36,412
   117,680   6.50%, 2/25/23, Series
               93-202, Class I...........      119,176
   142,754   6.50%, 2/25/23, Series
               G93-36, Class J...........      144,682
    32,580   0.00%, 5/25/23, Series
               G93-24, Class C, PO.......       32,153
   150,000   5.00%, 6/25/23, Series
               03-55, Class CD...........      143,196
   250,000   5.00%, 6/25/23, Series
               03-83, Class PG...........      241,556
   100,000   6.50%, 7/25/23, Series
               93-119, Class H...........      103,455
   111,398   5.00%, 12/25/23, Series
               94-22, Class C............      113,675
   175,014   6.50%, 12/25/23, Series
               93-225, Class UB..........      182,785
   241,000   7.50%, 2/25/24, Series
               94-81, Class LL...........      257,920
    26,609   7.00%, 8/1/25, Pool
               #270725...................       28,250
    18,365   10.00%, 6/17/27, Series
               97-49, Class B............       20,537
     8,733   7.50%, 10/1/27, Pool
               #402032...................        9,383
   172,172   6.50%, 12/25/28, Series
               98-66, Class B............      182,527

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    16,661   6.00%, 7/25/29, Series
               01-64, Class BT...........       16,627
   350,000   5.75%, 6/25/33, Series
               03-47, Class PE...........      322,695
   287,712   5.50%, 12/1/33, Pool
               #725017...................      287,256
                                           -----------
                                             9,105,493
                                           -----------
Freddie Mac (7.6%):
    25,159   6.00%, 12/15/08, Series
               1908, Class C.............       25,163
   200,000   6.00%, 3/15/09, Series 1708,
               Class E...................      209,526
   415,000   5.89%, 3/30/09, Series
               EJ09......................      447,065
    22,766   8.00%, 10/1/10, Pool
               #G10518...................       23,911
    45,000   6.00%, 2/15/11, Series 1819,
               Class E...................       47,016
   117,452   6.50%, 9/15/12, Series 2173,
               Class VB..................      118,178
    50,799   6.00%, 3/1/13, Pool
               #E69409...................       53,134
    46,381   6.50%, 3/1/13, Pool
               #E69466...................       49,108
    56,289   6.50%, 6/1/13, Pool
               #E00552...................       59,575
    56,041   7.00%, 6/1/13, Pool
               #E00554...................       59,483
   580,000   6.00%, 1/15/14, Series 2115,
               Class PE..................      609,683
    79,309   6.50%, 2/15/14, Series 1668,
               Class D...................       83,982
   250,000   5.00%, 7/15/14, Series 2557,
               Class WJ..................      255,648
   114,909   7.00%, 12/1/14, Pool
               #P60089...................      121,121
   500,000   5.50%, 3/15/15, Series 2368,
               Class OE..................      517,272
    87,852   5.50%, 5/15/15, Series 2497,
               Class UH..................       88,974
    45,319   6.00%, 6/15/15, Series 2391,
               Class DK..................       45,474
   158,637   5.50%, 11/15/15, Series
               2467, Class EA............      161,008
   204,723   5.00%, 1/15/16, Series 2501,
               Class AG..................      207,805
    92,469   7.00%, 3/1/16, Pool
               #P60090...................       97,468
   150,000   5.50%, 12/15/16, Series
               2391, Class QR............      154,218

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 28

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   500,000   6.00%, 12/15/16, Series
               2394, Class MC............      523,134
   500,000   6.00%, 1/15/17, Series 2405,
               Class JF..................      523,266
   300,000   6.00%, 3/15/17, Series 2425,
               Class OB..................      314,596
    50,480   8.00%, 4/1/17, Pool
               #290302...................       55,355
   650,000   5.50%, 11/15/17, Series
               #2522.....................      659,067
   255,934   4.00%, 5/15/18, Series 2643,
               Class KG..................      259,310
   374,057   4.00%, 8/1/18, Pool
               #E01424...................      357,148
   250,000   5.00%, 9/15/18, Series 2701,
               Class OD..................      252,333
   500,000   6.00%, 8/15/19, Series 2388,
               Class AD..................      527,886
    36,564   8.60%, 1/15/21, Series 85,
               Class C...................       36,636
    52,454   6.00%, 2/15/21, Series 1047,
               Class H...................       52,453
    17,426   7.00%, 2/15/21, Series 115,
               Class I...................       17,444
    32,648   6.50%, 4/15/21, Series 1062,
               Class H...................       32,647
   196,268   6.50%, 7/15/21, Series 168,
               Class G...................      196,430
    63,485   8.00%, 7/15/21, Series 1120,
               Class L...................       63,695
    28,343   5.50%, 8/15/21, Series 1116,
               Class I...................       28,342
    26,547   6.50%, 10/15/21, Series 189,
               Class D...................       26,577
    92,776   7.00%, 1/15/22, Series 1191,
               Class E...................       93,346
    23,574   6.50%, 2/15/22, Series 1240,
               Class M...................       24,096
   134,999   6.25%, 4/15/22, Series 1610,
               Class PM..................      137,288
   172,409   8.00%, 4/15/22, Series 1254,
               Class N...................      176,737
   179,939   6.50%, 11/1/22, Pool
               #G30234...................      188,715
   335,000   6.85%, 6/25/23, Series 13,
               Class LL..................      352,271
   250,000   6.50%, 11/15/23, Series
               1617, Class PM............      263,768
   148,603   5.00%, 2/15/24, Series 2756,
               Class NA..................      145,547

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   148,000   7.00%, 4/15/24, Series 1714,
               Class K...................      157,775
   252,403   8.00%, 4/15/24, Series 1710,
               Class GH..................      267,280
   213,309   8.00%, 4/25/24, Series 31,
               Class Z...................      237,818
    36,990   8.50%, 9/15/24, Series 1753,
               Class D...................       40,225
   353,655   7.00%, 4/15/26, Series 1843,
               Class Z...................      375,537
    36,491   8.00%, 9/1/26, Pool
               #C00476...................       39,917
   200,000   5.00%, 5/15/27, Series 2764,
               Class UC..................      200,250
    11,585   7.50%, 7/1/27, Pool
               #D81027...................       12,510
   259,389   6.00%, 7/15/27, Series 2426,
               Class GF..................      260,009
    13,944   7.00%, 10/1/27, Pool
               #D83256...................       14,784
   100,000   6.00%, 2/15/28, Series 2107,
               Class E...................      104,432
   125,000   5.50%, 4/15/28, Series 2517,
               Class TG..................      126,727
   310,584   6.50%, 10/15/28, Series
               2438, Class NC............      313,056
    53,295   6.50%, 2/15/29, Series 2422,
               Class DE..................       53,483
   190,000   7.00%, 8/15/29, Series 2178,
               Class PB..................      201,394
    63,416   6.00%, 2/15/30, Series 2367,
               Class PD..................       65,643
   258,888   6.50%, 7/15/30, Series 2388,
               Class BE..................      261,736
    38,032   6.50%, 9/15/30, Series 2316,
               Class PB..................       38,739
    52,918   6.50%, 11/15/30, Series
               2430, Class GD............       53,793
    87,861   6.50%, 1/15/31, Series 2433,
               Class NG..................       91,787
   200,000   6.50%, 5/15/32, Series 2455,
               Class GK..................      208,562
   375,000   6.50%, 6/15/32, Series 2457,
               Class PE..................      388,546
   396,303   6.50%, 7/15/32, Series
               02-31, Class JZ...........      407,160
   544,752   6.50%, 2/25/43, Series T-54,
               Class 2A..................      568,337
                                           -----------
                                            13,232,399
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (0.6%):
     9,543   8.50%, 12/15/05, Pool
               #7500.....................        9,825
   178,879   7.00%, 7/15/08, Pool
               #348872...................      190,762
    61,350   8.00%, 12/20/10, Pool
               #2165.....................       64,685
    14,002   7.00%, 2/15/11, Pool
               #412559...................       14,939
    62,002   8.50%, 10/15/11, Pool
               #432121...................       67,314
   128,026   6.50%, 9/15/13, Pool
               #468228...................      135,981
    50,268   8.00%, 11/15/16, Pool
               #181122...................       55,392
    17,605   8.00%, 11/15/16, Pool
               #199829...................       19,400
    36,585   8.00%, 11/15/16, Pool
               #196714...................       40,315
   148,815   8.50%, 12/15/22, Pool
               #780708...................      166,087
    51,461   8.00%, 11/15/24, Pool
               #780028...................       56,881
    28,882   8.00%, 6/20/25, Series 95-4,
               Class CQ..................       30,507
     9,351   7.50%, 5/15/26, Pool
               #398663...................       10,105
    18,858   8.00%, 6/20/26, Pool
               #CSF2334..................       20,672
    27,119   7.50%, 1/20/27, Pool
               #2360.....................       29,255
    41,249   8.00%, 5/20/27, Pool
               #2433.....................       45,133
    45,911   8.00%, 9/15/27, Pool
               #451932...................       50,417
    22,866   7.00%, 4/15/28, Pool
               #473915...................       24,343
    13,199   7.00%, 6/15/28, Pool
               #477123...................       14,052
                                           -----------
                                             1,046,065
                                           -----------
  Total U.S. Government Agency Mortgages    23,383,957
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS (11.3%):
U.S. Treasury Bonds (5.4%):
 5,250,000   10.38%, 11/15/12............    6,412,387
 2,450,000   7.25%, 5/15/16..............    2,962,682
                                           -----------
                                             9,375,069
                                           -----------
U.S. Treasury Inflation Protected Bonds (0.5%):
   700,000   3.88%, 1/15/09..............      894,844
                                           -----------
U.S. Treasury Notes (3.2%):
 1,500,000   6.50%, 8/15/05..............    1,572,306
 3,600,000   6.50%, 2/15/10..............    4,057,596
                                           -----------
                                             5,629,902
                                           -----------
U.S. Treasury STRIPS (2.2%):
 2,250,000   5/15/10.....................    1,764,736
 2,625,000   5/15/15.....................    1,521,458
   875,000   8/15/15.....................      498,664
                                           -----------
                                             3,784,858
                                           -----------
  Total U.S. Treasury Obligations           19,684,673
                                           -----------
INVESTMENT COMPANIES (0.1%):
   237,693   One Group Prime Money Market
               Fund, Class I (c).........      237,693
                                           -----------
  Total Investment Companies                   237,693
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (14.7%):
25,721,492   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   25,721,492
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending       25,721,492
                                           -----------
Total (Cost $193,130,069) (a)              199,782,310
                                           ===========

------------
Percentages indicated are based on net assets of $174,539,194.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 17,933,901
                   Unrealized depreciation......................   (11,281,660)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $  6,652,241
                                                                  ============

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 30

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

  Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES (2.1%):
   150,000   Americredit Automobile
               Receivables Trust, Series
               01-D, Class A4, 4.41%,
               11/12/08..................      152,516
   100,000   Americredit Automobile
               Receivables Trust, Series
               03-BX, Class A4A, 2.72%,
               1/6/10....................       98,897
   484,693   Capital One Auto Finance
               Trust, Series 01-A, Class
               A4, 5.40%, 5/15/08........      495,793
    65,914   Chase Funding Loan
               Acquisition Trust, Series
               02-C1, Class IA5, 6.86%,
               1/25/32...................       66,506
   450,000   Citibank Credit Card
               Issuance Trust, Series
               02-C2, Class C2, 6.95%,
               2/18/14...................      489,209
   165,000   CNH Equipment Trust, Series
               03-B, Class A4B, 3.38%,
               2/15/11...................      163,864
   200,000   Conseco Finance, Series
               01-B, Class 1M1, 7.27%,
               6/15/32...................      207,854
   200,000   MBNA Master Credit Card
               Trust, Series 00-D, Class
               C, 8.40%, 9/15/09 (b).....      223,387
   240,000   MBNA Master Credit Card
               Trust, Series 99-J, Class
               C, 7.85%, 2/15/12 (b).....      273,527
    75,000   MBNA Master Credit Card
               Trust, Series 03-C1, Class
               C, 2.94%, 6/15/12 (b).....       79,686
   200,000   MBNA Master Credit Card
               Trust, Series 02-C1, Class
               C1, 6.80%, 7/15/14 (b)....      215,900
   116,250   Residential Asset Mortgage
               Products, Inc., Series
               01-RS3, Class AI4, 6.29%,
               10/25/31..................      118,134
   198,665   Union Acceptance Corp.,
               Series 00-B, Class A4,
               7.54%, 10/10/06...........      201,271
   225,000   WFS Financial Owner Trust,
               Series 02-1, Class A4A,
               4.87%, 9/20/09............      230,620

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES, CONTINUED:
   500,000   WFS Financial Owner Trust,
               Series 02-2, Class A4,
               4.50%, 2/20/10............      511,010
   490,000   WFS Financial Owner Trust,
               Series 03-4, Class A4,
               3.15%, 5/20/11............      485,263
                                           -----------
  Total Asset Backed Securities              4,013,437
                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%):
Financial Services (5.5%):
    82,832   ABN AMRO Mortgage Corp.,
               Series 99-4, Class IA12,
               6.50%, 6/25/29............       83,202
   150,000   American Express Credit
               Account Master Trust,
               Series 04-3, Class A,
               4.35%, 12/15/11...........      150,128
    40,913   American Housing Trust,
               Series V, Class 1G, 9.13%,
               4/25/21...................       40,909
   495,667   Banc of America Funding
               Corp., Series 03-3, Class
               1A33, 5.50%, 10/25/33.....      497,323
   200,000   Bank of America Mortgage
               Securities, Series 04-E,
               Class 2A5, 4.13%,
               6/25/34...................      193,000
    96,928   Bank of America Mortgage
               Securities Trust, Series
               03-8, Class A, 0.00%,
               11/25/33, PO..............       69,157
   345,986   Citigroup Mortgage Loan
               Trust, Inc., 5.50%,
               12/25/18..................      345,901
   263,507   Citigroup Mortgage Loan
               Trust, Inc., 7.00%,
               9/25/33...................      271,722
   105,059   Countrywide Alternative Loan
               Trust, Series 01-6, Class
               2A4, 7.00%, 7/25/31.......      105,002
   540,491   Countrywide Alternative Loan
               Trust, Series 02-2, Class
               A12, 6.75%, 4/25/32.......      540,808
   436,000   Countrywide Alternative Loan
               Trust, Series 02-8, Class
               A4, 6.50%, 7/25/32........      445,419
   385,137   Countrywide Home Loans,
               Series 03-J7, Class 4A3,
               8.36%, 8/25/18, IF*.......      367,877
   830,198   Countrywide Home Loans,
               Series 03-26, Class 1A6,
               3.50%, 8/25/33............      824,146

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 32

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Financial Services, continued:
   236,302   Federal National Mortgage
               Association, Series 04-14,
               Class CD, 7.43%, 3/25/34,
               PO........................      148,626
   113,088   Impac Secured Assets Common
               Owner Trust, Series 00-1,
               Class A8, 8.15%, 4/25/30..      112,998
   469,397   PNC Mortgage Securities
               Corp., Series 99-4, Class
               1A10, 6.75%, 6/25/29......      484,978
   500,000   Residential Accredit Loans,
               Inc., Series 02-QS8, Class
               A5, 6.25%, 6/25/17........      515,499
   150,965   Residential Accredit Loans,
               Inc., Series 02-QS16,
               Class A3, 14.32%,
               10/25/17, IF*.............      164,456
   591,539   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A8, 6.50%, 2/25/18, IO,
               IF*.......................       59,092
   190,967   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A2, 14.08%, 2/25/18,
               IF*.......................      204,390
 1,334,377   Residential Accredit Loans,
               Inc., Series 03-QS9, Class
               A3, 6.45%, 5/25/18, IO,
               IF*.......................      163,885
   445,236   Residential Accredit Loans,
               Inc., Series 03-QS18,
               Class A1, 5.00%,
               9/25/18...................      446,040
   155,653   Residential Accredit Loans,
               Inc., Series 96-QS3, Class
               AI-11, 7.75%, 6/25/26.....      155,565
   276,000   Residential Accredit Loans,
               Inc., Series 02-QS3, Class
               A10, 6.75%, 3/25/32.......      291,076
    37,205   Residential Accredit Loans,
               Inc., Series 02-QS6, Class
               A10, 6.50%, 5/25/32.......       37,394
   165,000   Residential Funding Mortgage
               Securities I, Series
               03-S12, Class 4A5, 4.50%,
               12/25/32..................      162,870
    96,345   Residential Funding Mortgage
               Securities I, Inc., Series
               94-S8, Class A6, 6.00%,
               3/25/09...................       96,317
   780,953   Residential Funding Mortgage
               Securities I, Inc., Series
               03-S7, Class A17, 4.00%,
               5/25/33...................      777,856

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Financial Services, continued:
    73,744   Salomon Brothers Mortgage
               Securities Trust VII,
               Series 03-UP2, Class P01,
               0.00%, 12/25/18, PO.......       62,599
   400,000   Structured Adjustable Rate
               Mortgage Loan, Series
               04-6, Class 5A4, 5.02%,
               6/25/34...................      375,750
   227,348   Vendee Mortgage Trust,
               Series 94-1, Class 1,
               5.63%, 2/15/24............      229,462
   438,073   Vendee Mortgage Trust,
               Series 96-1, Class 1Z,
               6.75%, 2/15/26............      453,677
   257,012   Vendee Mortgage Trust,
               Series 96-2, Class 1Z,
               6.75%, 6/15/26............      274,280
   865,144   Vendee Mortgage Trust,
               Series 97-1, Class 2Z,
               7.50%, 2/15/27............      960,814
   275,000   Vendee Mortgage Trust,
               Series 98-1, Class 2E,
               7.00%, 9/15/27............      284,883
    91,591   Washington Mutual Mortgage
               Securities Corp., Series
               03-S10, Class A6, 0.00%,
               10/25/18, PO..............       64,285
   150,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-8, Class A9, 4.50%,
               8/25/18...................      139,347
   139,493   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-11, Class 1APO, 0.00%,
               10/25/18, PO..............      108,588
                                           -----------
  Total Collateralized Mortgage
  Obligations                               10,709,321
                                           -----------
CORPORATE BONDS (17.3%):
Aerospace & Defense (0.0%):
    90,659   BAE Systems 2001 Asset
               Trust, 7.16%,
               12/15/11 (b)..............       96,553
                                           -----------
Airlines (0.7%):
   142,386   Continental Airlines, Inc.,
               Series 97-4, Class B,
               6.90%, 1/2/17.............      109,966
   275,000   Delta Airlines, Inc., Series
               00-1, Class A2, 7.57%,
               11/18/10..................      255,384
   150,000   Delta Airlines, Inc., Series
               02-1, Class G2, 6.42%,
               7/2/12....................      155,250

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
    89,530   Northwest Airlines, Inc.,
               Series 01-1, Class A1,
               7.04%, 4/1/22.............       86,133
   121,777   Southwest Airlines Co.,
               Series 01-1, Class A1,
               5.10%, 5/1/06.............      124,875
   200,000   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.20%, 9/1/08.............      164,666
    98,158   United Airlines, Inc.,
               Series 00-2, Class A2,
               7.19%, 4/1/11.............       81,732
   314,545   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.07%, 3/1/13.............      261,128
    84,632   United Airlines, Inc.,
               Series 00-1, Class A1,
               7.78%, 1/1/14.............       69,814
                                           -----------
                                             1,308,948
                                           -----------
Automotive (0.4%):
   150,000   Daimler Chrysler NA
               Holdings, 7.40%,
               1/20/05...................      154,081
   400,000   Daimler Chrysler NA
               Holdings, 4.05%, 6/4/08...      392,561
   150,000   General Motors Corp., 7.20%,
               1/15/11...................      157,373
                                           -----------
                                               704,015
                                           -----------
Banking, Finance & Insurance (10.7%):
    40,000   AIG International Lease
               Finance Corp., 5.88%,
               5/1/13....................       41,080
   100,000   American Express Credit,
               3.00%, 5/16/08............       96,353
   130,000   American International
               Group, 4.25%, 5/15/13.....      120,616
   300,000   ASIF Global Financing XIX,
               4.90%, 1/17/13 (b)........      293,492
   150,000   ASIF Global Financing XX,
               2.65%, 1/17/06 (b)........      149,598
   250,000   ASIF Global Financing XXIII,
               3.90%, 10/22/08 (b).......      247,197
   500,000   Associates Corp., 8.58%,
               11/23/04..................      512,432
   250,000   Associates Corp., 8.55%,
               7/15/09...................      294,048
   200,000   Associates Corp., 8.15%,
               8/1/09....................      231,535
   200,000   Bank of America Corp.,
               3.88%, 1/15/08............      199,840

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   570,000   Bank of America Corp.,
               7.80%, 2/15/10............      655,786
   400,000   Bear Stearns Co., Inc.,
               3.25%, 3/25/09............      378,710
   500,000   Boeing Capital Corp., 6.36%,
               7/15/05...................      513,399
    75,000   Branch Banking & Trust,
               4.88%, 1/15/13............       72,693
   190,000   Capital One Bank, 8.25%,
               6/15/05...................      199,243
   225,000   CIT Group Holdings, 6.50%,
               2/7/06....................      237,135
   150,000   CIT Group, Inc., 7.63%,
               8/16/05...................      158,157
    50,000   Corporation Andina de
               Fomento California, 5.20%,
               5/21/13...................       48,183
   200,000   Countrywide Home Loans,
               7.20%, 10/30/06...........      216,474
    50,000   Countrywide Home Loans,
               3.25%, 5/21/08............       48,141
   250,000   Countrywide Home Loans,
               4.00%, 3/22/11............      233,512
   500,000   Credit Suisse First Boston
               (USA), Inc., 6.13%,
               11/15/11..................      527,042
   150,000   Credit Suisse First Boston
               (USA), Inc., 5.50%,
               8/15/13...................      149,698
   100,000   First Union National, Inc.,
               7.80%, 8/18/10............      115,700
   250,000   Firstar Bank N.A., 7.13%,
               12/1/09...................      281,873
   250,000   Ford Motor Credit Co.,
               6.88%, 2/1/06.............      262,322
   900,000   Ford Motor Credit Co.,
               7.38%, 10/28/09...........      961,558
   175,000   GE Capital Corp., 4.25%,
               1/15/08...................      177,336
   150,000   GE Capital Corp., 3.50%,
               5/1/08....................      147,714
   500,000   GE Capital Corp., 7.38%,
               1/19/10...................      571,422
   300,000   GE Capital Corp., 5.88%,
               2/15/12...................      315,110
   200,000   GE Capital Corp., 6.75%,
               3/15/32...................      215,702
   490,000   GMAC, 6.13%, 9/15/06........      510,528
   250,000   GMAC, 7.75%, 1/19/10........      271,700
   550,000   GMAC, 7.25%, 3/2/11.........      578,003
   200,000   Goldman Sachs Group LP,
               3.88%, 1/15/09............      195,228

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 34

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   400,000   Goldman Sachs Group LP,
               6.88%, 1/15/11............      439,690
   125,000   Goldman Sachs Group LP,
               4.75%, 7/15/13............      117,636
   150,000   Goldman Sachs Group LP,
               5.25%, 10/15/13...........      145,911
   268,612   Household Automotive Trust,
               Series 00-2, Class A4,
               7.43%, 4/17/07............      274,446
   200,000   Household Finance Corp.,
               7.88%, 3/1/07.............      221,104
   200,000   Household Finance Corp.,
               6.40%, 6/17/08............      215,334
   500,000   Household Finance Corp.,
               6.50%, 11/15/08...........      540,740
   500,000   Household Finance Corp.,
               5.88%, 2/1/09.............      528,338
    50,000   Household Finance Corp.,
               7.35%, 11/27/32...........       56,643
   250,000   Huntington National Bank,
               8.00%, 4/1/10.............      288,955
    60,000   International Lease Finance
               Corp., 4.50%, 5/1/08......       61,036
   165,000   International Lease Finance
               Corp., 6.38%, 3/15/09.....      177,148
   200,000   Jackson National Life
               Global, 6.13%,
               5/30/12 (b)...............      210,119
   100,000   John Hancock Global Funding,
               7.90%, 7/2/10 (b).........      115,989
   100,000   John Hancock Global Funding
               II, 3.50%, 1/30/09 (b)....       96,848
   200,000   KeyCorp, 4.70%, 5/21/09.....      200,936
   175,000   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12......      190,306
   160,000   Massmutual Global Funding
               II, 3.25%, 6/15/07 (b)....      159,474
   200,000   Massmutual Global Funding
               II, 3.50%, 3/15/10 (b)....      189,811
   200,000   Merrill Lynch & Co., 3.70%,
               4/21/08...................      197,058
   200,000   Merrill Lynch & Co., 4.13%,
               1/15/09...................      197,474
   100,000   Metropolitan Life Insurance
               Co., 5.20%, 9/18/13 (b)...       98,688
   150,000   MGIC Investment Corp.,
               6.00%, 3/15/07............      158,793
   200,000   Monumental Global Funding,
               5.20%, 1/30/07 (b)........      209,236

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   550,000   Morgan Stanley Dean Witter
               and Co., 6.75%, 4/15/11...      603,553
   300,000   Morgan Stanley Dean Witter
               and Co., 6.60%, 4/1/12....      323,461
   885,000   National Rural Utilities,
               6.00%, 5/15/06............      931,730
   100,000   Nationwide Financial
               Services, 6.25%,
               11/15/11..................      106,830
    75,000   New York Life Global
               Funding, 3.88%,
               1/15/09 (b)...............       73,826
   250,000   New York Life Global
               Funding, 5.38%,
               9/15/13 (b)...............      251,449
   145,000   Pacific Life Global Funding,
               3.75%, 1/15/09 (b)........      142,349
   100,000   PHH Corp., 7.13%, 3/1/13....      109,389
    75,000   Popular North America, Inc.,
               4.25%, 4/1/08.............       75,023
   300,000   Principal Life Global
               Funding, 6.25%,
               2/15/12 (b)...............      320,900
   200,000   Protective Life Secured
               Trust, 4.00%, 4/1/11......      189,566
   190,000   Royal Bank of Canada, 3.88%,
               5/4/09....................      186,472
   100,000   SLM Corp., Series A, 5.38%,
               1/15/13...................      100,116
   150,000   State Street Corp., 7.65%,
               6/15/10...................      174,824
   250,000   Suntrust Bank, 6.38%,
               4/1/11....................      271,273
   100,000   Toyota Motor Credit Corp.,
               2.88%, 8/1/08.............       95,675
   200,000   U.S. Bancorp, 6.50%,
               2/1/08....................      217,832
   100,000   U.S. Bancorp, 7.50%,
               6/1/26....................      116,935
   240,000   Wachovia Corp., 4.95%,
               11/1/06...................      248,741
   150,000   Wachovia Corp., 3.63%,
               2/17/09...................      145,645
   100,000   Washington Mutual Finance,
               6.88%, 5/15/11............      109,638
   260,000   Wells Fargo Bank, 3.13%,
               4/1/09....................      247,067
   250,000   Wells Fargo Bank, 7.55%,
               6/21/10...................      288,131
   300,000   World Savings Bank FSB,
               4.50%, 6/15/09............      301,634
                                           -----------
                                            20,952,332
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Energy (0.4%):
   100,000   Carolina Power and Light,
               5.13%, 9/15/13............       98,646
   165,000   Constellation Energy Group,
               6.35%, 4/1/07.............      175,607
   130,000   DTE Energy Co., 6.65%,
               4/15/09...................      138,919
   125,000   Duke Energy Corp., 4.20%,
               10/1/08...................      122,928
   150,000   Duke Energy Corp., 5.63%,
               11/30/12..................      149,822
                                           -----------
                                               685,922
                                           -----------
Governments (Foreign) (0.5%):
   400,000   Province of Quebec, 5.75%,
               2/15/09...................      425,126
   150,000   United Mexican States,
               4.63%, 10/8/08............      148,088
    50,000   United Mexican States,
               6.38%, 1/16/13............       50,025
   325,000   United Mexican States,
               7.50%, 4/8/33.............      315,413
                                           -----------
                                               938,652
                                           -----------
Industrial Goods & Services (0.7%):
   150,000   Dow Chemical, 6.13%,
               2/1/11....................      158,908
    30,000   ERP Operating LP, 4.75%,
               6/15/09...................       30,065
   150,000   IBM Corp., 5.39%, 1/22/09...      156,535
    65,000   International Paper Co.,
               6.50%, 11/15/07...........       70,150
    55,000   International Paper Co.,
               4.25%, 1/15/09............       54,122
   165,000   International Paper Co.,
               4.00%, 4/1/10.............      157,577
   125,000   Phillips Petroleum Co.,
               8.75%, 5/25/10............      151,259
   100,000   Tyco International Group,
               8.20%, 10/15/08...........      112,968
    50,000   Tyco International Group,
               6.75%, 2/15/11............       54,402
   200,000   Tyco International Group,
               6.38%, 10/15/11...........      213,066
   100,000   Weyerhaeuser Co., 6.75%,
               3/15/12...................      108,459
                                           -----------
                                             1,267,511
                                           -----------
Leasing (0.3%):
   500,000   Hertz Corp., 6.50%,
               5/15/06...................      520,674
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Multimedia (0.4%):
   150,000   AOL Time Warner, Inc.,
               5.63%, 5/1/05.............      153,705
   120,000   AOL Time Warner, Inc.,
               8.18%, 8/15/07............      134,185
   150,000   AOL Time Warner, Inc.,
               10.15%, 5/1/12............      191,271
   100,000   AOL Time Warner, Inc.,
               9.15%, 2/1/23.............      123,845
   100,000   Cox Radio, Inc., 6.38%,
               5/15/05...................      102,539
   150,000   Viacom, Inc., 7.75%,
               6/1/05....................      157,119
                                           -----------
                                               862,664
                                           -----------
Real Estate (0.1%):
   165,000   EOP Operating LP, 6.75%,
               2/15/12...................      177,430
    50,000   Harrah's Operating Co.,
               Inc., 8.00%, 2/1/11.......       56,515
                                           -----------
                                               233,945
                                           -----------
Retailers (0.2%):
   150,000   Kroger Co., 8.05%, 2/1/10...      172,909
   200,000   Wal-Mart Stores, Inc.,
               4.13%, 2/15/11............      193,309
                                           -----------
                                               366,218
                                           -----------
Telecommunications (2.0%):
   150,000   Ameritech Capital Funding
               Corp., 5.95%, 1/15/38.....      153,050
    50,000   AT&T Wireless Services,
               Inc., 7.50%, 5/1/07.......       54,858
   100,000   Bell Telephone Co.,
               Pennsylvania, 8.35%,
               12/15/30..................      120,465
   358,750   BellSouth
               Telecommunications, 6.30%,
               12/15/15..................      385,750
   400,000   British Telecom PLC, 8.38%,
               12/15/10..................      467,721
    50,000   Cox Communications, Inc.,
               6.88%, 6/15/05............       51,818
   100,000   Cox Communications, Inc.,
               7.75%, 11/1/10............      113,501
   180,000   France Telecom, 9.00%,
               3/1/11....................      208,859
    10,000   Liberty Media Corp., 5.70%,
               5/15/13...................        9,868
   150,000   Nynex Capital Funding,
               8.23%, 10/15/09...........      173,075
   150,000   Sprint Capital Corp., 7.13%,
               1/30/06...................      158,797

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 36

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
   500,000   Sprint Capital Corp., 6.00%,
               1/15/07...................      523,919
   100,000   Sprint Capital Corp., 8.38%,
               3/15/12...................      115,100
    60,000   Sprint Capital Corp., 8.75%,
               3/15/32...................       70,117
   335,000   TCI Communications, Inc.,
               9.80%, 2/1/12.............      420,579
   115,000   Telus Corp., 8.00%,
               6/1/11....................      130,881
   650,000   Verizon Global Funding
               Corp., 7.25%, 12/1/10.....      727,624
   100,000   Verizon New England, Inc.,
               6.50%, 9/15/11............      106,707
                                           -----------
                                             3,992,689
                                           -----------
Telecommunications/Mobile, Cellular (0.1%):
   150,000   AT&T Wireless Services,
               Inc., 7.88%, 3/1/11.......      170,844
                                           -----------
Transportation & Shipping (0.1%):
   150,000   Burlington North Sante Fe,
               7.13%, 12/15/10...........      167,798
                                           -----------
Utilities (0.7%):
   100,000   American Electric Power Co.,
               Series A, 6.13%, 5/15/06..      105,023
   100,000   Appalachian Power Co.,
               Series E, 4.80%, 6/15/05..      101,999
   200,000   Dominion Resources, Inc.,
               2.80%, 2/15/05............      200,652
   150,000   Exelon Generation Co.,
               L.L.C., 6.95%, 6/15/11....      164,468
    80,000   Keyspan Gas East, 7.88%,
               2/1/10....................       92,715
    65,000   PSEG Power, 7.75%,
               4/15/11...................       73,713
   675,000   Virginia Electric & Power
               Co., 5.38%, 2/1/07........      704,084
                                           -----------
                                             1,442,654
                                           -----------
  Total Corporate Bonds                     33,711,419
                                           -----------
U.S. GOVERNMENT AGENCY MORTGAGES (47.7%):
Fannie Mae (19.0%):
    29,048   9.00%, 12/1/06, Pool
               #313699...................       29,397
    31,421   8.50%, 12/1/07, Pool
               #420646...................       32,288
    22,043   9.06%, 7/25/08, Series
               93-238, Class SB, IF*.....       22,296

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    66,417   0.00%, 9/25/08, Series
               96-39, Class J, PO........       62,499
    39,713   0.00%, 9/25/08, Series
               96-20, Class L, PO........       37,386
    93,685   11.83%, 9/25/08, Series
               93-175, Class SA, IF*.....      101,697
   250,465   14.62%, 9/25/08, Series
               93-164, Class SC, IF*.....      280,160
   174,821   14.62%, 9/25/08, Series
               93-164, Class SA, IF*.....      195,548
    75,559   0.00%, 10/25/08, Series
               96-24, Class B, PO........       71,441
    15,004   2.70%, 10/25/08, Series
               93-196, Class FA*.........       15,056
    22,505   9.25%, 10/25/08, Series
               93-196, Class SB, IF*.....       23,952
    78,390   13.18%, 10/25/08, Series
               93-94, Class S, IF*.......       85,989
       752   256.00%, 11/1/08, Series K,
               Class 2, HB...............        2,448
   339,394   15.38%, 12/25/08, Series
               93-233, Class SB, IF*.....      389,281
    84,389   17.57%, 2/25/09, Series
               94-13, Class SK, IF*......       95,991
   102,010   2.80%, 3/25/09, Series
               94-33, Class FA*..........      102,626
     3,622   6.50%, 3/25/09, Series
               95-13, Class B............        3,670
   185,733   14.30%, 3/25/09, Series
               02-8, Class SR, IF*.......      212,976
    86,083   6.50%, 4/1/09, Pool
               #190760...................       91,235
   378,043   13.50%, 11/25/09, Series
               02-73, Class S, IF*.......      401,538
   278,141   8.00%, 11/1/12, Pool
               #535710...................      297,397
   660,575   5.00%, 11/25/12, Series
               03-16, Class PI, IO.......       57,362
   500,000   4.50%, 1/25/14, Series
               03-128, Class KE..........      493,000
    24,409   6.00%, 9/25/14, Series
               01-71, Class QC...........       24,403
   700,000   5.00%, 11/25/15, Series
               02-74, Class PD...........      699,601

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   500,000   6.50%, 11/25/15, Series
               01-52, Class XN...........      524,293
   500,000   6.00%, 12/25/15, Series
               01-78, Class VB...........      513,834
   750,000   5.00%, 1/25/16, Series
               02-74, Class LD...........      748,507
   750,000   6.00%, 8/15/16, Series 2344,
               Class QG..................      787,079
 1,000,000   6.00%, 12/25/16, Series
               01-74, Class MB...........    1,055,748
   500,000   6.00%, 12/25/16, Series
               01-71, Class QE...........      523,156
   250,000   6.50%, 12/25/16, Series
               01-50, Class VB...........      262,625
 1,000,000   6.00%, 2/25/17, Series 02-2,
               Class UC..................    1,033,034
   500,000   6.00%, 2/25/17, Series 02-3,
               Class OG..................      522,694
   800,000   5.50%, 4/25/17, Series
               02-18, Class PC...........      823,783
 1,000,000   6.00%, 4/25/17, Series
               02-19, Class PE...........    1,044,938
 1,000,000   5.50%, 9/25/17, Series
               02-56, Class UC...........    1,020,924
   500,000   5.50%, 1/25/18, Series
               02-94, Class BK...........      503,991
   135,734   5.00%, 6/1/18, Pool
               #709877...................      136,259
   133,005   4.50%, 2/25/19, Series 04-2,
               Class ZD..................      124,934
    14,407   2.98%, 3/1/19, Pool
               #116612*..................       14,665
    33,358   8.50%, 11/25/19, Series
               89-83, Class H............       36,411
     8,387   8.80%, 1/25/20, Series 90-1,
               Class D...................        9,220
   500,000   6.00%, 2/25/20, Series
               01-28, Class VB...........      522,956
    36,519   8.50%, 2/25/20, Series
               90-10, Class L............       39,769
     9,469   5.50%, 8/25/20, Series
               90-93, Class G............        9,706
    12,515   8.75%, 12/25/20, Series
               90-143, Class J...........       13,669

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
       147   652.15%, 12/25/20, Series
               90-140, Class K, HB.......        2,880
   138,295   10.00%, 8/1/21, Pool
               #442639...................      155,004
   157,655   7.00%, 1/25/22, Series
               G92-15, Class Z...........      166,301
   300,000   6.50%, 2/25/22, Series 02-1,
               Class HC..................      309,281
    74,176   5.50%, 6/25/22, Series
               02-91, Class UH, IO.......       12,567
   302,843   7.50%, 6/25/22, Series
               92-101, Class J...........      312,115
    22,292   5.00%, 7/25/22, Series
               03-119, Class XZ..........       22,260
    18,221   7.00%, 7/25/22, Series
               G92-42, Class Z...........       19,355
   377,741   8.00%, 7/25/22, Series
               G92-44, Class ZQ..........      408,190
    41,252   6.50%, 8/25/22, Series
               96-59, Class J............       43,039
   110,845   5.50%, 9/25/22, Series
               92-143, Class MA..........      114,250
   201,188   7.50%, 9/25/22, Series
               G92-54, Class ZQ..........      215,815
    13,618   2.50%, 10/25/22, Series
               G92-59, Class F*..........       13,755
    23,476   3.54%, 10/25/22, Series
               93-225, Class FP*.........       23,617
    20,457   7.00%, 10/25/22, Series
               G92-61, Class Z...........       21,833
   470,867   6.50%, 12/1/22, Pool
               #555791...................      493,339
   375,806   7.00%, 12/25/22, Series
               G92-66, Class KB..........      394,967
   108,518   7.90%, 1/25/23, Series
               G93-1, Class KA...........      116,256
   704,069   7.00%, 2/25/23, Series
               97-61, Class ZC...........      747,878
   116,567   6.00%, 4/25/23, Series
               G93-17, Class SI, IF*.....      114,947
   371,455   12.17%, 4/25/23, Series
               98-43, Class SA, IF,
               IO*.......................       97,079
   250,000   5.50%, 5/25/23, Series
               03-41, Class PE...........      250,932
   401,751   0.00%, 6/25/23, Series
               93-257, Class C, PO.......      355,011

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 38

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   500,000   5.00%, 6/25/23, Series
               03-83, Class PG...........      483,111
 1,836,379   6.55%, 6/25/23, Series
               03-80, Class SY, IO,
               IF*.......................      249,754
   189,140   0.00%, 7/25/23, Series
               93-159, Class PD, PO......      187,737
   400,000   6.50%, 7/25/23, Series
               96-59, Class K............      417,854
    45,963   0.00%, 9/25/23, Series
               93-205, Class H, PO.......       38,622
   133,355   7.00%, 9/25/23, Series
               93-167, Class GA..........      141,696
    20,871   11.03%, 9/25/23, Series
               93-165, Class SD, IF*.....       20,423
   104,081   12.50%, 9/25/23, Series
               93-165, Class SK, IF*.....      121,248
    81,327   4.16%, 10/25/23, Series
               93-189, Class FB*.........       82,146
    83,206   6.50%, 11/25/23, Series
               95-19, Class Z............       88,015
   250,000   7.43%, 11/25/23, Series
               03-106, Class US, IF*.....      163,166
    14,285   1.73%, 12/25/23, Series
               93-230, Class FA*.........       14,490
   448,753   6.50%, 12/25/23, Series
               93-225, Class UB..........      468,680
 1,040,517   7.00%, 12/25/23, Series
               93-250, Class Z...........    1,104,117
   150,615   8.50%, 1/25/25, Series 95-2,
               Class Z...................      160,714
   285,740   9.00%, 4/1/25, Pool
               #506427...................      322,044
   163,361   8.50%, 10/1/26, Pool
               #449336...................      180,864
   143,862   8.00%, 3/1/27, Pool
               #689977...................      157,442
 1,305,652   1.84%, 3/25/27, Series
               97-20, Class IB, IO.......       58,317
   147,603   7.50%, 5/20/27, Series
               97-39, Class PD...........      155,778
   312,378   6.00%, 7/18/27, Series
               97-46, Class PL...........      324,176

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   338,640   8.50%, 8/1/27, Pool
               #253605...................      372,566
   323,340   6.00%, 7/18/28, Series
               98-36, Class ZB...........      327,760
   743,311   8.00%, 11/1/28, Pool
               #755973...................      811,725
    63,143   6.00%, 1/1/29, Pool
               #252211...................       64,801
    34,352   4.05%, 3/1/29, Pool
               #303532*..................       35,190
   149,500   6.00%, 7/25/29, Series
               01-80, Class PE...........      154,043
     4,136   7.00%, 2/25/30, Series
               01-53, Class TS, IF,
               IO*.......................           22
   100,620   8.50%, 6/1/30, Pool
               #535442...................      110,596
    71,440   8.50%, 1/25/31, Series
               00-52, IO.................       14,950
   600,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO.......      162,817
   336,628   7.00%, 7/25/31, Series
               01-30, Class PM...........      346,745
   819,000   7.00%, 8/25/31, Series
               01-36, Class DE...........      859,499
   175,073   7.00%, 9/25/31, Series
               01-44, Class PD...........      184,177
   400,000   6.00%, 11/25/31, Series
               02-74, Class VB...........      413,789
   421,600   7.00%, 11/25/31, Series
               01-61, Class Z............      441,774
   105,410   21.61%, 2/25/32, Series
               02-1, Class SA, IF*.......      124,919
   366,835   6.90%, 3/15/32, Series 2450,
               Class SW, IF, IO*.........       37,777
 1,785,083   1.60%, 3/25/32, Series
               02-12, Class SJ, IF,
               IO*.......................       88,801
   250,000   6.50%, 4/25/32, Series
               02-59, Class VB...........      263,080
   500,000   6.50%, 5/25/32, Series
               02-28, Class PK...........      520,796
   156,894   7.00%, 8/1/32, Pool
               #649624...................      166,423
   218,437   0.00%, 12/1/32, Series 329,
               Class 1, PO...............      158,956
   522,073   6.00%, 12/1/32, Pool
               #675555...................      534,085

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   281,818   12.47%, 12/25/32, Series
               02-77, Class S, IF*.......      273,748
   166,073   6.00%, 3/1/33, Pool
               #674349...................      169,793
   100,000   5.75%, 6/25/33, Series
               03-47, Class PE...........       92,199
     9,705   4.69%, 7/25/33, Series
               03-66, Class SK, IF*......        9,688
    74,135   10.98%, 7/25/33, Series
               03-64, Class SX, IF*......       50,748
   233,181   0.00%, 8/1/33, Series 340,
               Class 1, PO...............      160,163
   198,540   0.00%, 8/25/33, Series
               03-132, Class 0A, PO......      142,971
   212,668   5.99%, 8/25/33, Series
               03-71, Class DS, IF*......      155,200
   473,275   6.00%, 9/1/33, Pool
               #737825...................      483,877
   187,794   10.67%, 9/25/33, Series
               03-91, Class SD*..........      177,319
 2,995,368   6.50%, 11/25/33, Series
               03-116, Class SB, IO*.....      271,792
   959,039   5.50%, 12/1/33, Pool
               #725017...................      957,521
   395,260   5.50%, 1/1/34, Pool
               #759424...................      394,635
   258,719   9.87%, 1/25/34, Series
               03-130, Class SX, IF*.....      259,455
   100,000   5.50%, 2/25/34, Series
               04-36, Class PC...........      100,526
   474,882   24.20%, 2/25/34, Series
               04-10, Class SC, IF*......      560,510
   267,048   0.00%, 4/25/34, Series
               04-21, Class CO, PO.......      141,027
   694,050   16.50%, 4/25/34, Series
               04-25, Class SA, IF*......      759,178
   594,919   16.50%, 5/25/34, Series
               04-36, Class SA, IF*......      646,901
   200,000   4.75%, 12/25/42, Series
               03-W8, Class 1A3..........      201,130

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   478,288   6.50%, 12/25/42, Series
               03-W1, Class 1A1..........      498,871
   306,357   7.50%, 12/25/42, Series
               03-W1, Class 2A...........      327,970
   450,103   7.00%, 2/25/44, Series
               04-W2, Class 2A2..........      476,248
                                           -----------
                                            36,959,258
                                           -----------
Freddie Mac (23.5%):
   203,696   4.50%, 11/15/07, Series
               1404, Class FA............      206,259
    10,720   7.88%, 2/15/08, Series 1465,
               Class SA, IF, IO*.........          719
   279,598   0.00%, 8/15/08, Series 1900,
               Class T, PO...............      266,272
    93,396   0.00%, 8/15/08, Series 1561,
               Class TA, PO..............       88,924
    92,462   6.50%, 9/15/08, Series 1587,
               Class H...................       93,607
    26,861   0.00%, 10/15/08, Series
               1967, Class PC, PO........       25,543
    43,850   8.50%, 12/15/08, Series
               1625, Class SD, IF*.......       47,141
       567   13.18%, 12/15/08, Series
               1647, Class SB, IF*.......          568
     6,740   6.40%, 2/15/09, Series 1679,
               Class O...................        6,751
     9,889   12.30%, 2/15/09, Series
               1796, Class S, IF*........       10,148
   284,417   14.30%, 2/15/09, Series
               2412, Class SE............      310,248
    23,591   9.00%, 6/1/10, Gold Pool
               #G10777...................       25,443
   185,982   7.50%, 9/1/10, Gold Pool
               #E62448...................      197,695
    59,959   6.00%, 3/15/12, Series 2115,
               Class PD..................       60,027
    59,134   6.50%, 10/15/12, Series
               2401, Class VE............       59,134
   334,992   6.50%, 12/15/12, Series
               2419, Class VG............      351,688
   200,804   6.30%, 1/15/13, Series 2025,
               Class PE..................      210,661
   275,416   6.50%, 5/15/13, Series 2055,
               Class OE..................      291,229

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 40

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   149,136   6.50%, 10/15/13, Series
               1596, Class D.............      157,676
    36,455   18.28%, 10/15/13, Series
               1607, Class SA, IF*.......       41,674
   356,735   6.00%, 12/15/13, Series
               2102, Class TU............      374,556
   750,000   6.00%, 1/15/14, Series 2115,
               Class PE..................      788,383
   260,578   6.00%, 3/15/14, Series 2594,
               Class VA..................      268,858
    48,423   6.50%, 3/15/14, Series 2135,
               Class UK, IO..............        8,498
    13,266   7.00%, 5/15/14, Series 2299,
               Class G...................       13,261
   204,101   6.00%, 7/15/14, Series 2405,
               Class PC..................      206,011
   125,000   5.50%, 12/15/14, Series
               2374, Class PV............      129,958
   100,000   5.50%, 5/15/15, Series 2391,
               Class QE..................      103,578
   461,600   6.50%, 9/15/15, Series 2353,
               Class PC..................      469,720
    88,615   8.50%, 11/1/15, Gold Pool
               #E81720...................       95,144
    24,756   8.50%, 11/15/15, Series
               2496, Class LD............       25,360
   500,000   5.50%, 2/15/16, Series 2500,
               Class TD..................      518,730
 1,000,000   5.50%, 6/15/16, Series 2498,
               Class UD..................    1,035,170
   900,000   6.50%, 8/15/16, Series 2345,
               Class PQ..................      957,166
 1,000,000   6.00%, 9/15/16, Series 2360,
               Class PG..................    1,046,539
   407,226   6.00%, 9/15/16, Series 2355,
               Class BP..................      427,106
    91,043   4.50%, 12/15/16, Series
               2643, Class HI, IO........       11,848
   500,000   5.50%, 12/15/16, Series
               2391, Class QR............      514,062
   500,000   6.00%, 12/15/16, Series
               2394, Class MC............      523,134
   246,327   6.50%, 10/1/17, Gold Pool
               #E01254...................      260,299
   150,000   6.50%, 12/15/17, Series
               2357, Class VX............      157,149
   400,000   6.50%, 4/15/18, Series 2461,
               Class VB..................      422,743
   638,614   4.00%, 5/15/18, Series 2643,
               Class KG..................      647,038

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 1,000,000   4.50%, 5/15/18, Series 2611,
               Class UH..................      932,244
   500,000   4.50%, 5/15/18, Series 2617,
               Class GR..................      467,115
   500,000   4.50%, 6/15/18, Series 2631,
               Class LC..................      471,785
   467,571   4.00%, 8/1/18, Pool
               #E01424...................      446,435
   168,352   4.50%, 8/1/18, Pool
               #E97838...................      164,935
   500,000   4.00%, 9/15/18, Series 2675,
               Class CK..................      449,369
   571,926   6.00%, 1/15/19, Series 2367,
               Class VD..................      578,360
   185,034   6.50%, 3/15/19, Series 2134,
               Class PI, IO..............       40,637
    14,775   12.00%, 7/1/19, Pool
               #555238...................       16,556
   470,000   6.00%, 7/15/19, Series 2435,
               Class VH..................      478,239
    49,301   9.50%, 7/15/19, Series 11,
               Class D...................       49,395
    61,136   10.00%, 1/1/20, Pool
               #546257...................       68,568
    26,876   9.50%, 4/15/20, Series 22,
               Class C...................       26,919
   200,000   6.50%, 6/15/20, Series 2362,
               Class PD..................      203,487
    10,786   10.00%, 6/15/20, Series 47,
               Class F...................       10,809
   400,000   6.00%, 8/15/20, Series 2594,
               Class VQ..................      407,533
    87,770   10.00%, 9/1/20, Pool
               #555286...................       98,127
   500,000   6.00%, 12/15/20, Series
               2392, Class PV............      516,053
     4,981   9.50%, 1/15/21, Series 99,
               Class Z...................        4,988
     7,890   6.50%, 2/15/21, Series 128,
               Class I...................        7,898
     6,553   9.00%, 4/15/21, Series 1065,
               Class J...................        7,056
   600,000   8.50%, 6/15/21, Series 1113,
               Class J...................      625,998
 1,651,102   6.55%, 10/15/21, Series
               2611, Class SH, IF, IO*...      205,662
    56,439   7.00%, 5/15/22, Series 1250,
               Class J...................       57,352

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    95,605   8.00%, 6/15/22, Series 1316,
               Class Z...................       99,733
   159,635   7.00%, 7/15/22, Series 1324,
               Class Z...................      165,697
   120,101   7.50%, 8/15/22, Series 1343,
               Class LB..................      125,823
   103,047   8.00%, 8/15/22, Series 1343,
               Class LA..................      108,628
   500,000   5.50%, 10/15/22, Series
               2512, Class PG............      496,131
    86,073   6.00%, 10/15/22, Series
               1395, Class G.............       87,536
    98,774   9.57%, 10/15/22, Series
               1394, Class ID, IF*.......      106,679
   712,835   6.50%, 11/1/22, Pool
               #G30234...................      747,602
   330,457   6.00%, 12/1/22, Pool
               #C90600...................      341,404
   500,000   5.50%, 12/15/22, Series
               2535, Class BK............      501,817
    10,090   1.81%, 1/15/23, Series 1603,
               Class IF*.................       10,122
 1,000,000   5.00%, 1/15/23, Series 2715,
               Class OG..................      967,780
   877,149   7.00%, 3/25/23, Series 8,
               Class ZA..................      942,058
   302,344   5.00%, 5/15/23, Series 1798,
               Class F...................      304,012
    54,791   7.00%, 5/15/23, Series 1505,
               Class Q...................       58,073
   116,286   7.90%, 5/15/23, Series 1518,
               Class G, IF*..............      113,125
 1,623,172   5.45%, 6/15/23, Series 2626,
               Class NS, IO, IF*.........      149,959
   118,278   3.92%, 7/15/23, Series 1541,
               Class O*..................      120,200
    44,734   9.02%, 10/15/23, Series
               1689, Class SD, IF*.......       46,037
    21,912   6.00%, 11/15/23, Series
               1685, Class Z.............       22,412
    49,861   14.62%, 11/15/23, Series
               1609, Class LG, IF*.......       54,865
 1,000,000   4.50%, 12/15/23, Series
               2716, Class UN, IF, IO*...      905,983
   178,924   6.50%, 12/15/23, Series
               2283, Class K.............      189,582
    42,141   0.00%, 2/15/24, Series 1865,
               Class D, PO...............       33,158

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    63,966   0.00%, 2/15/24, Series 1700,
               Class GA, PO..............       56,423
    24,986   10.00%, 2/15/24, Series
               1671, Class QC, IF........       24,647
    65,120   23.34%, 3/15/24, Series
               2033, Class SN, IF, IO*...       27,601
    73,673   0.00%, 5/15/24, Series 2306,
               Class K, PO...............       62,038
   176,816   5.86%, 5/15/24, Series 2306,
               Class SE, IF, IO*.........       25,110
 2,100,000   6.50%, 5/15/24, Series 1732,
               Class K...................    2,215,051
   250,398   18.30%, 2/15/25, Series
               2656, Class SH, IF*.......      264,164
   210,522   6.00%, 5/15/27, Series 1981,
               Class Z...................      216,416
    42,711   6.50%, 7/15/27, Series 2137,
               Class TG..................       42,955
   314,376   7.50%, 9/15/27, Series 1987,
               Class PE..................      333,109
   270,066   6.00%, 11/15/27, Series
               2132, Class PD............      280,683
   187,728   6.00%, 2/15/28, Series 2143,
               Class CD..................      195,012
   120,234   7.00%, 3/15/28, Series 2038,
               Class PN, IO..............       24,246
   332,365   7.50%, 5/15/28, Series 2054,
               Class PV..................      355,153
   500,000   7.00%, 6/15/28, Series 2064,
               Class TE..................      529,797
   436,589   6.50%, 8/15/28, Series 2075,
               Class PH..................      456,253
    88,119   25.74%, 3/15/29, Series
               2132, Class SB, IF*.......      107,485
   829,000   7.00%, 7/15/29, Series 2172,
               Class QC..................      891,358
   511,155   8.00%, 9/15/29, Series 2182,
               Class ZB..................      556,581
   225,432   6.00%, 11/15/29, Series
               2460, Class VZ............      227,962
   400,000   6.00%, 5/15/30, Series 2565,
               Class MB..................      406,777
   186,950   7.50%, 8/15/30, Series 2247,
               Class Z...................      192,753
    89,012   7.50%, 10/15/30, Series
               2261, Class ZY............       92,566
   418,193   6.50%, 4/15/31, Series 2317,
               Class VG..................      435,528

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 42

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   142,946   7.00%, 6/15/31, Series 2325,
               Class PM..................      155,432
   126,229   8.50%, 6/15/31, Series 2359,
               Class ZB..................      148,758
   185,522   6.50%, 8/15/31, Series 2345,
               Class NE..................      193,045
   240,324   6.50%, 8/15/31, Series 2344,
               Class ZJ..................      249,517
   660,890   6.50%, 8/15/31, Series 2344,
               Class ZD..................      693,300
   200,000   6.50%, 8/15/31, Series 2454,
               Class BG..................      209,679
   300,000   0.00%, 2/15/32, Series 2513,
               Class YO, PO..............      229,377
   318,350   5.00%, 2/15/32, Series 2672,
               Class WD..................      305,080
   250,000   6.38%, 2/15/32, Series 2410,
               Class OE..................      259,047
   415,134   7.55%, 2/15/32, Series 2410,
               Class QX, IF, IO*.........       39,967
   100,000   13.90%, 2/15/32, Series
               2412, Class SP, IF*.......       92,426
   250,000   16.64%, 2/15/32, Series
               2410, Class QS, IF*.......      260,445
   550,252   6.85%, 3/15/32, Series 2444,
               Class ES, IF, IO*.........       54,051
 1,000,000   7.00%, 3/15/32, Series 2423,
               Class MT..................    1,053,496
   500,000   7.00%, 3/15/32, Series 2423,
               Class MC..................      526,070
   227,841   6.50%, 4/15/32, Series 2435,
               Class CJ..................      233,853
   500,000   7.00%, 4/15/32, Series 2436,
               Class MC..................      529,374
   300,000   6.50%, 5/15/32, Series 2455,
               Class GK..................      312,843
   282,850   6.50%, 6/15/32, Series 2462,
               Class JG..................      297,428
   169,844   6.50%, 7/15/32, Series 2484,
               Class LZ..................      180,252
   100,764   7.50%, 7/25/32, Series T-41,
               Class 3A..................      108,038
   790,000   6.00%, 9/15/32, Series 2500,
               Class MC..................      776,934

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   300,000   6.00%, 12/15/32, Series
               2543, Class YX............      294,066
   500,000   6.00%, 12/15/32, Series
               2544, Class HC............      492,540
 1,323,109   5.90%, 2/15/33, Series 2599,
               Class DS, IF, IO*.........      128,612
   500,000   6.00%, 2/15/33, Series 2575,
               Class ME..................      488,409
   862,912   6.45%, 2/15/33, Series 2597,
               Class DS, IF, IO*.........       94,560
 1,343,683   6.00%, 3/15/33, Series 2610,
               Class DS, IF, IO*.........      136,611
   431,487   6.50%, 3/15/33, Series 2586,
               Class WI, IO..............      108,229
    72,096   10.98%, 6/15/33, Series
               2631, Class BS, IF*.......       69,818
   500,000   5.50%, 8/15/33, Series 2744,
               Class PD..................      514,739
   200,000   0.00%, 9/15/33, Series 2733,
               Class GF, IF*.............      187,534
   467,792   5.50%, 10/1/33, Pool
               #A13625...................      467,331
   310,218   7.34%, 10/15/33, Series
               2682, Class YS, IF*.......      202,806
   242,010   7.35%, 10/15/33, Series
               2691, Class WS, IF*.......      156,768
   278,897   6.11%, 11/15/33, Series
               2705, Class SD, IF*.......      201,989
   182,705   7.35%, 11/15/33, Series
               2705, Class SC, IF*.......      113,201
   487,748   6.00%, 1/1/34, Pool
               #A17537...................      498,924
   750,000   7.43%, 1/15/34, Series 2727,
               Class BS, IF*.............      411,176
   150,536   0.00%, 2/15/34, Series 2744,
               Class FE, IF*.............      127,508
   140,000   9.80%, 2/15/34, Series 2753,
               Class S, IF*..............      119,684
   150,000   0.00%, 3/15/34, Series 2769,
               Class PO, PO..............       67,645
   680,940   6.50%, 2/25/43, Series T-54,
               Class 2A..................      710,422

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   319,793   7.00%, 2/25/43, Series T-54,
               Class 3A..................      337,991
   151,844   0.00%, 9/25/43, Series T-58,
               Class A, PO...............      122,784
                                           -----------
                                            45,471,081
                                           -----------
Government National Mortgage Assoc. (5.2%):
    30,519   7.00%, 8/16/13, Series
               96-22, Class VB...........       30,677
   196,228   8.00%, 1/15/16, Pool
               #781570...................      207,444
   300,000   6.50%, 7/20/19, Series
               02-36, Class VB...........      314,770
    16,744   8.00%, 9/15/22, Pool
               #297628...................       18,519
   250,000   7.49%, 7/16/24, Series 94-3,
               Class PQ..................      269,313
   500,000   6.50%, 10/16/24, Series
               94-7, Class PQ............      527,648
    19,001   8.50%, 5/20/25, Pool
               #2006.....................       20,975
   396,550   7.50%, 9/17/25, Series
               98-26, Class K............      426,074
   327,423   7.50%, 8/16/26, Series
               96-16, Class E............      349,499
    49,806   8.00%, 11/20/26, Pool
               #2324.....................       54,598
    78,397   8.00%, 1/20/27, Pool
               #2362.....................       85,779
   370,177   7.50%, 5/16/27, Series 97-8,
               Class PN..................      397,017
    17,603   8.00%, 5/15/28, Pool
               #460372...................       19,321
     8,408   8.00%, 7/15/28, Pool
               #468066...................        9,229
    36,352   7.50%, 9/15/28, Pool
               #486537...................       39,249
    68,221   6.50%, 10/15/28, Pool
               #486631...................       71,490
   527,207   5.50%, 11/20/28, Series
               02-88, Class LI, IO.......       62,399
   419,352   6.50%, 4/20/29, Series
               99-10, Class ZC...........      431,829
   428,345   8.00%, 11/16/29, Series
               99-41, Class Z............      461,718
   280,210   7.50%, 12/20/29, Series
               99-44, Class PC...........      295,026

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   341,646   8.00%, 12/20/29, Series
               99-44, Class ZG...........      360,382
   342,859   7.05%, 1/19/30, Series 01-4,
               Class SJ, IF, IO*.........       24,372
   153,000   7.00%, 2/16/30, Series
               00-14, Class PD...........      163,077
   288,690   8.50%, 2/16/30, Series 00-9,
               Class ZJ..................      317,140
   241,795   7.50%, 2/20/30, Series 00-6,
               Class Z...................      256,199
   365,963   9.00%, 3/16/30, Series
               00-21, Class Z............      413,610
   208,688   7.75%, 9/20/30, Series
               00-26, Class Z............      217,373
    17,486   9.00%, 10/15/30, Pool
               #479674...................       19,303
   800,000   7.50%, 11/16/30, Series
               00-36, Class PB...........      863,227
    32,680   9.00%, 11/16/30, Series
               00-36, Class IK, IO.......        4,026
   119,317   9.00%, 12/15/30, Pool
               #528534...................      131,714
    96,963   7.15%, 12/20/30, Series
               00-38, Class AH...........      100,365
   358,000   8.00%, 12/20/30, Series
               00-37, Class B............      384,966
   697,656   6.95%, 8/16/31, Series
               01-36, Class S, IF, IO*...       47,476
 1,376,409   6.10%, 9/20/31, Series
               03-76, Class LS*..........      133,554
   200,000   6.50%, 12/20/31, Series
               01-64, Class MQ...........      206,354
   636,413   5.50%, 1/20/32, Series 03-4,
               Class NI, IO..............      132,209
   126,818   10.28%, 4/16/32, Series
               02-24, Class SB, IF*......      131,864
 1,250,000   6.50%, 6/20/32, Series
               02-45, Class QE...........    1,295,266
   300,000   6.50%, 8/20/32, Series
               02-54, Class GB...........      308,489
    72,257   0.00%, 3/16/33, Series
               03-24, Class PO, PO.......       58,984
   111,182   7.00%, 6/15/33, Pool
               #781614...................      119,395
    95,826   0.00%, 8/20/33, Series
               03-66, Class EO, PO.......       47,920

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 44

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 1,930,023   4.40%, 2/20/34, Series
               04-11, Class SW, IO*......      115,605
   149,410   16.64%, 4/16/34, Series
               04-28, Class S, IF*.......      157,895
                                           -----------
                                            10,103,339
                                           -----------
  Total U.S. Government Agency Mortgages    92,533,678
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Fannie Mae (0.1%):
   255,000   6.25%, 2/1/11...............      274,149
                                           -----------
  Total U.S. Government Agency Securities      274,149
                                           -----------
U.S. TREASURY OBLIGATIONS (20.9%):
U.S. Treasury Bonds (11.6%):
 3,845,000   12.75%, 11/15/10............    4,376,844
 5,290,000   10.38%, 11/15/12............    6,461,242
 3,450,000   12.00%, 8/15/13.............    4,555,080
   300,000   13.25%, 5/15/14.............      424,946
 1,350,000   11.75%, 11/15/14............    1,854,669
   550,000   9.88%, 11/15/15.............      792,151
 2,400,000   8.75%, 5/15/17..............    3,253,877
   550,000   7.88%, 2/15/21..............      710,145
   150,000   7.63%, 2/15/25..............      192,533
                                           -----------
                                            22,621,487
                                           -----------
U.S. Treasury Inflation Protected Bonds (1.0%):
   800,000   3.38%, 1/15/07..............    1,017,102
   100,000   3.88%, 1/15/09..............      127,835
   550,000   3.63%, 4/15/28..............      780,144
                                           -----------
                                             1,925,081
                                           -----------
U.S. Treasury STRIPS (8.3%):
 1,000,000   11/15/09....................      802,829
   350,000   11/15/12....................      237,027
   900,000   11/15/14....................      537,605
 1,800,000   11/15/15....................    1,008,457
 1,900,000   11/15/15....................    1,070,401
   800,000   2/15/11.....................      600,845
 2,500,000   2/15/13.....................    1,667,830
 1,000,000   2/15/14.....................      628,219
 4,300,000   2/15/16.....................    2,373,221
 2,500,000   2/15/17.....................    1,288,610
   750,000   2/15/19.....................      338,277
   100,000   2/15/22.....................       37,398

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
   500,000   2/15/23.....................      175,561
   500,000   5/15/10.....................      392,164
 1,350,000   5/15/11.....................    1,000,332
   650,000   5/15/12.....................      453,690
 1,600,000   5/15/14.....................      987,358
 1,070,000   5/15/15.....................      620,175
   100,000   5/15/16.....................       54,238
   800,000   5/15/18.....................      379,951
 1,800,000   8/15/14.....................    1,094,036
   360,000   8/15/15.....................      205,165
   200,000   8/15/16.....................      106,584
                                           -----------
                                            16,059,973
                                           -----------
  Total U.S. Treasury Obligations           40,606,541
                                           -----------
MUNICIPAL BONDS (0.1%):
Illinois (0.1%):
   300,000   State Pension, GO, 5.10%,
               6/1/33....................      266,178
                                           -----------
  Total Municipal Bonds                        266,178
                                           -----------
INVESTMENT COMPANIES (3.7%):
 7,114,180   One Group Prime Money Market
               Fund, Class I (c).........    7,114,180
                                           -----------
  Total Investment Companies                 7,114,180
                                           -----------
REPURCHASE AGREEMENT (1.9%):
 3,762,000   State Street Bank and Trust,
               0.65%, 7/1/04 (Proceeds at
               maturity $3,762,093
               collateralized by various
               U.S. Government
               Securities)...............    3,762,000
                                           -----------
  Total Repurchase Agreement                 3,762,000
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (8.9%):
17,386,557   Pool of various securities
               for One Group Bond
               Funds -- footnote 2
               (Securities Lending)......   17,386,557
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending       17,386,557
                                           -----------
Total (Cost $207,251,036) (a)              210,377,460
                                           ===========

------------
Percentages indicated are based on net assets of $194,375,826.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 5,868,537
                   Unrealized depreciation......................   (2,742,113)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 3,126,424
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate.

    GO -- General Obligations

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

  Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

  Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

  High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 46

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES (57.0%):
Fannie Mae (27.6%):
   192,621   8.30%, 10/25/08, Series
               93-197, Class SC*.........      202,462
   322,225   12.86%, 12/25/08, Series
               93-221, Class SG, IF*.....      345,003
   945,123   6.25%, 1/25/09, Series
               94-12, Class C............      977,075
    84,389   19.23%, 2/25/09, Series
               94-13, Class SM, IF*......       97,164
   146,842   6.13%, 5/25/11, Series
               01-12, Class VA...........      146,900
    16,506   6.50%, 11/1/11, Pool
               #356206...................       17,481
   339,950   8.00%, 11/1/12, Pool
               #535710...................      363,485
   500,000   6.00%, 1/17/13, Series
               98-37, Class VB...........      518,744
   229,240   7.50%, 2/1/13, Pool
               #42433....................      246,039
   297,662   6.00%, 4/1/13, Pool
               #425482...................      311,178
   181,060   6.50%, 5/1/13, Pool
               #42433....................      191,723
   930,632   5.00%, 11/1/13, Pool
               #255013...................      951,489
   164,917   6.00%, 8/1/14, Pool
               #598032...................      172,518
    92,391   6.50%, 9/1/14, Pool
               #E78451...................       97,784
    48,818   6.00%, 9/25/14, Series
               01-71, Class QC...........       48,806
   689,923   6.00%, 10/25/14, Series
               02-12, Class PD...........      695,436
 1,632,893   5.50%, 11/1/16, Pool
               #618192...................    1,676,342
 2,000,000   5.00%, 11/25/16, Series
               03-35, Class MD...........    2,010,802
   640,000   6.00%, 2/25/17, Series 02-2,
               Class UC..................      661,142
 2,000,000   5.50%, 4/25/17, Series
               02-18, Class PC...........    2,059,458
    75,259   9.50%, 6/25/18, Series
               88-16, Class B............       82,043
   750,000   7.00%, 3/25/21, Series 01-4,
               Class PC..................      802,848
 2,824,994   6.00%, 3/1/22, Pool
               #254231...................    2,917,173
   183,103   8.00%, 7/25/22, Series
               G92-44, Class ZQ..........      197,862

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    79,456   6.00%, 12/25/22, Series
               G92-66, Class KA..........       80,007
   307,325   0.00%, 5/25/23, Series
               93-146, Class E, PO.......      260,139
 1,850,000   5.00%, 5/25/23, Series 04-2,
               Class OE..................    1,777,547
   500,000   6.50%, 8/25/23, Series
               94-28, Class K............      526,930
    45,963   0.00%, 9/25/23, Series
               93-205, Class H, PO.......       38,622
   245,000   7.00%, 9/25/23, Series
               93-155, Class PJ..........      263,712
 1,750,800   5.00%, 11/1/23, Pool
               #762498...................    1,730,501
 1,580,142   6.50%, 12/25/23, Series
               93-223, Class PZ..........    1,670,315
 1,456,723   7.00%, 12/25/23, Series
               93-250, Class Z...........    1,545,765
 2,901,667   4.50%, 1/25/24, Series
               03-128, Class DY..........    2,638,670
   101,593   5.00%, 2/25/24, Series
               94-76, Class H............      103,718
 1,400,000   6.50%, 3/25/24, Series
               94-37, Class L............    1,463,869
 6,388,638   6.00%, 4/25/24, Series
               94-72, Class K............    6,541,430
    39,114   6.50%, 9/1/25, Pool
               #250375...................       40,975
   131,580   6.50%, 5/1/26, Pool
               #338417...................      137,737
   248,258   0.00%, 11/25/26, Series
               97-47, Class PA, PO.......      246,108
   293,496   6.50%, 8/18/28, Series
               98-46, Class GZ...........      305,369
 1,013,374   6.00%, 9/1/28, Pool
               #405220...................    1,041,248
 1,250,000   6.25%, 2/25/29, Series
               94-W4, Class A9...........    1,279,411
 2,000,000   6.00%, 6/25/29, Series
               02-W7, Class A4...........    2,030,050
   101,832   7.50%, 3/1/30, Pool
               #524949...................      109,198
    84,209   7.50%, 8/1/30, Pool
               #5478301..................       90,300
 3,000,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO.......      814,083
 3,600,000   5.00%, 12/25/32, Series
               03-81, Class MC...........    3,466,565

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 4,146,068   5.50%, 5/1/33, Pool
               #702435...................    4,139,504
 2,904,730   5.00%, 11/1/33, Pool
               #747628...................    2,816,040
 2,437,119   5.50%, 12/1/33, Pool
               #753662...................    2,433,261
 2,399,096   5.50%, 1/1/34, Pool
               #755615...................    2,395,298
 1,913,150   6.50%, 12/25/42, Series
               03-W1, Class 1A1..........    1,995,484
                                           -----------
                                            57,772,813
                                           -----------
Freddie Mac (22.6%):
 1,635,356   4.00%, 8/15/07, Series 2485,
               Class CB..................    1,649,267
   280,187   0.00%, 8/15/08, Series 1561,
               Class TA, PO..............      266,772
   161,395   12.82%, 11/15/08, Series
               1604, Class MB, IF*.......      176,827
   109,624   13.15%, 12/15/08, Series
               1625, Class SC, IF*.......      122,994
    13,542   8.50%, 12/1/09, Pool
               #E20150...................       14,589
   117,683   9.00%, 12/1/09, Pool
               #256360...................      123,615
   390,563   7.50%, 9/1/10, Gold Pool
               #E62448...................      415,159
   107,520   7.00%, 2/1/11, Pool
               #E63959...................      114,208
   738,426   6.00%, 6/15/11, Series 2366,
               Class VG..................      769,781
 1,127,506   6.00%, 8/15/13, Series 2170,
               Class PE..................    1,148,002
   288,106   5.00%, 12/1/13, Gold Pool
               #E73637...................      289,764
   296,541   5.50%, 3/1/14, Gold Pool
               #E75738...................      304,953
   476,343   5.00%, 4/1/14, Gold Pool
               #E00667...................      479,084
    92,300   6.00%, 4/1/14, Gold Pool
               #E76438...................       96,542
   416,000   6.50%, 5/15/14, Series 2288,
               Class VB..................      424,879
   169,550   6.50%, 6/1/14, Gold Pool
               #E00678...................      179,421
 1,250,000   6.50%, 8/15/16, Series 2345,
               Class PQ..................    1,329,398
    91,568   6.00%, 2/15/17, Series 2108,
               Class VB..................       92,072

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   883,000   5.00%, 11/15/17, Pool
               #2527.....................      863,531
 3,230,000   5.00%, 2/15/18, Series 2578,
               Class P6..................    3,114,842
 1,250,000   5.00%, 6/15/21, Series 2749,
               Class TD..................    1,230,287
   480,405   8.00%, 8/15/22, Series 1343,
               Class LA..................      506,424
   178,491   6.50%, 11/15/22, Series
               1552, Class HB............      179,190
 1,829,000   6.50%, 9/15/23, Series 1584,
               Class L...................    1,919,457
   837,467   6.50%, 9/15/23, Series 1577,
               Class PV..................      833,462
   762,418   6.50%, 12/15/23, Series
               1633, Class Z.............      793,947
   201,000   6.50%, 3/15/24, Series 1694,
               Class PK..................      213,504
   198,555   6.50%, 11/1/25, Pool
               #D65545...................      208,198
   230,245   6.00%, 4/1/26, Pool
               #D70244...................      236,810
   345,000   6.50%, 10/17/26, Series
               1985, Class PL............      362,405
   534,063   3.39%, 1/1/27, Pool
               #611141*..................      550,366
   678,224   6.00%, 2/15/27, Series 2091,
               Class PF..................      687,025
   864,822   6.25%, 4/15/27, Series 2018,
               Class PE..................      872,582
   875,000   7.00%, 10/15/27, Series
               1999, Class PU............      928,952
   540,131   6.00%, 11/15/27, Series
               2132, Class PD............      561,367
   229,586   6.50%, 1/15/28, Series 2137,
               Class TM..................      232,655
   650,000   4.50%, 2/15/28, Series 2631,
               Class TE..................      628,665
   265,804   5.75%, 2/15/28, Series 2110,
               Class D...................      266,344
    46,222   6.00%, 2/15/28, Series 2126,
               Class TD..................       48,162
 1,985,124   7.00%, 2/15/28, Series 2031,
               Class PG..................    2,097,396
 1,500,000   6.95%, 3/15/28, Series 2035,
               Class PC..................    1,588,087
    43,958   8.50%, 7/1/28, Gold Pool
               #G00981...................       48,303
 1,000,000   6.50%, 10/25/28, Series
               98-64, Class TM...........    1,045,958

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 48

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   750,000   6.00%, 11/15/28, Series
               2095, Class PE............      768,778
   705,538   6.50%, 2/1/29, Gold Pool
               #C22459...................      737,541
 2,500,000   5.00%, 3/15/29, Series 2684,
               Class PD..................    2,458,703
   416,963   6.50%, 6/1/29, Gold Pool
               #C00785...................      435,652
   515,000   7.00%, 8/15/29, Series 2178,
               Class PB..................      545,884
   178,442   3.46%, 4/1/30, Pool
               #846812*..................      184,135
   282,754   7.35%, 10/15/30, Series
               2259, Class ZC............      298,018
 1,000,000   6.50%, 10/15/31, Series
               2367, Class ME............    1,042,522
   195,496   0.00%, 12/15/31, Series
               2390, Class DO, PO........      151,687
   291,855   6.00%, 2/1/32, Gold Pool
               #C01292...................      299,096
 2,247,805   6.50%, 4/1/32, Pool
               #C66034...................    2,345,218
 2,438,000   5.00%, 10/15/32, Series
               2656, Class BG............    2,349,118
 5,000,000   6.00%, 12/15/32, Series
               2543, Class YX............    4,901,105
 2,042,821   6.50%, 2/25/43, Series T-54,
               Class 2A..................    2,131,265
 1,091,780   0.00%, 5/25/43, Series T-56,
               Class APO, PO.............      924,259
                                           -----------
                                            47,588,227
                                           -----------
Government National Mortgage Assoc. (6.8%):
    53,416   7.50%, 5/15/23, Pool
               #326977...................       57,883
    24,377   7.50%, 6/15/23, Pool
               #359588...................       26,416
    38,820   9.00%, 11/15/24, Pool
               #780029...................       43,833
    11,281   7.50%, 9/15/25, Pool
               #336427...................       12,204
   300,000   6.50%, 9/16/25, Series 96-6,
               Class PK..................      315,108
    12,696   7.00%, 12/15/25, Pool
               #405535...................       13,554
   432,955   8.00%, 11/20/26, Pool
               #2324.....................      474,609
    26,457   7.50%, 12/20/26, Pool
               #2341.....................       28,557

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   117,909   6.50%, 6/20/27, Series
               97-19, Class PJ...........      119,714
    31,648   4.75%, 7/20/27, Pool
               #80094*...................       32,092
    32,281   8.00%, 10/15/27, Pool
               #412336...................       35,450
   108,067   8.00%, 10/15/27, Pool
               #451507...................      118,675
    57,299   7.00%, 11/15/27, Pool
               #412369...................       61,064
    47,978   6.50%, 3/15/28, Pool
               #467705...................       50,277
    36,701   7.00%, 4/15/28, Pool
               #472543...................       39,071
 2,759,774   6.00%, 4/16/28, Series
               03-75, Class BE...........    2,803,603
    73,664   7.00%, 6/15/28, Pool
               #472679...................       78,422
    33,464   6.50%, 9/15/28, Pool
               #467225...................       35,067
   537,602   7.50%, 9/16/28, Series
               99-33B, Class PQ..........      542,795
   991,600   6.50%, 9/20/28, Series
               98-22, Class PD...........    1,034,231
   317,793   6.00%, 5/20/29, Series
               99-17, Class L............      325,809
 3,229,129   6.50%, 6/16/30, Series 01-6,
               Class PM..................    3,378,975
   162,552   7.75%, 7/15/30, Pool
               #518078...................      177,115
 2,500,000   6.50%, 3/16/31, Series
               01-10, Class PE...........    2,620,068
 1,000,000   6.50%, 12/20/31, Series
               01-64, Class PB...........    1,037,339
   842,807   6.50%, 4/1/32, Pool
               #545639...................      883,795
                                           -----------
                                            14,345,726
                                           -----------
  Total U.S. Government Agency Mortgages   119,706,766
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (13.1%):
Fannie Mae (1.9%):
 3,000,000   0.00%, 10/9/19..............    1,195,683
 6,000,000   0.00%, 9/23/20..............    2,222,598
   630,000   0.00%, 3/23/28..............      145,733
 1,860,538   6.50%, 8/25/29..............      494,318
                                           -----------
                                             4,058,332
                                           -----------
Federal Farm Credit Bank (0.8%):
 1,500,000   6.75%, 7/7/09...............    1,672,815
                                           -----------

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank (4.3%):
 3,000,000   5.25%, 8/15/06..............    3,132,969
 1,000,000   5.90%, 3/26/09..............    1,077,913
 4,500,000   5.75%, 8/15/11..............    4,754,737
                                           -----------
                                             8,965,619
                                           -----------
Financial Corporation STRIPS (2.1%):
 2,000,000   11/2/18.....................      881,592
 8,000,000   12/6/18.....................    3,502,288
                                           -----------
                                             4,383,880
                                           -----------
Resolution Funding Corporation STRIPS (1.8%):
 2,000,000   1/15/20.....................      830,566
   975,000   10/15/08....................      828,857
 1,000,000   10/15/17....................      482,252
 4,000,000   7/15/20.....................    1,615,068
                                           -----------
                                             3,756,743
                                           -----------
Tennessee Valley Authority (2.2%):
 2,000,000   6.00%, 3/15/13..............    2,137,678
 5,000,000   0.00%, 7/15/16..............    2,535,540
                                           -----------
                                             4,673,218
                                           -----------
  Total U.S. Government Agency Securities   27,510,607
                                           -----------
U.S. TREASURY OBLIGATIONS (24.9%):
U.S. Treasury Bonds (5.7%):
   200,000   6.00%, 8/15/09..............      219,836
 2,800,000   10.38%, 11/15/12............    3,419,940
 2,700,000   7.25%, 5/15/16..............    3,264,997
 2,000,000   9.13%, 5/15/18..............    2,808,282
 1,250,000   8.13%, 8/15/19..............    1,637,500
   650,000   6.13%, 11/15/27.............      712,486
                                           -----------
                                            12,063,041
                                           -----------
U.S. Treasury Inflation Protected Bonds (3.3%):
 5,000,000   3.63%, 1/15/08..............    6,360,526
   500,000   3.50%, 1/15/11..............      599,838
                                           -----------
                                             6,960,364
                                           -----------
U.S. Treasury Notes (8.4%):
 1,000,000   6.88%, 5/15/06..............    1,076,797
 3,500,000   3.50%, 11/15/06.............    3,546,351

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 7,000,000   6.13%, 8/15/07..............    7,596,371
   500,000   10.38%, 11/15/09............      516,192
 2,500,000   5.00%, 8/15/11..............    2,610,645
 2,250,000   4.25%, 8/15/13..............    2,197,091
                                           -----------
                                            17,543,447
                                           -----------
U.S. Treasury STRIPS (7.5%):
 4,000,000   11/15/09....................    3,211,316
 2,000,000   11/15/14....................    1,194,678
 3,400,000   11/15/15....................    1,904,864
 2,250,000   5/15/15.....................    1,304,107
15,000,000   5/15/20.....................    6,281,429
 2,500,000   8/15/14.....................    1,519,495
   750,000   8/15/15.....................      427,427
                                           -----------
                                            15,843,316
                                           -----------
  Total U.S. Treasury Obligations           52,410,168
                                           -----------
INVESTMENT COMPANIES (3.7%):
 7,842,345   One Group Government Money
               Market Fund, Class I
               (b).......................    7,842,345
                                           -----------
  Total Investment Companies                 7,842,345
                                           -----------
REPURCHASE AGREEMENT (0.7%):
 1,424,000   State Street Bank and Trust,
               0.65%, 7/1/04 (Proceeds at
               maturity $1,424,026
               collateralized by various
               U.S. Government
               Securities)...............    1,424,000
                                           -----------
  Total Repurchase Agreement                 1,424,000
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (0.8%):
 1,726,372   Pool of various securities
               for One Group Bond
               Funds -- footnote 2
               (Securities Lending)......    1,726,372
                                           -----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending        1,726,372
                                           -----------
Total (Cost $205,948,723) (a)              210,620,258
                                           ===========

------------
Percentages indicated are based on net assets of $210,166,622.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 6,796,966
                   Unrealized depreciation......................   (2,125,431)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 4,671,535
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 50

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

  Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

  Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably

  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)

                               MID CAP         MID CAP       DIVERSIFIED     LARGE CAP      DIVERSIFIED
                                GROWTH          VALUE          MID CAP         GROWTH          EQUITY
                              PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                             ------------    ------------    -----------    ------------    ------------
ASSETS:
Investments, at cost.......  $175,080,617    $ 99,636,111    $49,901,866    $194,281,729    $161,796,624
Unrealized appreciation
  (depreciation) from
  investments..............    40,545,493      24,295,752     11,188,036       4,695,138       8,295,593
                             ------------    ------------    -----------    ------------    ------------
Investments, at value*.....   215,626,110     123,931,863     61,089,902     198,976,867     170,092,217
Cash.......................            --             790            329              --              --
Interest and dividends
  receivable...............        49,871          97,853         37,992         118,012         157,718
Receivable for capital
  shares issued............            --              --             --             349             608
Receivable from brokers for
  investments sold.........       958,035         103,599             --         466,871              --
                             ------------    ------------    -----------    ------------    ------------
Total Assets...............   216,634,016     124,134,105     61,128,223     199,562,099     170,250,543
                             ------------    ------------    -----------    ------------    ------------
LIABILITIES:
Payable to Custodian.......            --              --             --              --          72,185
Payable to brokers for
  investments purchased....       204,737         297,957             --              --              --
Payable for return of
  collateral received for
  securities on loan.......    20,897,661       8,832,135      1,863,365       1,875,430      11,211,806
Accrued expenses and other
  payables:
  Investment advisory
    fees...................       103,895          68,658         35,635         104,991          96,262
  Administration fees......        23,787          13,753          7,147          24,297          19,327
  Other....................        28,359          24,893         17,369          33,459          27,708
                             ------------    ------------    -----------    ------------    ------------
Total Liabilities:.........    21,258,439       9,237,396      1,923,516       2,038,177      11,427,288
                             ------------    ------------    -----------    ------------    ------------
NET ASSETS:
Capital....................   198,657,487      88,036,450     52,428,845     320,908,207     170,414,588
Undistributed
  (distributions in excess
  of) net investment
  income...................      (341,119)        395,804          9,003         133,612         480,069
Accumulated undistributed
  net realized gains
  (losses) from
  investments..............   (43,486,284)      2,168,703     (4,421,177)   (128,213,035)    (20,366,995)
Net unrealized appreciation
  (depreciation) from
  investments..............    40,545,493      24,295,752     11,188,036       4,695,138       8,295,593
                             ------------    ------------    -----------    ------------    ------------
NET ASSETS:................  $195,375,577    $114,896,709    $59,204,707    $197,523,922    $158,823,255
                             ============    ============    ===========    ============    ============
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):................    11,794,412       7,875,953      3,668,052      15,462,864      11,151,430
                             ============    ============    ===========    ============    ============
Net Asset Value............  $      16.57    $      14.59    $     16.14    $      12.77    $      14.24
                             ============    ============    ===========    ============    ============
*Includes investments in
  affiliates of:...........  $  1,967,213    $  4,478,718    $ 2,210,345    $  5,510,141    $  1,772,168
                             ------------    ------------    -----------    ------------    ------------

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 52

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)

                                               EQUITY                                        GOVERNMENT
                                               INDEX          BALANCED          BOND            BOND
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            ------------    ------------    ------------    ------------
ASSETS:
Investments, at cost......................  $141,082,226    $193,130,069    $207,251,036    $205,948,723
Unrealized appreciation (depreciation)
  from investments........................    (8,951,168)      6,652,241       3,126,424       4,671,535
                                            ------------    ------------    ------------    ------------
Investments, at value*....................   132,131,058     199,782,310     210,377,460     210,620,258
Cash......................................            --              --             120             276
Interest and dividends receivable.........       145,987         850,631       1,512,914       1,373,681
Receivable for capital shares issued......        28,944              38           8,065           6,557
Receivable from brokers for investments
  sold....................................        95,716          13,104           7,434          24,829
                                            ------------    ------------    ------------    ------------
Total Assets..............................   132,401,705     200,646,083     211,905,993     212,025,601
                                            ------------    ------------    ------------    ------------
LIABILITIES:
Payable to Custodian......................       110,421          22,483              --              --
Payable to brokers for investments
  purchased...............................       156,961         219,290              --              --
Payable for return of collateral received
  for securities on loan..................     4,294,355      25,721,492      17,386,557       1,726,372
Accrued expenses and other payables:
  Investment advisory fees................        31,382         100,303          91,445          76,908
  Administration fees.....................        14,645          21,250          23,334          25,355
  Other...................................        25,565          31,071          28,831          30,344
                                            ------------    ------------    ------------    ------------
Total Liabilities:........................     4,633,329      26,115,889      17,530,167       1,858,979
                                            ------------    ------------    ------------    ------------
NET ASSETS:
Capital...................................   141,966,302     179,531,031     186,833,761     200,719,827
Undistributed (distributions in excess of)
  net investment income...................       720,976       1,800,878       4,758,202       4,942,271
Accumulated undistributed net realized
  gains (losses) from investments and
  futures.................................    (5,967,734)    (13,453,956)       (342,561)       (167,011)
Net unrealized appreciation (depreciation)
  from investments and futures............    (8,951,168)      6,652,241       3,126,424       4,671,535
                                            ------------    ------------    ------------    ------------
NET ASSETS:...............................  $127,768,376    $174,530,194    $194,375,826    $210,166,622
                                            ============    ============    ============    ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):...............................    12,876,468      12,237,798      17,602,734      18,840,728
                                            ============    ============    ============    ============
Net Asset Value...........................  $       9.92    $      14.26    $      11.04    $      11.15
                                            ============    ============    ============    ============
*Includes investments in affiliates of:...  $    885,152    $    237,693    $  7,114,180    $  7,842,345
                                            ------------    ------------    ------------    ------------

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(UNAUDITED)

                                        MID CAP       MID CAP      DIVERSIFIED    LARGE CAP     DIVERSIFIED
                                        GROWTH         VALUE         MID CAP        GROWTH        EQUITY
                                       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                      -----------    ----------    -----------    ----------    -----------
INVESTMENT INCOME:
Interest income.....................  $       383    $      509    $      650     $      351    $       341
Dividend income.....................      451,046       889,147       269,311        926,223      1,176,929
Dividend Income from affiliates.....       15,309        20,544        10,655         34,459         24,381
Income from securities lending......       22,423         5,771         4,223          6,183          5,483
                                      -----------    ----------    ----------     ----------    -----------
Total Income........................      489,161       915,971       284,839        967,216      1,207,134
                                      -----------    ----------    ----------     ----------    -----------
EXPENSES:
Investment advisory fees............      642,907       419,332       217,998        654,706        589,873
Administration fees.................      145,854        83,563        43,442        148,533        117,550
Legal and audit fees................        5,287         3,822         2,746          5,283          4,515
Custodian fees......................       12,319         6,778         6,293          8,248          6,562
Insurance fees......................        4,437         2,548         1,321          4,422          3,156
Printing and mailing costs..........        6,463         3,773         1,954          6,508          5,066
Transfer agent fees.................        8,889         4,620         4,132          4,297          4,253
Trustees' fees and expenses.........        1,742         1,054           564          1,742          1,377
Other fees..........................           --            13             6             55             --
                                      -----------    ----------    ----------     ----------    -----------
Total expenses before waivers.......      827,898       525,503       278,456        833,794        732,352
Less waivers........................       (3,586)       (7,152)       (3,896)       (11,798)        (8,413)
                                      -----------    ----------    ----------     ----------    -----------
Net Expenses........................      824,312       518,351       274,560        821,996        723,939
                                      -----------    ----------    ----------     ----------    -----------
Net Investment Income (Loss)........     (335,151)      397,620        10,279        145,220        483,195
                                      -----------    ----------    ----------     ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions...........    5,879,348     5,350,781     3,422,677      2,399,338     (1,438,010)
Net change in unrealized
  appreciation (depreciation) from
  investment transactions...........    5,203,523     1,281,882      (919,230)     2,136,376      2,697,558
                                      -----------    ----------    ----------     ----------    -----------
Net realized/unrealized gains
  (losses) on investments...........   11,082,871     6,632,663     2,503,447      4,535,714      1,259,548
                                      -----------    ----------    ----------     ----------    -----------
Change in net assets resulting from
  operations........................  $10,747,720    $7,030,283    $2,513,726     $4,680,934    $ 1,742,743
                                      ===========    ==========    ==========     ==========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 54

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(UNAUDITED)

                                                       EQUITY                                    GOVERNMENT
                                                       INDEX        BALANCED         BOND           BOND
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     ----------    -----------    -----------    -----------
INVESTMENT INCOME:
Interest income....................................  $      875    $ 1,754,876    $ 5,417,595    $ 5,492,227
Dividend income....................................   1,024,576        800,299         17,394         33,651
Dividend Income from affiliates....................       5,332         12,774         36,294         65,850
Income from securities lending.....................       6,300         20,316         10,590         10,313
                                                     ----------    -----------    -----------    -----------
Total Income.......................................   1,037,083      2,588,265      5,481,873      5,602,041
                                                     ----------    -----------    -----------    -----------
EXPENSES:
Investment advisory fees...........................     191,596        621,829        576,071        474,382
Administration fees................................      89,411        130,998        141,583        155,453
Legal and audit fees...............................       3,938          4,732          5,071          5,412
Custodian fees.....................................      18,438         11,649         15,575          8,006
Insurance fees.....................................       2,802          3,875          4,151          4,567
Printing and mailing costs.........................       4,107          5,702          5,950          6,605
Transfer agent fees................................       4,198          3,737          4,460          4,276
Trustees' fees and expenses........................       1,137          1,564          1,716          1,842
Other fees.........................................           9             12             33             44
                                                     ----------    -----------    -----------    -----------
Total expenses before waivers......................     315,636        784,098        754,610        660,587
Less waivers.......................................      (1,865)        (3,519)       (34,442)        (4,537)
                                                     ----------    -----------    -----------    -----------
Net Expenses.......................................     313,771        780,579        720,168        656,050
                                                     ----------    -----------    -----------    -----------
Net Investment Income (Loss).......................     723,312      1,807,686      4,761,705      4,945,991
                                                     ----------    -----------    -----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions.............................     248,042     (1,228,165)        59,114         19,029
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions.....................................   3,008,153        546,135     (4,076,264)    (4,214,012)
                                                     ----------    -----------    -----------    -----------
Net realized/unrealized gains (losses) on
  investments and futures..........................   3,256,195       (682,030)    (4,017,150)    (4,194,983)
                                                     ----------    -----------    -----------    -----------
Change in net assets resulting from operations.....  $3,979,507    $ 1,125,656    $   744,555    $   751,008
                                                     ==========    ===========    ===========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      MID CAP GROWTH                 MID CAP VALUE             DIVERSIFIED MID CAP
                                         PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                ---------------------------   ---------------------------   --------------------------
                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                   ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                  JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                    2004           2003           2004           2003          2004           2003
                                ------------   ------------   ------------   ------------   -----------   ------------
                                (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)....................  $   (335,151)  $   (454,981)  $    397,620   $    595,139   $    10,279   $   117,963
  Net realized gains (losses)
    from investments..........     5,879,348     (2,550,898)     5,350,781       (487,545)    3,422,677    (3,418,111)
  Net change in unrealized
    appreciation
    (depreciation) from
    investments...............     5,203,523     44,651,555      1,281,882     27,656,306      (919,230)   17,035,052
                                ------------   ------------   ------------   ------------   -----------   -----------
Change in net assets resulting
  from operations.............    10,747,720     41,645,676      7,030,283     27,763,900     2,513,726    13,734,904
                                ------------   ------------   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................            --             --       (595,535)      (500,946)     (118,268)      (95,462)
                                ------------   ------------   ------------   ------------   -----------   -----------
Change in net assets from
  shareholder distributions...            --             --       (595,535)      (500,946)     (118,268)      (95,462)
                                ------------   ------------   ------------   ------------   -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued....................     3,348,828     21,941,831      6,529,931     14,815,787     1,844,623     6,457,046
  Dividends reinvested........            --             --        595,535        500,946       118,268        95,462
  Cost of shares redeemed.....   (14,327,140)   (12,089,800)   (11,035,539)    (7,120,896)   (4,360,771)   (4,287,437)
                                ------------   ------------   ------------   ------------   -----------   -----------
Change in net assets from
  capital transactions........   (10,978,312)     9,852,031     (3,910,073)     8,195,837    (2,397,880)    2,265,071
                                ------------   ------------   ------------   ------------   -----------   -----------
Change in net assets..........      (230,592)    51,497,707      2,524,675     35,458,791        (2,422)   15,904,513
                                ------------   ------------   ------------   ------------   -----------   -----------
NET ASSETS:
  Beginning of period.........   195,606,169    144,108,462    112,372,034     76,913,243    59,207,129    43,302,616
                                ------------   ------------   ------------   ------------   -----------   -----------
  End of period...............  $195,375,577   $195,606,169   $114,896,709   $112,372,034   $59,204,707   $59,207,129
                                ============   ============   ============   ============   ===========   ===========
SHARE TRANSACTIONS:
  Issued......................       205,425      1,686,702        462,185      1,346,394       117,552       500,569
  Reinvested..................            --             --         41,675         51,221         7,452         8,323
  Redeemed....................      (878,463)      (894,453)      (781,265)      (606,229)     (277,420)     (325,191)
                                ------------   ------------   ------------   ------------   -----------   -----------
Change in Shares..............      (673,038)       792,249       (277,405)       791,386      (152,416)      183,701
                                ============   ============   ============   ============   ===========   ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 56

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                  LARGE CAP GROWTH             DIVERSIFIED EQUITY               EQUITY INDEX
                                      PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------
                              SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                 2004           2003           2004           2003           2004           2003
                             ------------   ------------   ------------   ------------   ------------   ------------
                             (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss).................  $    145,220   $    478,109   $    483,195   $  1,155,210   $    723,312   $  1,375,362
  Net realized gains
    (losses) from
    investments and
    futures................     2,399,338    (10,968,279)    (1,438,010)    (5,581,640)       248,042        393,197
  Net change in unrealized
    appreciation
    (depreciation) from
    investments and
    futures................     2,136,376     55,420,162      2,697,558     37,155,935      3,008,153     25,029,236
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets
  resulting from
  operations...............     4,680,934     44,929,992      1,742,743     32,729,505      3,979,507     26,797,795
                             ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income.................      (478,551)      (185,613)    (1,155,483)      (830,122)    (1,375,652)    (1,089,834)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  shareholder
  distributions............      (478,551)      (185,613)    (1,155,483)      (830,122)    (1,375,652)    (1,089,834)
                             ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued.................     2,375,740      7,494,988      4,838,718     21,433,508      8,164,259     18,475,832
  Dividends reinvested.....       478,551        185,613      1,155,483        830,122      1,375,652      1,089,834
  Cost of shares
    redeemed...............   (15,194,347)   (16,456,203)    (9,045,375)    (9,204,553)   (11,108,674)    (7,552,455)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions.....   (12,340,056)    (8,775,602)    (3,051,174)    13,059,077     (1,568,763)    12,013,211
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets.......    (8,137,673)    35,968,777     (2,463,914)    44,958,460      1,035,092     37,721,172
                             ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
  Beginning of period......   205,661,595    169,692,818    161,287,169    116,328,709    126,733,284     89,012,112
                             ------------   ------------   ------------   ------------   ------------   ------------
  End of period............  $197,523,922   $205,661,595   $158,823,255   $161,287,169   $127,768,376   $126,733,284
                             ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
  Issued...................       188,075        688,270        341,669      1,781,724        827,944      2,201,610
  Reinvested...............        38,101         19,076         82,299         77,149        140,804        148,277
  Redeemed.................    (1,204,843)    (1,541,153)      (639,729)      (743,394)    (1,130,236)      (885,374)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in Shares...........      (978,667)      (833,807)      (215,761)     1,115,479       (161,488)     1,464,513
                             ============   ============   ============   ============   ============   ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      BALANCED                        BOND                     GOVERNMENT BOND
                                      PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------
                              SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                 2004           2003           2004           2003           2004           2003
                             ------------   ------------   ------------   ------------   ------------   ------------
                             (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)...............  $  1,807,686   $  3,857,493   $  4,761,705   $  9,774,630   $  4,945,991   $ 10,131,158
  Net realized gains
    (losses) from
    investments............    (1,228,165)    (4,489,919)        59,114       (214,492)        19,029         24,400
  Net change in unrealized
    appreciation
    (depreciation) from
    investments............       546,135     26,826,127     (4,076,264)    (2,933,662)    (4,214,012)    (4,848,094)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets
  resulting from
  operations...............     1,125,656     26,193,701        744,555      6,626,476        751,008      5,307,464
                             ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income.................    (3,986,689)    (4,687,998)    (9,937,959)    (9,873,883)   (10,311,704)    (9,671,328)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  shareholder
  distributions............    (3,986,689)    (4,687,998)    (9,937,959)    (9,873,883)   (10,311,704)    (9,671,328)
                             ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued.................     4,348,990     10,211,760     12,654,373     32,988,073      8,820,091     21,068,492
    Dividends reinvested...     3,986,689      4,687,998      9,937,959      9,873,883     10,311,703      9,671,328
  Cost of shares
    redeemed...............   (10,184,610)   (11,967,069)    (8,769,807)   (17,634,769)   (11,046,833)   (23,038,659)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions.....    (1,848,931)     2,932,689     13,822,525     25,227,187      8,084,961      7,701,161
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets.......    (4,709,964)    24,438,392      4,629,121     21,979,780     (1,475,735)     3,337,297
                             ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
  Beginning of period......   179,240,158    154,801,766    189,746,705    167,766,925    211,642,357    208,305,060
                             ------------   ------------   ------------   ------------   ------------   ------------
  End of period............  $174,530,194   $179,240,158   $194,375,826   $189,746,705   $210,166,622   $211,642,357
                             ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
  Issued...................       301,281        768,265      1,111,169      2,862,607        766,205      1,799,040
  Reinvested...............       279,180        387,758        879,465        873,795        902,161        840,254
  Redeemed.................      (710,836)      (911,067)      (771,209)    (1,529,757)      (963,882)    (1,982,732)
                             ------------   ------------   ------------   ------------   ------------   ------------
Change in Shares...........      (130,375)       244,956      1,219,425      2,206,645        704,484        656,562
                             ============   ============   ============   ============   ============   ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 58

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED     TOTAL
                                      VALUE,     INVESTMENT       GAINS           FROM         NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

MIDCAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................   $15.69       $(0.07)        $ 0.95         $ 0.88       $   --      $   --       $   --
 Period Ended December 31, 2003....    12.34        (0.04)          3.39           3.35           --          --           --
 Period Ended December 31, 2002....    15.45        (0.05)         (3.06)         (3.11)          --          --           --
 Period Ended December 31, 2001....    21.23        (0.06)         (2.53)         (2.59)          --       (3.19)       (3.19)
 Period Ended December 31, 2000....    20.55        (0.08)          1.34           1.26           --       (0.58)       (0.58)
 Period Ended December 31, 1999....    18.52        (0.03)          4.73           4.70           --       (2.67)       (2.67)

MID CAP VALUE PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    13.78         0.05           0.83           0.88        (0.07)         --        (0.07)
 Period Ended December 31, 2003....    10.45         0.07           3.33           3.40        (0.07)         --        (0.07)
 Period Ended December 31, 2002....    12.68         0.07          (1.55)         (1.48)          --       (0.75)       (0.75)
 Period Ended December 31, 2001....    13.16         0.08           0.45           0.53        (0.08)      (0.93)       (1.01)
 Period Ended December 31, 2000....    10.39         0.11           2.77           2.88        (0.11)         --(a)     (0.11)
 Period Ended December 31, 1999....    10.70         0.11          (0.31)         (0.20)       (0.11)         --        (0.11)

DIVERSIFIED MID CAP PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    15.50           --           0.67           0.67        (0.03)         --        (0.03)
 Period Ended December 31, 2003....    11.91         0.03           3.59           3.62        (0.03)         --        (0.03)
 Period Ended December 31, 2002....    14.49         0.03          (2.61)         (2.58)          --          --           --
 Period Ended December 31, 2001....    17.83         0.04          (0.95)         (0.91)       (0.04)      (2.39)       (2.43)
 Period Ended December 31, 2000....    15.18         0.06           2.88           2.94        (0.07)      (0.22)       (0.29)
 Period Ended December 31, 1999....    14.76         0.03           1.50           1.53        (0.02)      (1.09)       (1.11)

LARGE CAP GROWTH PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    12.51         0.01           0.29           0.30        (0.03)         --        (0.03)
 Period Ended December 31, 2003....     9.82         0.03           2.67           2.70        (0.01)         --        (0.01)
 Period Ended December 31, 2002....    13.73         0.01          (3.92)         (3.91)          --          --           --
 Period Ended December 31, 2001....    20.07        (0.01)         (4.01)         (4.02)          --       (2.32)       (2.32)
 Period Ended December 31, 2000....    26.56        (0.03)         (5.93)         (5.96)          --       (0.53)       (0.53)
 Period Ended December 31, 1999....    22.63         0.02           6.60           6.62        (0.04)      (2.65)       (2.69)

DIVERSIFIED EQUITY PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    14.19         0.04           0.11           0.15        (0.10)         --        (0.10)
 Period Ended December 31, 2003....    11.35         0.10           2.82           2.92        (0.08)         --        (0.08)
 Period Ended December 31, 2002....    14.89         0.08          (3.62)         (3.54)          --          --           --
 Period Ended December 31, 2001....    16.74         0.07          (1.85)         (1.78)       (0.07)         --        (0.07)
 Period Ended December 31, 2000....    17.57         0.07          (0.83)         (0.76)       (0.07)         --        (0.07)
 Period Ended December 31, 1999....    17.80         0.10           1.51           1.61        (0.10)      (1.74)       (1.84)

EQUITY INDEX PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................     9.72         0.06           0.25           0.31        (0.11)         --        (0.11)
 Period Ended December 31, 2003....     7.69         0.11           2.01           2.12        (0.09)         --        (0.09)
 Period Ended December 31, 2002....     9.92         0.09          (2.32)         (2.23)          --          --           --
 Period Ended December 31, 2001....    11.42         0.09          (1.50)         (1.41)       (0.09)         --        (0.09)
 Period Ended December 31, 2000....    12.94         0.13          (1.32)         (1.19)       (0.13)      (0.20)       (0.33)
 Period Ended December 31, 1999....    10.97         0.17           2.13           2.30        (0.17)      (0.16)       (0.33)

BALANCED PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    14.49         0.31          (0.22)          0.09        (0.32)         --        (0.32)
 Period Ended December 31, 2003....    12.77         0.32           1.80           2.12        (0.40)         --        (0.40)
 Period Ended December 31, 2002....    14.48         0.40          (2.09)         (1.69)          --(a)    (0.02)       (0.02)
 Period Ended December 31, 2001....    15.48         0.39          (0.95)         (0.56)       (0.38)      (0.06)       (0.44)
 Period Ended December 31, 2000....    15.68         0.39          (0.13)          0.26        (0.45)      (0.01)       (0.46)
 Period Ended December 31, 1999....    15.14         0.39           0.83           1.22        (0.38)      (0.30)       (0.68)

BOND PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    11.58         0.25          (0.19)          0.06        (0.60)         --        (0.60)
 Period Ended December 31, 2003....    11.83         0.59          (0.15)          0.44        (0.69)         --        (0.69)
 Period Ended December 31, 2002....    10.80         0.70           0.37           1.07           --(a)    (0.04)       (0.04)
 Period Ended December 31, 2001....    10.57         0.69           0.23           0.92        (0.69)         --        (0.69)
 Period Ended December 31, 2000....     9.98         0.61           0.58           1.19        (0.60)         --        (0.60)
 Period Ended December 31, 1999....    10.73         0.60          (0.76)         (0.16)       (0.59)         --        (0.59)

GOVERNMENT BOND PORTFOLIO
 Six Months Ended June 30, 2004
 (Unaudited).......................    11.67         0.25          (0.19)          0.06        (0.57)         --        (0.57)
 Period Ended December 31, 2003....    11.92         0.56          (0.26)          0.30        (0.55)         --        (0.55)
 Period Ended December 31, 2002....    10.62         0.55           0.75           1.30           --(a)       --           --
 Period Ended December 31, 2001....    10.50         0.61           0.12           0.73        (0.61)         --        (0.61)
 Period Ended December 31, 2000....     9.96         0.61           0.55           1.16        (0.62)         --        (0.62)
 Period Ended December 31, 1999....    10.64         0.56          (0.70)         (0.14)       (0.54)         --        (0.54)

------------

(a) Amount is less than 0.01.

See notes to Financial Statements.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

--------------------------------------------------------------------------------

                                                                       RATIOS/SUPPLEMENTARY DATA
                                                                ---------------------------------------
                                                                               RATIO OF    RATIO OF NET
                                         NET ASSET              NET ASSETS,    EXPENSES     INVESTMENT
                                          VALUE,                  END OF          TO          INCOME
                                          END OF      TOTAL       PERIOD       AVERAGE      TO AVERAGE
                                          PERIOD      RETURN      (000'S)     NET ASSETS    NET ASSETS
                                         ---------   --------   -----------   ----------   ------------
MIDCAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................  $16.57        5.61%    $195,376        0.83%        (0.34)%
  Period Ended December 31, 2003........   15.69       27.15      195,606        0.84         (0.27)
  Period Ended December 31, 2002........   12.34      (20.13)     144,108        0.83         (0.37)
  Period Ended December 31, 2001........   15.45      (10.65)     192,708        0.82         (0.37)
  Period Ended December 31, 2000........   21.23        5.79      203,070        0.87         (0.40)
  Period Ended December 31, 1999........   20.55       25.42      140,451        0.92         (0.21)

MID CAP VALUE PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   14.59        6.43      114,897        0.91          0.70
  Period Ended December 31, 2003........   13.78       32.75      112,372        0.93          0.65
  Period Ended December 31, 2002........   10.45      (12.85)      76,913        0.95          0.61
  Period Ended December 31, 2001........   12.68        4.80       82,331        0.95          0.67
  Period Ended December 31, 2000........   13.16       27.91       65,157        0.95          1.03
  Period Ended December 31, 1999........   10.39       (1.84)      28,489        0.95          1.10

DIVERSIFIED MID CAP PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   16.14        4.33       59,205        0.93          0.03
  Period Ended December 31, 2003........   15.50       30.44       59,207        0.94          0.24
  Period Ended December 31, 2002........   11.91      (17.81)      43,303        0.95          0.20
  Period Ended December 31, 2001........   14.49       (4.03)      50,785        0.95          0.24
  Period Ended December 31, 2000........   17.83       19.45       42,554        0.95          0.35
  Period Ended December 31, 1999........   15.18       10.50       21,625        0.92          0.26

LARGE CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   12.77        2.32      197,524        0.81          0.14
  Period Ended December 31, 2003........   12.51       27.54      205,662        0.81          0.26
  Period Ended December 31, 2002........    9.82      (28.48)     169,693        0.92          0.68
  Period Ended December 31, 2001........   13.73      (20.28)     259,557        0.81         (0.06)
  Period Ended December 31, 2000........   20.07      (22.96)     327,602        0.85         (0.14)
  Period Ended December 31, 1999........   26.56       29.26      360,018        0.88          0.08

DIVERSIFIED EQUITY PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   14.24        1.08      158,823        0.91          0.61
  Period Ended December 31, 2003........   14.19       25.93      161,287        0.91          0.85
  Period Ended December 31, 2002........   11.35      (23.77)     116,329        0.92          0.68
  Period Ended December 31, 2001........   14.89      (10.61)     130,009        0.92          0.49
  Period Ended December 31, 2000........   16.74       (4.36)     109,519        0.95          0.40
  Period Ended December 31, 1999........   17.57        9.13       71,066        0.95          0.54

EQUITY INDEX PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................    9.92        3.16      127,768        0.49          1.13
  Period Ended December 31, 2003........    9.72       27.98      126,733        0.50          1.32
  Period Ended December 31, 2002........    7.69      (22.48)      89,012        0.50          1.15
  Period Ended December 31, 2001........    9.92      (12.34)     104,301        0.50          0.90
  Period Ended December 31, 2000........   11.42       (9.48)      96,305        0.55          1.06
  Period Ended December 31, 1999........   12.94       21.11       55,128        0.55          1.67

BALANCED PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   14.26        0.65      174,530        0.88          2.04
  Period Ended December 31, 2003........   14.49       17.20      179,240        0.88          2.37
  Period Ended December 31, 2002........   12.77      (11.68)     154,802        0.88          2.77
  Period Ended December 31, 2001........   14.48       (3.57)     196,030        0.87          2.60
  Period Ended December 31, 2000........   15.48        1.65      208,568        0.90          2.58
  Period Ended December 31, 1999........   15.68        8.20      183,980        0.95          2.74

BOND PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   11.04        0.40      194,376        0.75          4.96
  Period Ended December 31, 2003........   11.58        3.87      189,747        0.75          5.50
  Period Ended December 31, 2002........   11.83        9.99      167,767        0.75          6.38
  Period Ended December 31, 2001........   10.80        8.85      138,259        0.75          6.57
  Period Ended December 31, 2000........   10.57       12.20      102,967        0.75          6.12
  Period Ended December 31, 1999........    9.98       (1.50)      67,844        0.75          5.86

GOVERNMENT BOND PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................   11.15        0.32      210,167        0.62          4.69
  Period Ended December 31, 2003........   11.67        2.54      211,642        0.62          4.76
  Period Ended December 31, 2002........   11.92       12.26      208,305        0.63          5.33
  Period Ended December 31, 2001........   10.62        7.05      151,391        0.62          5.93
  Period Ended December 31, 2000........   10.50       12.00      103,385        0.67          6.25
  Period Ended December 31, 1999........    9.96       (1.31)      64,159        0.73          5.68

                                           RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS      PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER
                                          ---------------   ---------
MIDCAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.85%          14.16%
  Period Ended December 31, 2003........       0.86           69.36
  Period Ended December 31, 2002........       0.85           76.18
  Period Ended December 31, 2001........       0.83           91.65
  Period Ended December 31, 2000........       0.87          161.73
  Period Ended December 31, 1999........       0.92          167.61
MID CAP VALUE PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.95           14.81
  Period Ended December 31, 2003........       0.97           53.98
  Period Ended December 31, 2002........       0.98          106.23
  Period Ended December 31, 2001........       0.97          103.19
  Period Ended December 31, 2000........       1.00          141.27
  Period Ended December 31, 1999........       1.02          198.01
DIVERSIFIED MID CAP PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.97           32.15
  Period Ended December 31, 2003........       0.98           78.97
  Period Ended December 31, 2002........       1.00           29.33
  Period Ended December 31, 2001........       0.98           51.60
  Period Ended December 31, 2000........       0.99           76.98
  Period Ended December 31, 1999........       1.03           58.77
LARGE CAP GROWTH PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.83           26.28
  Period Ended December 31, 2003........       0.83           48.81
  Period Ended December 31, 2002........       0.93           71.44
  Period Ended December 31, 2001........       0.82           74.80
  Period Ended December 31, 2000........       0.85           96.20
  Period Ended December 31, 1999........       0.88           94.18
DIVERSIFIED EQUITY PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.92           11.55
  Period Ended December 31, 2003........       0.93           32.19
  Period Ended December 31, 2002........       0.93           17.72
  Period Ended December 31, 2001........       0.93           23.67
  Period Ended December 31, 2000........       0.95           24.72
  Period Ended December 31, 1999........       0.97           91.90
EQUITY INDEX PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.49            2.66
  Period Ended December 31, 2003........       0.51            0.62
  Period Ended December 31, 2002........       0.51            4.99
  Period Ended December 31, 2001........       0.51            1.13
  Period Ended December 31, 2000........       0.55            3.51
  Period Ended December 31, 1999........       0.58            1.50
BALANCED PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.88           13.31
  Period Ended December 31, 2003........       0.89           35.61
  Period Ended December 31, 2002........       0.89           29.05
  Period Ended December 31, 2001........       0.88           34.45
  Period Ended December 31, 2000........       0.90           33.38
  Period Ended December 31, 1999........       0.95           60.13
BOND PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.81            8.11
  Period Ended December 31, 2003........       0.81           21.40
  Period Ended December 31, 2002........       0.81           25.68
  Period Ended December 31, 2001........       0.79           22.83
  Period Ended December 31, 2000........       0.80            6.62
  Period Ended December 31, 1999........       0.85            7.50
GOVERNMENT BOND PORTFOLIO
  Six Months Ended June 30, 2004
 (Unaudited)............................       0.63            7.71
  Period Ended December 31, 2003........       0.63           22.82
  Period Ended December 31, 2002........       0.63           16.09
  Period Ended December 31, 2001........       0.62           24.85
  Period Ended December 31, 2000........       0.67           25.17
  Period Ended December 31, 1999........       0.73           55.15

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 60

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumption that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price on the principal exchange market or where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or when valuations are deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period.

     Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

     The Funds did not hold any futures as of June 30, 2004.

     INDEXED SECURITIES

     The Portfolios, other than Equity Index Portfolio, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currency, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS

     The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at cost and the underlying collateral is valued at or above the value of the repurchase agreement plus accrued interest. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited. The Portfolios, along with certain other affiliates of the Portfolios, may transfer uninvested cash balances into one or more joint trading accounts. The balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or U.S. government agency obligations with counterparties approved by the Board of Trustees, consistent with the Portfolio's investment policy.

     SECURITIES LENDING

     To generate additional income, each Portfolio may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at June 30, 2004, was invested in Repurchase Agreements (with interest rates ranging from 1.30% to 1.57% and maturity date of July 1, 2004), Commercial Paper (with interest rates of 1.23% and maturity dates of March 11, 2005) and Master Notes (with interest rates ranging from 1.16% to 1.80% and maturity dates ranging from July 1, 2004 to February 27, 2006). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 62

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     Bank One Trust Company, NA receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2004, the following Portfolios had securities with the following market values on loan:

                                                               SUB-CUSTODY       MARKET VALUE      MARKET VALUE OF
       FUND                                                     FEES PAID       OF COLLATERAL*    LOANED SECURITIES
       ----                                                    -----------      --------------    -----------------
       Mid Cap Growth Portfolio.............................     $12,024         $20,897,661         $20,487,354

       Mid Cap Value Portfolio..............................       3,553           8,832,135           8,658,726

       Diversified Mid Cap Portfolio........................       2,402           1,863,365           1,826,780

       Large Cap Growth Portfolio...........................       3,703           1,875,430           1,838,608

       Diversified Equity Portfolio.........................       3,746          11,211,806          10,991,672

       Equity Index Portfolio...............................       3,583           4,294,355           4,210,039

       Balanced Portfolio...................................       9,336          27,051,171          26,657,712

       Bond Portfolio.......................................       7,409          23,466,835          23,089,787

       Government Bond Portfolio............................       5,127          13,750,366          13,340,177

     -----------------
     * Includes securities and cash collateral

     SECURITIES TRANSACTIONS AND RELATED INCOME

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAX

     The Portfolios' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                    ADVISORY
    FUND                                                              FEE
    ----                                                            --------
    Mid Cap Growth Portfolio....................................      0.65%

    Mid Cap Value Portfolio.....................................      0.74

    Diversified Mid Cap Portfolio...............................      0.74

    Large Cap Growth Portfolio..................................      0.65

    Diversified Equity Portfolio................................      0.74

    Equity Index Portfolio......................................      0.30

    Balanced Portfolio..........................................      0.70

    Bond Portfolio..............................................      0.60

    Government Bond Portfolio...................................      0.45

   The Trust and One Group Administrative Services, Inc., (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets of $250 (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

   When the Portfolios invest in One Group Money Market Funds, the Advisor and the Administrator will waive a portion of its fees to eliminate duplication of fees. These waivers effectively reduce the advisory and administrative fees paid by the Portfolios, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004
Continued

 64

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the period ended June 30, 2004, were as follows:

    FUND                                                           PURCHASES        SALES
    ----                                                           ---------        -----
    Mid Cap Growth Portfolio....................................  $27,646,967    $38,520,289

    Mid Cap Value Portfolio.....................................   16,300,549     21,742,353

    Diversified Mid Cap Portfolio...............................   18,368,477     23,851,056

    Large Cap Growth Portfolio..................................   50,858,163     61,881,930

    Diversified Equity Portfolio................................   18,066,615     19,718,523

    Equity Index Portfolio......................................    3,799,058      3,358,343

    Balanced Portfolio..........................................   23,475,358     26,225,815

    Bond Portfolio..............................................   20,499,401     15,081,384

    Government Bond Portfolio...................................   16,530,370     15,709,880

5. SUBSEQUENT EVENTS:

   On July 1, 2004, Bank One Corporation, the former corporate parent of the Advisor and Administrator, merged into JPMorgan Chase & Co. On that date the Advisor became an affiliate of J.P. Morgan Investment Management Inc. ("JPMIM"), the investment adviser to the JPMorgan Funds. The Advisor and JPMIM will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide the same investment advisory services provided to the Trust and the JPMorgan Funds, respectively.

   On August 12, 2004, the Board of Trustees of the Trust approved an agreement with JPMorgan Chase Bank, an affiliate of the Advisor and the Administrator to act as the Funds' custodian. The transition of the custody responsibilities to JPMorgan Chase Bank is expected to be completed by December 2004 and is not anticipated to have a significant impact on the Funds' operations or their expenses.

   Additionally, on August 12, 2004, the Board of Trustees approved the appointment of JPMorgan Chase Bank as securities lending agent for the Trust that are permitted to lend their securities concurrent with the appointment of JPMorgan Chase Bank as custodian. Upon appointment of JPMorgan Chase Bank as securities lending agent, Bank One Trust Company, N.A. will no longer serve as sub-custodian.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                   OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS           HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  --------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business               None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.


Frederick W. Ruebeck          From April 2000 to present, Advisor, Jerome P. Green &                None
10/8/39                       Associates, LLC (a broker-dealer); January 2000 to April
5/16/94 - present             2000, self-employed as a consultant; June 1988 to December
                              1999, Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995          None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                  From 1975 to present, President, Gardner, Inc. (wholesale      Director, Cardinal
11/15/47                      distributor to outdoor power equipment industry).                 Health, Inc.
5/21/98 - present


Marilyn McCoy                 From 1985 to present, Vice President of Administration and            None
3/18/48                       Planning, Northwestern University.
4/28/99 - present


Julius L. Pallone             From 1994 to present, President, J.L. Pallone Associates              None
5/26/30                       (insurance consultant).
4/28/99 - present


Donald L. Tuttle              From 1995 to present, Vice President, Association for                 None
10/6/34                       Investment Management and Research.
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2004, there were 58 portfolios within the Fund complex.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 66

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               From 1995 to present, Chairman and Chief Executive Officer,
10/28/42                       Bank One Investment Management Group. Since 1992, President
President                      and Chief Executive Officer, Banc One Investment Advisors
10/15/03 - present             Corporation; Director, Banc One Investment Advisors
                               Corporation, One Group Dealer Services, Inc., and One Group
                               Administrative Services, Inc.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present


Nadeem Yousaf(2)               From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present             Trust.


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. From November 1998 to January
Secretary                      2003, Deputy General Counsel, Institutional Division,
10/15/03 - present             INVESCO. From January 1997 to October 1998, Associate
                               General Counsel, Piper Capital Management.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation. From August 1990 to January
Assistant Secretary            2000, Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS Fund Services, Inc. From June 1995 to
Assistant Secretary            January 2002, Chief Administrative Officer, Blue Sky
11/1/95 - present              Compliance, BISYS Fund Services, Inc.

------------
(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of June 30, 2004, there were 58 portfolios within the Fund complex.

(2) On July 12, 2004, Stephanie J. Dorsey was appointed to serve as Treasurer to the Trust.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2004
(UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2004, and continued to hold your shares at the end of the reporting period, June 30, 2004.

In order to comply with newly issued regulatory requirements, the beginning account value of this example will be $1,000. While this represents a change from the action outlined in One Group Investment Trust's Commitment to Fund Shareholders, this change will make it easier for shareholders to (1) estimate their actual expenses, e.g. for shareholders holding less than $10,000 in a fund, and (2) compare this information to similar information provided by other mutual funds.

ACTUAL EXPENSES
For each Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in first line of each Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                          ENDING
                                                                     BEGINNING            ACCOUNT         EXPENSES PAID
                                                                  ACCOUNT VALUE,        VALUE, JUNE          DURING
                                                                  JANUARY 1, 2004        30, 2004           PERIOD(1)
                                                                  ---------------      -------------      -------------
MID CAP GROWTH PORTFOLIO
                                 Actual.........................      $1,000              $1,056              $4.25
                                 Hypothetical(5)................      $1,000              $1,021              $4.19
MID CAP VALUE PORTFOLIO
                                 Actual.........................      $1,000              $1,064              $4.70
                                 Hypothetical(5)................      $1,000              $1,020              $4.61
DIVERSIFIED MID CAP PORTFOLIO
                                 Actual.........................      $1,000              $1,043              $4.74
                                 Hypothetical(5)................      $1,000              $1,020              $4.69
LARGE CAP GROWTH PORTFOLIO
                                 Actual.........................      $1,000              $1,023              $4.10
                                 Hypothetical(5)................      $1,000              $1,021              $4.10
DIVERSIFIED EQUITY PORTFOLIO
                                 Actual.........................      $1,000              $1,011              $4.54
                                 Hypothetical(5)................      $1,000              $1,020              $4.57
EQUITY INDEX PORTFOLIO
                                 Actual.........................      $1,000              $1,032              $2.49
                                 Hypothetical(5)................      $1,000              $1,023              $2.47

                                   COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                  -----------------------------------------------
                                  INVESTMENT                                           ANNUALIZED
                                   ADVISORY       ADMINISTRATION         OTHER          EXPENSE
                                   FEES(2)           FEES(3)          EXPENSES(4)        RATIO
                                  ----------      --------------      -----------      ----------
MID CAP GROWTH PORTFOLIO
                                    $3.32             $0.75              $0.18            0.83%
                                    $3.27             $0.74              $0.18            0.83%
MID CAP VALUE PORTFOLIO
                                    $3.80             $0.76              $0.14            0.91%
                                    $3.73             $0.74              $0.14            0.91%
DIVERSIFIED MID CAP PORTFOLIO
                                    $3.76             $0.75              $0.23            0.93%
                                    $3.73             $0.74              $0.22            0.93%
LARGE CAP GROWTH PORTFOLIO
                                    $3.27             $0.74              $0.09            0.81%
                                    $3.27             $0.74              $0.09            0.81%
DIVERSIFIED EQUITY PORTFOLIO
                                    $3.70             $0.74              $0.10            0.91%
                                    $3.73             $0.74              $0.10            0.91%
EQUITY INDEX PORTFOLIO
                                    $1.52             $0.71              $0.26            0.49%
                                    $1.51             $0.70              $0.26            0.49%

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

 68

INVESTMENT TRUST SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2004
(UNAUDITED)

                                                                                          ENDING
                                                                     BEGINNING            ACCOUNT         EXPENSES PAID
                                                                  ACCOUNT VALUE,        VALUE, JUNE          DURING
                                                                  JANUARY 1, 2004        30, 2004           PERIOD(1)
                                                                  ---------------      -------------      -------------
BALANCED PORTFOLIO
                                 Actual.........................      $1,000              $1,007              $4.39
                                 Hypothetical(5)................      $1,000              $1,021              $4.42
BOND PORTFOLIO
                                 Actual.........................      $1,000              $1,004              $3.73
                                 Hypothetical(5)................      $1,000              $1,021              $3.77
GOVERNMENT BOND PORTFOLIO
                                 Actual.........................      $1,000              $1,003              $3.09
                                 Hypothetical(5)................      $1,000              $1,022              $3.14

                                   COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                  -----------------------------------------------
                                  INVESTMENT                                           ANNUALIZED
                                   ADVISORY       ADMINISTRATION         OTHER          EXPENSE
                                   FEES(2)           FEES(3)          EXPENSES(4)        RATIO
                                  ----------      --------------      -----------      ----------
BALANCED PORTFOLIO
                                    $3.49             $0.74              $0.16            0.88%
                                    $3.52             $0.74              $0.16            0.88%
BOND PORTFOLIO
                                    $2.81             $0.73              $0.19            0.75%
                                    $2.84             $0.74              $0.19            0.75%
GOVERNMENT BOND PORTFOLIO
                                    $2.24             $0.73              $0.12            0.62%
                                    $2.27             $0.74              $0.13            0.62%

------------

(1) Expenses are equal to the Portfolio's annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect, wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Portfolios, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Portfolios to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Portfolio is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(5) Represents the hypothetical 5% annual return before expenses.

ONE GROUP INVESTMENT TRUST            SEMI-ANNUAL REPORT           June 30, 2004

SEMI-ANNUAL REPORT

                                                    [ONE GROUP INVESTMENTS LOGO]

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.


NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NONE.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      One Group Investment Trust
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Kundert, President
                         ------------------------------------------------------

Date     September 7, 2004
    ---------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David J. Kundert, President
                         ------------------------------------------------------

Date     September 7, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephanie J. Dorsey, Treasurer
                         ------------------------------------------------------

Date     September 7, 2004
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.